Filed Pursuant to Rule 497
Investment Company Act File No 811-07168
Securities Act File No. 333-218702

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
601 Union Street, Suite 3525
Seattle, Washington 98101
(800) 248-6314
www.rainierfunds.com

July 14, 2017

Dear Fellow Shareholder:

We are writing to let you know about an important shareholder vote coming up for Rainier Investment Management Mutual Funds (the “Rainier Trust”).  We have called a special meeting of shareholders of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund (each a “Rainier U.S. Fund” and, together, the “Rainier U.S. Funds”) to be held on September 14, 2017, in the offices of the Rainier Trust at 601 Union Street, Suite 3525, Seattle, Washington 98101.  The purpose of the meeting is to seek shareholder approval of an Agreement and Plan of Reorganization under which (1) the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund would be reorganized into the Hennessy Cornerstone Mid Cap 30 Fund and (2) the Rainier Large Cap Equity Fund would be reorganized into the Hennessy Cornerstone Large Growth Fund.  Hennessy Advisors, Inc. (“Hennessy Advisors”) is the investment advisor to the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund (each a “Hennessy Fund” and, together, the “Hennessy Funds”).  The enclosed package contains important information about the proposed reorganization.  For the reorganization to occur, shareholders like you must vote to approve it.

If the Rainier U.S. Funds’ shareholders approve the reorganization, the assets of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund will be merged into the Hennessy Cornerstone Mid Cap 30 Fund, and the assets of the Rainier Large Cap Equity Fund will be merged into the Hennessy Cornerstone Large Growth Fund.  Each of the Rainier U.S. Funds and the Hennessy Funds, as applicable, have substantially similar investment objectives.  While over 90% of the investments of the Rainier U.S. Funds are eligible investments for the applicable Hennessy Fund (meaning that over 90% of the investments of the Rainier U.S. Funds are equity securities that are subject to evaluation under the formulas utilized by the Hennessy Funds, and that the Hennessy Funds provide in their prospectus that they may hold indefinitely the portfolio securities transferred to them from another fund pursuant to an acquisition), the Rainier U.S. Funds and the Hennessy Funds do differ in investment strategies, as the Hennessy Funds employ a focused, formula-based approach to their investments.

We believe that the Hennessy Funds and the reorganization more generally has a number of desirable features for shareholders.  As noted above, the Hennessy Funds are advised by Hennessy Advisors.  Founded in 1989, Hennessy Advisors, with assets under management of nearly $6.55 billion as of May 31, 2017, is focused on providing high quality investment management and shareholder services for the Hennessy Funds.  As more fully described in the attached Proxy Statement/Prospectus, the Hennessy Funds have had strong past performance.

In addition, we understand that the proposed reorganization is not expected to have any adverse federal or state tax consequences to the Rainier U.S. Funds or their shareholders.
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The Board of Trustees of the Rainier Trust evaluated the proposed reorganization at a Board meeting held on June 1, 2017, and following careful analysis and consideration, unanimously approved the Agreement and Plan of Reorganization providing for the proposed reorganization transaction and recommends that you vote “FOR” the Agreement and Plan of Reorganization as well.  Please read the enclosed Proxy Statement/Prospectus and related materials carefully, and if you have any questions on the terms of the reorganization, please call the Rainier Trust at 800-248-6314.

If you are a shareholder of record as of the close of business on June 28, 2017, you are entitled to vote at the special meeting and at any postponements or adjournments thereof.  While we welcome you to join us at the special meeting, we expect that most shareholders will cast their votes by proxy.  Whether or not you are planning to attend the special meeting, we ask that you vote your shares for the reorganization as soon as possible.  Voting is easy and can be done in the following ways:

●	Simply mark, sign and date the enclosed proxy card and return it in the postage prepaid envelope;
●	Call the toll-free telephone number listed on the proxy card and follow the instructions to vote your shares;
●	Via the Internet at the website shown on the proxy card; or
●	In person at the special meeting of shareholders.
Thank you for your investment and confidence in Rainier U.S. Funds.

Sincerely,

/s/ Michele T. Mosca

Michele T. Mosca
Chief Executive Officer and President
Rainier Investment Management Mutual Funds

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the Proxy Statement/Prospectus or the securities to be issued pursuant to the reorganization under the Proxy Statement/Prospectus or determined if the Proxy Statement/Prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.

________________________________
The enclosed Proxy Statement/Prospectus is dated July 14, 2017, and is first being mailed to shareholders on or about July 21, 2017.
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RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
601 Union Street, Suite 3525
Seattle, Washington 98101
(800) 248-6314
www.rainierfunds.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
 TO BE HELD SEPTEMBER 14, 2017

A special meeting of shareholders of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund, each a series (each a “Rainier U.S. Fund” and, together, the “Rainier U.S. Funds”) of Rainier Investment Management Mutual Funds (the “Rainier Trust”), a Delaware statutory trust, will be held on Thursday, September 14, 2017, at 10:00 a.m. local time, in the offices of the Rainier Trust at 601 Union Street, Suite 3525, Seattle, Washington 98101.  At the special meeting, you and the other shareholders of each Rainier U.S. Fund will be asked to consider and vote upon:

1.	A proposal to approve an Agreement and Plan of Reorganization (the “Plan”) pursuant to which:
a.
all of the assets of the Rainier Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Mid Cap Equity Fund’s liabilities (other than the excluded liabilities);

b.
all of the assets of the Rainier Small/Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Small/Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Small/Mid Cap Equity Fund’s liabilities (other than the excluded liabilities); and

c.
all of the assets of the Rainier Large Cap Equity Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the Rainier Large Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Large Growth Fund will assume the Rainier Large Cap Equity Fund’s liabilities (other than the excluded liabilities).

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2.
If necessary, a proposal to adjourn the special meeting to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the special meeting to approve the Plan; and

3.	To transact such other business that may properly come before the special meeting or any postponements or adjournments thereof.
Each of the Rainier U.S. Funds and the Hennessy Funds, as applicable, have substantially similar investment objectives.  While over 90% of the investments of the Rainier U.S. Funds are eligible investments for the applicable Hennessy Fund (meaning that over 90% of the investments of the Rainier U.S. Funds are equity securities that are subject to evaluation under the formulas utilized by the Hennessy Funds, and that the Hennessy Funds provide in their prospectus that they may hold indefinitely the portfolio securities transferred to them from another fund pursuant to an acquisition), the Rainier U.S. Funds and the Hennessy Funds do differ in investment strategies, as the Hennessy Funds employ a focused, formula-based approach to their investments.

Only shareholders of record at the close of business on June 28, 2017, the record date for the special meeting, shall be entitled to notice of, and to vote at, the special meeting or any postponements or adjournments thereof.  This proxy is being solicited on behalf of the Rainier Trust.

YOUR VOTE IS IMPORTANT.  PLEASE RETURN YOUR PROXY
CARD PROMPTLY OR VOTE BY USING THE TOLL-FREE
 TELEPHONE OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD.

Whether or not you plan to attend the meeting, we urge you to authorize proxies to cast your votes.  You can do this in one of the following three ways:  (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling the toll-free telephone number listed on your proxy card, or (3) via the Internet at the website shown on your proxy card.  Your prompt voting by proxy will help ensure a quorum at the special meeting.  Voting by proxy will not prevent you from voting your shares in person at the special meeting.  You may revoke your proxy before it is exercised at the special meeting, either by writing to the Corporate Secretary of the Rainier Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the special meeting.  A prior proxy can also be revoked by proxy voting again through the website or toll-free telephone number listed above.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

/s/ Michele T. Mosca

Michele T. Mosca
Chief Executive Officer and President
July 14, 2017

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on September 14, 2017: The Notice, Proxy Statement, most recent Annual Report of the Rainier U.S. Funds, most recent Annual and Semi-Annual Reports of the Hennessy Funds and Form of Proxy are available at www.proxyvote.com.

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RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
601 Union Street, Suite 3525
Seattle, Washington 98101
(800) 248-6314
www.rainierfunds.com

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!
Dated:  July 14, 2017

Question 1:  What is this document and why did we send it to you?

Answer:  This document includes a notice of special meeting of shareholders, a combined Proxy Statement/Prospectus, and a form of proxy.  The Board of Trustees of Rainier Investment Management Mutual Funds, a Delaware statutory trust (the “Rainier Trust”), on behalf of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund, each a series of the Rainier Trust (each a “Rainier U.S. Fund” and, together, the “Rainier U.S. Funds”), has approved an Agreement and Plan of Reorganization (the “Plan”) between Hennessy Funds Trust and the Rainier Trust (the “Reorganization”) pursuant to which (i) all of the assets of the Rainier Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Mid Cap Equity Fund’s liabilities (other than the excluded liabilities); (ii) all of the assets of the Rainier Small/Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Small/Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Small/Mid Cap Equity Fund’s liabilities (other than the excluded liabilities); and (iii) all of the assets of the Rainier Large Cap Equity Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the Rainier Large Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Large Growth Fund will assume the Rainier Large Cap Equity Fund’s liabilities (other than the excluded liabilities).  The Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund are referred to herein as each a “Hennessy Fund” and, together, the “Hennessy Funds.”

Each of the Rainier U.S. Funds and the Hennessy Funds, as applicable, have substantially similar investment objectives.  While over 90% of the investments of the Rainier U.S. Funds are eligible investments for the applicable Hennessy Fund (meaning that over 90% of the investments of the Rainier U.S. Funds are equity securities that are subject to evaluation under the formulas utilized by the Hennessy Funds, and that the Hennessy Funds provide in their prospectus that they may hold indefinitely the portfolio securities transferred to them from another fund pursuant to an acquisition), the Rainier U.S. Funds and the Hennessy Funds do
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differ in investment strategies, as the Hennessy Funds employ a focused, formula-based approach to their investments.

Shareholder approval of each of the Rainier U.S. Funds is needed to proceed with the Reorganization and a special meeting of shareholders of each of the Rainier U.S. Funds will be held on September 14, 2017, to consider whether to approve the Plan and implement the Reorganization.  The Rainier Trust’s Board of Trustees is sending this document to you for your use in deciding whether to approve the Plan at the special meeting.

Question 2: What is the reason for the Reorganization?

Answer:  Rainier Investment Management, LLC (“Rainier”), the investment advisor to the Rainier Trust, recently completed a strategic review of the management and operations of the Rainier U.S. Funds and determined that it would be advisable to pursue the reorganization of the Rainier U.S. Funds with another fund group.  Following this strategic review process, Rainier identified Hennessy Advisors, Inc. (“Hennessy Advisors”) as an asset management firm that it believes can successfully manage the investments of the current shareholders of the Rainier U.S. Funds following the completion of the proposed Reorganization of the Rainier U.S. Funds into the Hennessy Funds.  Rainier believes Hennessy Advisors is focused on providing high-quality investment management services and customer service to the Hennessy Funds and its shareholders and the Hennessy Funds are well suited to acquire the assets of the Rainier U.S. Funds.

Rainier therefore made a recommendation to the Rainier Trust’s Board of Trustees to approve the Reorganization of the Rainier U.S. Funds with and into the Hennessy Funds, and, following careful analysis and consideration, the Rainier Trust’s Board of Trustees approved the Plan providing for the proposed Reorganization transaction after concluding that the implementation of the Reorganization is advisable and in the best interests of the Rainier U.S. Funds’ shareholders.  The Rainier Trust’s Board of Trustees recommends that you vote “FOR” the Plan.

Question 3: How will the Rainier U.S. Funds and their shareholders be affected by the Reorganization?

Answer:  As a result of the Reorganization, the Rainier U.S. Funds will become part of the Hennessy Funds with Hennessy Advisors as the investment advisor.  The following is information regarding the fees and expenses of the Hennessy Funds as compared to the Rainier U.S. Funds:
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	Rainier Mid Cap Equity Fund (Original Class)	Rainier Small/Mid Cap Equity Fund (Original Class)	Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Investor Class)

Advisory Fee	0.85%	0.85%	0.74%

Expense Ratio(1)	1.44%	1.39%	1.34%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Investor)	0.10%	0.05%	N/A

(1)   The expense ratios for Original Class shares of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund shown above are the gross expense ratios from the Annual Report of the Rainier U.S. Funds dated March 31, 2017.  The pro forma expense ratio for Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund shown above is based on the expense ratio from the Semi-Annual Report of the Hennessy Cornerstone Mid Cap 30 Fund dated April 30, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund will be capped, pursuant to the written direction of the Board of Trustees of Hennessy Funds Trust, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Original Class shares of the Rainier Small/Mid Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.

	Rainier Mid Cap Equity Fund (Institutional Class)	Rainier Small/Mid Cap Equity Fund (Institutional Class)	Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Institutional Class)

Advisory Fee	0.85%	0.85%	0.74%

Expense Ratio(1)	1.17%	1.07%	0.97%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Institutional)	0.20%	0.10%	N/A

(1)    The expense ratios for Institutional Class shares of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund shown above are the gross expense ratios from the Annual Report of the Rainier U.S. Funds dated March 31, 2017.  The pro forma expense ratio for Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund shown above is based on the expense ratio from the Semi-Annual Report of the Hennessy Cornerstone Mid Cap 30 Fund dated April 30, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund will be capped, pursuant to the written direction of the Board of Trustees of Hennessy Funds Trust, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Institutional Class shares of the Rainier Small/Mid Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.
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	Rainier Large Cap Equity Fund (Original Class)	Hennessy Cornerstone Large Growth Fund Pro Forma (Investor Class)

Advisory Fee	0.70%	0.74%

Expense Ratio(1)	1.29%	1.26%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Large Growth Fund Pro Forma (Investor)	0.03%	N/A

(1)    The expense ratio for Original Class shares of the Rainier Large Cap Equity Fund shown above is the gross expense ratio from the Annual Report of the Rainier U.S. Funds dated March 31, 2017.   The pro forma expense ratio for Investor Class shares of the Hennessy Cornerstone Large Growth Fund shown above is based on the expense ratio from the Semi-Annual Report of the Hennessy Cornerstone Large Growth Fund dated April 30, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Investor Class shares of the Hennessy Cornerstone Large Growth Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Original Class shares of the Rainier Large Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.  The net expense ratio for the Rainier Large Cap Equity Fund from the March 31, 2017, Annual Report (after fee waivers and expense subsidies) was lower than for the pro forma Hennessy Cornerstone Large Growth Fund because Rainier agreed to waive 0.07% of its advisory fee through July 31, 2017.  That waiver will expire and the advisory fee will increase to the contractual rate on August 1, 2017.

	Rainier Large Cap Equity Fund Pro Forma (Institutional Class)	Hennessy Cornerstone Large Growth Fund Pro Forma (Institutional Class)

Advisory Fee	0.70%	0.74%

Expense Ratio(1)	0.98%	0.97%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Large Growth Fund Pro Forma (Institutional)	0.01%	N/A

(1)    The pro forma expense ratio shown above for Institutional Class shares of the Rainier Large Cap Equity Fund is higher than the net expense ratio shown in the Annual Report of the Rainier U.S. Funds dated March 31, 2017, to reflect the effect of reduced assets for the Rainier Large Cap Equity Fund and the Rainier Trust and to reflect the expiration after July 31, 2017, of Rainier’s waiver of 0.07% of its advisory fee.   The pro forma expense ratio for Institutional Class shares of the Hennessy Cornerstone Large Growth Fund shown above is based on the expense ratio from the Semi-Annual Report of the Hennessy Cornerstone Large Growth Fund dated April 30, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Institutional Class shares of the Hennessy Cornerstone Large Growth Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Institutional Class shares of the Rainier Large Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization. The net expense ratio for the Rainier Large Cap Equity Fund from the March 31, 2017, Annual Report (after fee waivers and expense subsidies) was lower than the Hennessy Cornerstone Large Growth Fund because Rainier agreed to waive 0.07% of its advisory fee through July 31, 2017.  That waiver will expire and the advisory fee will increase to the contractual rate on August 1, 2017.  In addition, the expense ratios reflected in the Rainier Large Cap Equity Fund’s March 31, 2017, Annual Report were based upon higher assets in both the Rainier Large Cap Equity Fund and the Rainier Trust.

The Rainier U.S. Funds will be supervised by the Board of Trustees of Hennessy Funds Trust and will be serviced by the Hennessy Funds’ services providers.  The proposed Reorganization is not expected to have any adverse federal or state tax consequences to the Rainier U.S. Funds or their shareholders.
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Question 4:  How will the Reorganization work?

Answer:  Pursuant to the Plan:

●
The Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund will transfer all of their assets and liabilities to the Hennessy Cornerstone Mid Cap 30 Fund in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, with each of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund distributing Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund pro rata to their Original Class and Institutional Class shareholders, respectively.  Original Class shareholders of each of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund will thus effectively be converted into Investor Class shareholders of the Hennessy Cornerstone Mid Cap 30 Fund, and will hold Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund with the same net asset value as Original Class shares of the Rainier Mid Cap Equity Fund or the Rainier Small/Mid Cap Equity Fund that they held prior to the Reorganization.  Institutional Class shareholders of each of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund will thus effectively be converted into Institutional Class shareholders of the Hennessy Cornerstone Mid Cap 30 Fund, and will hold Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund with the same net asset value as Institutional Class shares of the Rainier Mid Cap Equity Fund or the Rainier Small/Mid Cap Equity Fund that they held prior to the Reorganization.

●
The Rainier Large Cap Equity Fund will transfer all of its assets and liabilities to the Hennessy Cornerstone Large Growth Fund in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, with the Rainier Large Cap Equity Fund distributing Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund pro rata to its Original Class and Institutional Class shareholders, respectively.  Original Class shareholders of the Rainier Large Cap Equity Fund will thus effectively be converted into Investor Class shareholders of the Hennessy Cornerstone Large Growth Fund, and will hold Investor Class shares of the Hennessy Cornerstone Large Growth Fund with the same net asset value as Original Class shares of the Rainier Large Cap Equity Fund that they held prior to the Reorganization.  Institutional Class shareholders of the Rainier Large Cap Equity Fund will thus effectively be converted into Institutional Class shareholders of the Hennessy Cornerstone Large Growth Fund, and will hold Institutional Class shares of the Hennessy Cornerstone Large Growth Fund with the same net asset value as Institutional Class shares of the Rainier Large Cap Equity Fund that they held prior to the Reorganization.

The investment minimums of Institutional Class shares of the Hennessy Funds will not apply to Institutional Class shareholders of the Rainier U.S. Funds who receive Institutional Class shares of the Hennessy Funds in the Reorganization, nor will the minimums that trigger conversion or mandatory redemption of Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund apply to Institutional Class shareholders of the Rainier U.S. Funds.  Instead, the investment minimums currently applicable to Institutional Class shares for the Rainier U.S. Funds will continue to apply following the Reorganization.
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If the Plan and Reorganization are carried out as proposed, we do not expect that the transaction will have any adverse federal or state tax consequences to the Rainier U.S. Funds or their shareholders.  Please refer to the enclosed Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

Question 5:  What will happen if the Plan is not approved?

Answer:  If the Plan is not approved by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders or the Rainier Large Cap Equity Fund’s shareholders, then the Rainier U.S. Funds will continue to operate and the Rainier Trust’s Board of Trustees may take any further action it deems to be in the best interest of the Rainier U.S. Funds and their shareholders, including terminating the Rainier U.S. Funds, in all cases subject to approval by the Rainier U.S. Funds’ shareholders if required by applicable law.

The approval of the Plan by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders and the Rainier Large Cap Equity Fund’s shareholders is required for the consummation of the Reorganization.  If the Plan is not approved by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders or the Rainier Large Cap Equity Fund’s shareholders, the Rainier Trust may seek to adjourn the special meeting of shareholders to obtain sufficient votes to approve the Plan.  If sufficient votes are not obtained to approve the Plan by all of the Rainier U.S. Funds, the Reorganization will not be consummated.

Question 6:  Why do I need to vote?

Answer:  Your vote is needed to ensure that the Reorganization proposal can be acted upon.  Even if you are a small investor, your vote makes a difference.  If numerous shareholders just like you fail to vote, the Rainier U.S. Funds may not receive enough votes to go forward with the special meeting.  Your immediate response will help prevent the need for any further solicitations for a shareholder vote.  You may authorize proxies to cast your vote (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling the toll-free telephone number listed on your proxy card; or (3) via the Internet at the website shown on your proxy card.  We encourage all shareholders to participate.

Question 7:  How does the Board of Trustees recommend that I vote?

Answer:  After careful consideration, the Rainier Trust’s Board of Trustees recommends that you vote “FOR” the Plan.  If necessary, we may ask the shareholders of the Funds to vote on the proposal to adjourn the special meeting to solicit additional proxies if a quorum does not exist or a quorum exists but there are insufficient votes at the time of the adjournment to approve the Reorganization for any one of the Rainier U.S. Funds.  The Rainier Trust’s Board of Trustees recommends that you vote “FOR” adjournment.

Question 8:  Who is paying for expenses related to the Reorganization?

Answer:  Rainier and Hennessy Advisors will be responsible for paying their own professional fees, including legal and accounting fees, and other costs and expenses incurred by
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them or any of their affiliates in connection with the Reorganization, provided that Rainier and Hennessy Advisors shall bear equally the costs associated with (i) soliciting and obtaining the proxy vote of the shareholders of the Rainier U.S. Funds, including the proxy advisory firm fees, and (ii) data conversion and transition services of U.S. Bancorp Fund Services, LLC.  Hennessy Advisors will pay all costs associated with the preparation and filing and obtaining effectiveness of the Registration Statement on Form N-14 and Proxy Statement/Prospectus other than legal and accounting fees incurred by Rainier in connection with its review of the Registration Statement and Proxy Statement/Prospectus.  The total expenses of the Reorganization are estimated to be approximately $350,000.

Question 9:  How do I vote?

Answer:  Whether or not you plan to attend the meeting, we urge you to authorize proxies to cast your votes.  You can do this in one of the following three ways:  (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling the toll-free telephone number listed on your proxy card; or (3) via the Internet at the website shown on your proxy card.  You may also vote in person at the special meeting.  Your prompt voting by proxy will help ensure a quorum at the special meeting.  Voting by proxy will not prevent you from voting your shares in person at the special meeting.  You may revoke your proxy before it is exercised at the special meeting, either by writing to the Corporate Secretary of the Rainier Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the special meeting.  A prior proxy can also be revoked by proxy voting again through the website or toll-free telephone number listed on your proxy card.  If you have any questions regarding the proposed Reorganization, please do not hesitate to call 1-855-928-4498.

Question 10:  Who do I call if I have questions?

Answer:  We will be happy to answer your questions about the proxy solicitation.  Please call 1-855-928-4498 during normal business hours between 8:00 a.m. and 5:00 p.m. Eastern time.
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RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
601 Union Street, Suite 3525
Seattle, Washington 98101
(800) 248-6314
www.rainierfunds.com

HENNESSY FUNDS TRUST
7250 Redwood Boulevard, Suite 200
Novato, California 94945
(800) 966-4354
www.hennessyfunds.com

PROXY STATEMENT AND PROSPECTUS DATED JULY 14, 2017

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by Rainier Investment Management Mutual Funds, a Delaware statutory trust (the “Rainier Trust”), on behalf of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund, each a series of the Rainier Trust (each a “Rainier U.S. Fund” and, together, the “Rainier U.S. Funds”), for use at a special meeting of shareholders of the Rainier U.S. Funds to be held in the offices of the Rainier Trust at 601 Union Street, Suite 3525, Seattle Washington 98101, on Thursday, September 14, 2017, at 10:00 a.m. local time.  At the special meeting, shareholders of the Rainier U.S. Funds will meet for the following purposes:

●
To vote on a proposal to approve the reorganization of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund into the Hennessy Cornerstone Mid Cap 30 Fund and the reorganization of the Rainier Large Cap Equity Fund into the Hennessy Cornerstone Large Growth Fund (the “Reorganization”), pursuant to the Agreement and Plan of Reorganization (the “Plan”).  The Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund are referred to herein as each a “Hennessy Fund” and, together, the “Hennessy Funds.”  A copy of the Plan is attached hereto as Exhibit A.  Pursuant to the Plan:

●
all of the assets of the Rainier Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Mid Cap Equity Fund’s liabilities (other than the excluded liabilities);

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●
all of the assets of the Rainier Small/Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Small/Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Small/Mid Cap Equity Fund’s liabilities (other than the excluded liabilities); and

●
all of the assets of the Rainier Large Cap Equity Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the Rainier Large Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Large Growth Fund will assume the Rainier Large Cap Equity Fund’s liabilities (other than the excluded liabilities).

●
If necessary, to approve adjourning the special meeting to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the special meeting to approve the Plan; and

●	To transact such other business that may properly come before the special meeting or any postponements or adjournments thereof.
Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to the Rainier Trust at 601 Union Street, Suite 3525, Seattle, Washington 98101, Attention: Corporate Secretary, or in person at the time of the special meeting.  A prior proxy can also be revoked by proxy voting again through the website or toll-free telephone number listed in the enclosed voting instructions.

Each Rainier U.S. Fund is a series of the Rainier Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  The Hennessy Funds are each a series of Hennessy Funds Trust, an open-end management investment company registered with the SEC under the Investment Company Act.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus, which means that they are legally considered to be a part of this Proxy Statement/Prospectus:

●	Prospectus of the Rainier U.S. Funds, dated July 29, 2016, as supplemented to date.
●	Annual Report to Shareholders for the Rainier U.S. Funds for the fiscal year ended March 31, 2017, containing audited financial statements.
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●	Prospectus of the Hennessy Funds, dated February 28, 2017.
●	Annual Reports to Shareholders for the Hennessy Funds, for the fiscal year ended October 31, 2016, as amended to date, containing audited financial statements.
●	Semi-Annual Reports to Shareholders for the Hennessy Funds, for the six months ended April 30, 2017.
Copies of the Rainier U.S. Funds’ documents are available upon request and without charge by writing to the Rainier Trust at 601 Union Street, Suite 3525, Seattle, Washington 98101, by calling 1-800-248-6314, or over the Internet at www.rainierfunds.com.  Copies of the Hennessy Funds’ documents are available upon request and without charge by writing to Hennessy Funds Trust, 7250 Redwood Blvd., Suite 200, Novato CA 94945, by calling 1800966-4354 or 1-415-899-1555, or over the Internet at hennesyfunds.com.

The Annual Report to Shareholders for the Rainier U.S. Funds for the fiscal year ended March 31, 2017, containing audited financial statements, has been previously mailed to shareholders of the Rainier U.S. Funds.  Copies are available by writing or calling the Rainier Trust at the address or telephone number listed above or over the Internet at www.rainierfunds.com.

Copies of the Annual Reports to Shareholders for the Hennessy Funds for the fiscal year ended October 31, 2016, as amended to date, containing audited financial statements, and the Semi-Annual Reports to Shareholders for the six months ended April 30, 2017, are available by writing or calling Hennessy Funds Trust at the address or telephone number listed above or over the Internet at hennessyfunds.com.

This Proxy Statement/Prospectus sets forth concisely the information about the Hennessy Funds that you should know before considering the Plan and resulting Reorganization and it should be retained for future reference.  Additional information contained in a statement of additional information relating to this Proxy Statement/Prospectus (the “SAI”), as required by the SEC, is on file with the SEC.  The SAI is available without charge, upon request by calling the toll free number set forth above for the Rainier Trust, by writing or calling the Rainier Trust at the address or telephone number listed above or over the Internet at www.rainierfunds.com.  The SAI, dated July 14, 2017, is incorporated by reference into this Proxy Statement/Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in this Proxy Statement/Prospectus or the securities to be issued pursuant to the reorganization under this Proxy Statement/Prospectus or determined if this Proxy Statement/Prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.

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PROXY STATEMENT / PROSPECTUS TABLE OF CONTENTS
Page

I.	SYNOPSIS			1
	A.	Overview		1
	B.	Reasons for the Reorganization and Board Deliberations		1
	C.	The Proposed Plan and Resulting Reorganization		4
	D.	Comparison of the Funds and the Hennessy Cornerstone Mid Cap 30 Fund		5
		1.	Investment Objectives and Principal Investment Policies	5
		2.	Investment Advisory Services	10
		3.	Distribution Services	10
		4.	Purchase and Redemption Procedures	10
		5.	Exchange Procedures	12
	E.	Other Significant Considerations and Consequences of the Proposed Reorganization		13
	F.	Federal Tax Consequences of the Proposed Reorganization		14

II.	PRINCIPAL RISK FACTORS			15

III.	COMPARISON FEE TABLES AND EXAMPLES			18
	A.	Fee Tables		18
	B.	Example		21

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION			22
	A.	Summary of the Proposed Reorganization		22
	B.	Terms of the Plan		23
	C.	Description of the Hennessy Fund Shares		26
	D.	Reasons for the Reorganization Considered by the Board		26
	E.	Federal Income Tax Consequences		26
	F.	Comparison of Shareholder Rights		28
	G.	Capitalization		29

V.	INFORMATION ABOUT THE RAINIER U.S. FUNDS AND THE HENNESSY FUNDS			30
	A.	Investment Objective and Investment Strategies		30
	B.	Fees and Expenses		30
	C.	Performance and Portfolio Turnover		31
	D.	Investment Advisor and Portfolio Managers		40
	E.	Payments to Broker-Dealers and Other Financial Intermediaries		40
	F.	Net Asset Value		41
	G.	Shares		42
	H.	Taxes, Dividends and Distributions		52
	I.	Financial Highlights		53
	J.	Distribution Arrangements		54
	K.	Distribution Plans		54

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VI.	VOTING INFORMATION		56
	A.	Method and Cost of Solicitation	58
	B.	Right of Revocation	58
	C.	Voting Securities and Principal Holders	59

VII.	ADDITIONAL INFORMATION		67

VIII.	MISCELLANEOUS INFORMATION		67
	A.	Other Business	67
	B.	Next Meeting of Shareholders	67
	C.	Legal Matters	68
	D.	Experts	68

Exhibit A			A-1

Exhibit B			B-1

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I.	SYNOPSIS
A.	Overview
The following synopsis is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, including documents incorporated by reference, as well as in the Plan.  This Proxy Statement/Prospectus is qualified by reference to the more complete information contained herein as well as in the Prospectus of the Rainier U.S. Funds, dated July 29, 2016, as supplemented to date, which includes information about the Rainier U.S. Funds, and in the Plan attached hereto as Exhibit A.  Shareholders should read the entire Proxy Statement/Prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations
The proposed Reorganization was presented to the Rainier Trust’s Board of Trustees (the “Board”) for consideration at a meeting held on June 1, 2017.  At this meeting, representatives of Rainier Investment Management, LLC (“Rainier”), Hennessy Advisors, Inc. (“Hennessy Advisors”) and the Hennessy Funds provided, and the Board reviewed, detailed information about the proposed Reorganization in response to the Board’s request for information regarding Hennessy Advisors, the Hennessy Funds and the Reorganization.  That meeting included general details about Hennessy Advisors, the Hennessy Funds and its Board of Trustees, the investment objective and strategies, as well as information about past performance of each Hennessy Fund, and a comparison of the expense ratios of each Rainier U.S. Fund to its corresponding Hennessy Fund.  The meeting also included an analysis of the expected benefits to each Rainier U.S. Fund’s shareholders.  For the reasons discussed below, the Board, including all of the trustees who are not “interested persons” (as defined in the Investment Company Act) (the “Independent Trustees”) of the Rainier Trust, determined that the Reorganization is in the best interests of the Rainier U.S. Funds and their shareholders and unanimously voted to approve the Reorganization and to present it to shareholders for approval.

At the meeting held on June 1, 2017, Rainier informed the Board that it had recently completed a strategic review of the management and operations of the Rainier U.S. Funds and concluded that it would be advisable to discontinue its management of the Rainier U.S. Funds and pursue the reorganization of the Rainier U.S. Funds with another fund group.  Rainier also informed the Board that, following this strategic review process, it had reviewed possible reorganization and acquisition candidates, had identified Hennessy Advisors, and had recommended the reorganization of the Rainier U.S. Funds into the Hennessy Funds.

The Board also met with representatives of Hennessy Advisors and reviewed information regarding Hennessy Advisors and the Hennessy Funds that had been requested by the Board and considered additional information regarding the proposed Reorganization.  The Independent Trustees also discussed the proposed Reorganization without the participation of representatives of Rainier or Hennessy Advisors.  After reviewing and considering a number of factors relating to Hennessy Advisors and the Hennessy Funds, the Board determined that the Reorganization is in the best interests of the shareholders of each of the Rainier U.S. Funds.

With respect to each Rainier U.S. Fund, in determining whether to approve the Reorganization and to recommend approval to shareholders, the Board (including the Independent Trustees) considered a number of matters, including the following:

1.
The reduced ability of Rainier to continue to manage and support the Rainier U.S. Funds given the declining assets and viability of the Rainier U.S. Funds, as well as Rainier’s reduced ability to continue to devote resources to maintaining competitive expense ratios for the Rainier U.S. Funds.

2.
The Reorganization provides a better opportunity to reduce expense ratios over time.  Rainier remains willing to waive fees and subsidize expenses for the Rainier U.S. Funds only for a temporary period in order to allow shareholders to consider the Reorganization.  In addition, the Reorganization would result in each Rainier U.S. Fund becoming part of a larger pool of assets with a greater potential for economies of scale.

3.
The Board noted that Hennessy Advisors has demonstrated its successful distribution capabilities for mutual funds.  These distribution capabilities may help the resulting combined Hennessy Fund to experience asset growth (or more moderate declines in adverse conditions), which may provide those Rainier U.S. Funds with opportunities to realize greater operating efficiencies as a result of the economies of scale that may be available to a larger fund, and which could lead to lower total operating expenses over time.

4.
The Board noted that the Reorganization is expected to qualify as a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended, and, therefore, shareholders generally will not recognize gain or loss for federal income tax purposes on the exchange of shares of a Rainier U.S. Fund for shares of the corresponding Hennessy Fund.

5.
The Board noted that shareholders who do not wish to become shareholders of the applicable Hennessy Fund may redeem their shares from the applicable Rainier U.S. Fund at any time before the Reorganization without the imposition of any redemption fee.

6.
The Board considered that if the Reorganization was not to occur, that the Rainier U.S. Funds would likely be liquidated.  The proposed Reorganization provides another alternative to shareholders who desire to maintain an investment in the applicable type of investment and strategy.

7.
The Board took into consideration the agreement of Hennessy Advisors and Rainier to bear all of the expenses that otherwise would be incurred by the Rainier U.S. Funds and the Hennessy Funds, other than brokerage and other transaction costs, in connection with the Reorganization, so that the shareholders will not bear these costs.  The Board was informed that no sales charge, commission, redemption fee or other transactional fee will be charged to shareholders as a result of the Reorganization.

8.
The action of the Board to recommend the proposed Reorganization included consideration of a number of additional factors, including (i) the nature, extent and quality of the services proposed to be provided by Hennessy Advisors, including the long-term performance of the Hennessy Funds; (ii) Hennessy Advisors’ significant prior experience with mutual fund acquisitions; (iii) operating expense ratios of the Rainier U.S. Funds and the Hennessy Funds; (iv) that the interests of shareholders of the Rainier U.S. Funds will not be diluted as a result of the Reorganization; and (v) the nature, extent and quality of the non-advisory services to be provided by various service providers to the Hennessy Funds following the closing of the Reorganization.

The Board was also advised that Rainier intends to rely on Section 15(f) of the Investment Company Act, which provides a non-exclusive safe harbor for an investment adviser to an investment company, and any of the investment adviser’s “affiliated persons” (as such term is defined in the Investment Company Act), to receive any amount or benefit in connection with a change in control of the investment adviser so long as two conditions are met.  First, for a period of three years after the closing of the Reorganization, at least 75% of the trustees of the acquiring funds must be persons who are not “interested persons” of the predecessor or successor advisor.  Rainier and Hennessy Advisors have indicated that they intend to take the necessary actions to comply with this 75% requirement with respect to the trustees of Hennessy Funds Trust for the three-year period following the closing of the Reorganization.  The second condition of Section 15(f) is that, for a period of two years following an acquisition of an investment advisor to mutual funds, there must not be imposed on the subject funds any “unfair burden” as a result of the acquisition or any express or implied terms, conditions or understandings related to it.  An “unfair burden” would include any arrangement whereby an investment adviser, or any interested person of the investment adviser, would receive or be entitled to receive any compensation, directly or indirectly, from each fund or its shareholders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of each subject fund (other than bona fide ordinary compensation as principal underwriter for the subject funds).  In this regard, the Board was informed that Rainier and Hennessy Advisors have indicated that they intend to take the necessary actions to comply with this requirement of Section 15(f) and that, as a result, no special compensation arrangements are contemplated in connection with the Reorganization.  Specifically, Hennessy Advisors and Hennessy Funds Trust have agreed that, for the minimum time periods specified in Section 15(f) of the Investment Company Act, they will ensure that (1) at least 75% of the trustees of Hennessy Funds Trust are not “interested persons” (as that term is defined in the Investment Company Act) of Hennessy Advisors or Rainier; and (2) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the Investment Company Act) will be imposed on the Hennessy Funds.  For purposes of determining whether any “unfair burden” would result from the Reorganization, the Independent Trustees were comfortable that a possible increase in the net expense ratio that would apply should not be regarded as an “unfair burden” given the temporary nature of Rainier’s continued willingness to waive fees and subsidize expenses for the Rainier U.S. Funds and given the current operations and expense ratios of the Hennessy Funds.

The Board has approved the Plan and resulting Reorganization, and recommends that you vote “FOR” the Plan and Reorganization.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about September 15, 2017, or such other date as is agreed to by the parties, provided that the Hennessy Funds have obtained prior to that time an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust, concerning the tax consequences of the Reorganization as set forth in the Plan.  The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Rainier U.S. Funds, at any time prior to the closing, (i) by the Rainier Trust if any conditions precedent to the obligations of the Rainier U.S. Funds have not been fulfilled or waived; (ii) by Hennessy Funds Trust if any conditions precedent to the obligations of the Hennessy Funds have not been fulfilled or waived; or (iii) by mutual consent of the parties.

Rainier and Hennessy Advisors will be responsible for paying their own professional fees, including legal and accounting fees, and other costs and expenses incurred by them or any of their affiliates in connection with the Reorganization, provided that Rainier and Hennessy Advisors shall bear equally the costs associated with (i) soliciting and obtaining the proxy vote of the shareholders of the Rainier U.S. Funds, including the proxy advisory firm fees, and (ii) data conversion and transition services of U.S. Bancorp Fund Services, LLC.  Hennessy Advisors will pay all costs associated with the preparation and filing and obtaining effectiveness of the Registration Statement on Form N-14 and the Proxy Statement/Prospectus other than legal and accounting fees incurred by Rainier in connection with its review of the Registration Statement and Proxy Statement/Prospectus.  In addition to solicitations by mail, the officers and agents of the Rainier U.S. Funds also may solicit proxies, without special compensation, by telephone or via the Internet.  If the Plan is not approved by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders or the Rainier Large Cap Equity Fund’s shareholders, then the Rainier U.S. Funds will continue to operate and the Board may take any further action it deems to be in the best interest of the Rainier U.S. Funds and their shareholders, including terminating the Rainier U.S. Funds, in all cases subject to approval by the Rainier U.S. Funds’ shareholders if required by applicable law.

C.	The Proposed Plan and Resulting Reorganization
If a Fund’s shareholders approve the Plan and the Reorganization takes place, then:

●
the Hennessy Cornerstone Mid Cap 30 Fund will acquire substantially all of the assets and assume the liabilities (other than the excluded liabilities) of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund;

●
the Hennessy Cornerstone Mid Cap 30 Fund will issue Investor Class and Institutional Class shares to the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund, which the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund will distribute pro rata to their Original Class and Institutional Class shareholders, respectively;

●	the shareholders of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund will become shareholders of the Hennessy Cornerstone Mid Cap 30 Fund;

●
the Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund received by a shareholder of the Rainier Mid Cap Equity Fund or the Rainier Small/Mid Cap Equity Fund will have the same aggregate net asset value as such shareholder’s interest in the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund, respectively, immediately prior to the Reorganization;

●	the Hennessy Cornerstone Large Growth Fund will acquire substantially all of the assets and assume the liabilities (other than the excluded liabilities) of the Rainier Large Cap Equity Fund;
●
the Hennessy Cornerstone Large Growth Fund will issue Investor Class and Institutional Class shares to the Rainier Large Cap Equity Fund, which the Rainier Large Cap Equity Fund will distribute pro rata to its Original Class and Institutional Class shareholders, respectively;

●	the shareholders of the Rainier Large Cap Equity Fund will become shareholders of the Hennessy Cornerstone Large Growth Fund; and
●
the Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund received by a Rainier Large Cap Equity Fund’s shareholder will have the same aggregate net asset value as such shareholder’s interest in the Rainier Large Cap Equity Fund immediately prior to the Reorganization.

No sales charges will be imposed on the shares of the Hennessy Funds issued in connection with the Reorganization.  The Reorganization has been structured with the intention that it qualify, for federal income tax purposes, as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the “Code”).  Therefore, shareholders should not recognize any gain or loss on their Rainier U.S. Fund shares for federal income tax purposes as a result of the Reorganization.

D.	Comparison of the Funds and the Hennessy Cornerstone Mid Cap 30 Fund
1.	Investment Objectives and Principal Investment Policies
Each of the Rainier U.S. Funds and the Hennessy Funds have substantially similar investment objectives.  While over 90% of the investments of the Rainier U.S. Funds are eligible investments for the applicable Hennessy Fund (meaning that over 90% of the investments of the Rainier U.S. Funds are equity securities that are subject to evaluation under the formulas utilized by the Hennessy Funds, and that the Hennessy Funds provide in their prospectus that they may hold indefinitely the portfolio securities transferred to them from another fund pursuant to an acquisition), the Rainier U.S. Funds and the Hennessy Funds do differ in investment strategies, as the Hennessy Funds employ a focused, formula-based approach to their investments, as described below.

The table below briefly highlights the differences in investment strategy of the Rainier U.S. Funds and the Hennessy Funds.  Following the table is a more detailed description of each of the Funds and their principal investment strategies.

Principal Investment Strategies of Rainier U.S. Fund Being Acquired	Principal Investment Strategies of Hennessy Fund Acquiring Rainier U.S. Fund
Rainier Mid Cap Equity Fund

The Rainier Mid Cap Equity Fund employs an active investment management strategy pursuant to which it normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of mid-capitalization companies traded in the United States.  Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index.  The market capitalization of companies in which the Rainier Mid Cap Equity Fund may invest may vary with market conditions.  As of December 31, 2016, the market capitalization range of companies included in the Russell Midcap Index was $643 million to $57.5 billion.

Hennessy Cornerstone Mid Cap 30 Fund

The Hennessy Cornerstone Mid Cap 30 Fund employs a focused, formula-based approach.  Specifically, it invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap, growth-oriented stocks by utilizing a highly disciplined, quantitative formula known as the Cornerstone Mid Cap 30 Formula®.  From a universe of stocks of mid-cap companies (defined as companies that have a market cap of between $1 billion and $10 billion), excluding American Depositary Receipts, the Mid Cap 30 Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1.	Price-to-sales ratio below 1.5
2.	Annual earnings that are higher than the previous year
3.	Positive stock price appreciation, or relative strength, over the past three and six month periods

Rainier Small/Mid Cap Equity Fund

The Rainier Small/Mid Cap Equity Fund employs an active investment management strategy pursuant to which it normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of small- and mid-capitalization companies traded in the United States.  The Rainier Small/Mid Cap Equity Fund will invest in approximately 75 to 150 companies.  Rainier defines small- and mid-cap companies as companies that are members of, or fall within, the capitalization range inclusive of the Russell 2000® Index, which was $23.6 million to $4.1 billion as of June 30, 2016, and the Russell Midcap® Index, which was $643 million to $57.5 billion as of December 31, 2016.

Hennessy Cornerstone Mid Cap 30 Fund

The Hennessy Cornerstone Mid Cap 30 Fund employs a focused, formula-based approach.  Specifically, it invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap, growth-oriented stocks by utilizing a highly disciplined, quantitative formula known as the Cornerstone Mid Cap 30 Formula®.  From a universe of stocks of mid-cap companies (defined as companies that have a market cap of between $1 billion and $10 billion), excluding American Depositary Receipts, the Mid Cap 30 Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1.	Price-to-sales ratio below 1.5

2.	Annual earnings that are higher than the previous year
3.	Positive stock price appreciation, or relative strength, over the past three and six month periods

Rainier Large Cap Equity Fund

The Rainier Large Cap Equity Fund employs an active investment management strategy pursuant to which it normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of large-capitalization companies traded in the United States.  Rainier considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase.  The Rainier Large Cap Equity Fund may invest in common stock of companies of all  sizes, including small-capitalization companies. Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Rainier Large Cap Equity Fund. The Rainier Large Cap Equity Fund will normally be invested in approximately 50 to 150 securities.

Hennessy Cornerstone Large Growth Fund

The Hennessy Cornerstone Large Growth Fund employs a focused, formula-based approach.  Specifically, it invests in growth-oriented common stocks of larger companies, excluding American Depositary Receipts, by utilizing a highly disciplined, quantitative formula known as the Cornerstone Large Growth Formula.  The Large Growth Formula selects the 50 common stocks from a universe of stocks in the Capital IQ Database that meet the following criteria:

1.            Market capitalization that exceeds the Database average
2.            Price-to-cash flow ratio less than the Database median
3.            Positive total capital
4.            Highest one-year return on total capital

Rainier Mid Cap Equity Fund

The investment objective of the Rainier Mid Cap Equity Fund is to maximize long-term capital appreciation.  In pursuing its objective, the Rainier Mid Cap Equity Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of mid-capitalization companies traded in the United States.  Rainier considers a mid-capitalization company as one with market capitalization, at the time of purchase, within the range of companies included in the Russell Midcap® Index.  The market capitalization of companies in which the Rainier Mid Cap Equity Fund may invest may vary with market conditions.  As of December 31, 2016, the market capitalization range of companies included in the Russell Midcap Index was $643 million to $57.5 billion.  Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive.  The Rainier Mid Cap Equity Fund will normally invest in approximately 75 to 125 companies.  Although the Rainier Mid Cap Equity Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities, with limited investments in emerging markets.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, Rainier invests only in U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”).

The Rainier Mid Cap Equity Fund may invest to a limited extent in initial public offerings (“IPOs”) and exchange-traded funds (“ETFs”).

Rainier Small/Mid Cap Equity Fund

The investment objective of the Rainier Small/Mid Cap Equity Fund is to maximize long-term capital appreciation.  In pursuing its objective, the Rainier Small/Mid Cap Equity Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of small- and mid-capitalization companies traded in the United States.  The Rainier Small/Mid Cap Equity Fund will invest in approximately 75 to 150 companies.  Rainier defines small- and mid-cap companies as companies that are members of, or fall within, the capitalization range inclusive of the Russell 2000® Index, which was $23.6 million to $4.1 billion as of June 30, 2016, and the Russell Midcap® Index, which was $643 million to $57.5 billion as of December 31, 2016.  Investments in companies that grow above these maximum capitalization criteria may continue to be held if Rainier considers them to be particularly attractive.  Although the Rainier Small/Mid Cap Equity Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities, with limited investments in emerging markets.  These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, Rainier invests only in U.S. dollar denominated securities of foreign issuers or ADRs.  The Rainier Small/Mid Cap Equity Fund may invest to a limited extent in IPOs and ETFs.

Rainier Large Cap Equity Fund

The investment objective of Rainier Large Cap Equity Fund is to maximize long-term capital appreciation.  In pursuing its objective, the Rainier Large Cap Equity Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of large-capitalization companies traded in the United States.  Rainier considers large-capitalization companies to be those currently with minimum market capitalizations of $3 billion at the time of purchase.  The Rainier Large Cap Equity Fund may invest in common stock of companies of all sizes, including small-capitalization companies.  Investments in companies with market capitalizations below $3 billion will normally comprise less than 20% of the Rainier Large Cap Equity Fund.  The Rainier Large Cap Equity Fund will normally be invested in approximately 50 to 150 securities.  Although the Rainier Large Cap Equity Fund does not expect to maintain significant positions in such securities on a normal basis, it may invest up to 25% of its assets in foreign securities, with limited investments in emerging markets.  Foreign securities include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange.  Currently, Rainier invests only in U.S. dollar denominated securities of foreign issuers or ADRs.  The Rainier Large Cap Equity Fund may invest to a limited extent in IPOs and ETFs.

Hennessy Cornerstone Mid Cap 30 Fund

The Hennessy Cornerstone Mid Cap 30 Fund seeks long-term growth of capital.  In pursuing its objective, the Hennessy Cornerstone Mid Cap 30 Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mid-cap, growth-oriented stocks by utilizing a highly disciplined, quantitative formula known as the Cornerstone Mid Cap 30 Formula® (the “Mid Cap 30 Formula”).  From a universe of stocks of mid-cap companies (defined as companies that have a market cap of between $1 billion and $10 billion), excluding ADRs, the Mid Cap 30 Formula selects the 30 common stocks with the highest one-year price appreciation as of the date of purchase that also meet the following criteria:

1.	Price-to-sales ratio below 1.5

This value criterion helps to uncover relative bargains.  The Mid Cap 30 Formula uses sales as its guide because sales figures are more difficult for companies to manipulate than earnings and frequently provide a clearer picture of a company’s potential value.

2.	Annual earnings that are higher than the previous year

While sales may be the best indicator of a company’s value, the Mid Cap 30 Formula considers improved earnings to be a key indicator of a company’s financial strength.

3.	Positive stock price appreciation, or relative strength, over the past three and six month periods
Relative strength is widely used by investors in attempting to predict which stocks will outperform the market.

The Hennessy Cornerstone Mid Cap 30 Fund purchases 30 stocks as dictated by the Mid Cap 30 Formula, weighted equally by dollar amount, with 3.33% of the portfolio’s assets invested in each.  Using the Mid Cap 30 Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the fall.  Stocks meeting the Mid Cap 30 Formula’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold.  Holdings of all stocks in the Hennessy Cornerstone Mid Cap 30 Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 3.33% weighting.

Hennessy Cornerstone Large Growth Fund

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.  In pursuing its objective, the Hennessy Cornerstone Large Growth Fund invests in growth-oriented common stocks of larger companies (companies with market capitalization that exceeds the average of the Capital IQ Database (the “Database”) (formerly known as the Standard & Poor’s Compustat® Database)), excluding ADRs, by utilizing a highly disciplined, quantitative formula known as the Cornerstone Large Growth Formula (the “Large Growth Formula”).  As of June 30, 2017, the universe of stocks in the Database consists of 20,013 issuers with an average market capitalization of $6,253.72 billion and average price-to-cash flow ratio of 15.15.  The Large Growth Formula selects the 50 common stocks from a universe of stocks in the Database that meet the following criteria, in order:

1.	Market capitalization that exceeds the Database average

2.	Price-to-cash flow ratio less than the Database median

3.	Positive total capital
4.	Highest one-year return on total capital

The Hennessy Cornerstone Large Growth Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter.  Stocks meeting the Large Growth Formula’s criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold.  Holdings of all stocks in the Hennessy Cornerstone Large Growth Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.

2.	Investment Advisory Services
Rainier is the investment advisor of the Rainier U.S. Funds.  The address of Rainier is 601 Union Street, Suite 3525, Seattle, Washington 98101.  Subject to the direction and control of the Board, Rainier formulates and implements an investment program for the Rainier U.S. Funds, which includes determining which securities should be bought and sold.  Rainier was organized as a Delaware limited liability company in 1989 and is registered with the SEC as an investment advisor.  As of May 31, 2017, Rainier managed approximately $1.23 billion of net assets on behalf of all series in the Rainier Trust.  For its services, the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund pay Rainier an investment advisory fee at an annual rate of 0.85% of their average daily net assets, and the Rainier Large Cap Equity Fund pays Rainier an investment advisory fee at an annual rate of 0.70% of its average daily net assets.

Hennessy Advisors is the investment manager of the Hennessy Funds.  The address of Hennessy Advisors, Inc. is 7250 Redwood Blvd., Suite 200, Novato, California 94945.  Subject to the direction and control of the Board of Trustees of Hennessy Funds Trust, Hennessy Advisors formulates and implements an investment program for the Hennessy Funds, which includes determining which securities should be bought and sold.  Hennessy Advisors was organized as a California corporation in 1989 and is registered with the SEC as an investment advisor.  As of May 31, 2017, Hennessy Advisors managed approximately $6.55 billion of net assets on behalf of all series in Hennessy Funds Trust.  For its services, the Hennessy Funds each pay Hennessy Advisors an investment advisory fee at an annual rate of 0.74% of their average daily net assets.

3.	Distribution Services
Quasar Distributors, LLC (“Quasar”), located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, currently serves as the distributor for the Rainier U.S. Funds.  As such, Quasar is responsible for all purchases, sales, redemptions and other transfers of shares.  As distributor, Quasar also provides certain administrative services.  Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”).

Quasar also serves as the distributor for the Hennessy Funds.  As such, Quasar is responsible for all purchases, sales, redemptions and other transfers of shares.  As distributor, Quasar also provides certain administrative services.  Shares of the Hennessy Funds are offered for sale on a continuous basis at net asset value per share.

4.	Purchase and Redemption Procedures
The Rainier U.S. Funds and the Hennessy Funds have similar purchase and redemption procedures.  Purchases and sales (redemptions) of shares of the Rainier U.S. Funds and the Hennessy Funds are made at the net asset value per share next determined after receipt of the complete and accurate purchase or redemption order by the respective fund’s transfer agent.  Investor Class and Institutional Class shares of the Hennessy Funds do not have a load or redemption fee.

Original Class and Institutional Class shares of the Rainier U.S. Funds represent an interest in the same assets of the Rainier U.S. Funds, have the same rights and are identical in all material respects except that Original Class shares of the Rainier U.S. Funds are subject to shareholder servicing fees.  Investor Class and Institutional Class shares of the Hennessy Funds represent an interest in the same assets of the Hennessy Funds, have the same rights and are identical in all material respects except that (1) Investor Class shares may bear distribution fees and Institutional Class shares are not subject to such fees, and (2) Investor Class shares bear shareholder servicing fees payable to Hennessy Advisors and Institutional Class Shares are not subject to such fees.

Both the Rainier U.S. Funds’ transfer agent and the Hennessy Funds’ transfer agent assess a fee of $15.00 for each redemption made by wire.

The minimum amounts required to invest in or add to an account with the Rainier U.S. Funds and the Hennessy Funds, are indicated below:

	Rainier U.S. Funds (Original Class)	Rainier U.S. Funds (Institutional Class)

Minimum Initial Investment	$2,500	$100,000

Subsequent Minimum Initial Investment	$250	$1,000

Automatic Investment Plan	$100	$100

	Hennessy Funds (Investor Class)	Hennessy Funds (Institutional Class)

Minimum Initial Investment	$2,500	$250,000

Subsequent Minimum Initial Investment	None	None

Individual Retirement Accounts	$250	None

Automatic Investment Plan	$100	$100

Both the Rainier U.S. Funds and the Hennessy Funds offer an automatic investment plan (“Automatic Investment Plan”), whereby an existing shareholder may authorize the Rainier U.S. Funds and the Hennessy Funds to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest.

Both the Rainier U.S. Funds and the Hennessy Funds may waive the investment minimums from time to time.  The investment minimums of Institutional Class shares of the Hennessy Funds will not apply to Institutional Class shareholders of the Rainier U.S. Funds who receive Institutional Class shares of the Hennessy Funds in the Reorganization, nor will the minimums that trigger conversion or mandatory redemption of Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund apply to Institutional Class shareholders of the Rainier

U.S. Funds.  Instead, the investment minimums currently applicable to Institutional Class shares for the Rainier U.S. Funds will continue to apply after the Reorganization.

5.	Exchange Procedures
Shareholders of the Rainier U.S. Funds may exchange shares of the Rainier U.S. Funds on any day that the New York Stock Exchange (“NYSE”) is open for regular session trading.

Shareholders of the Hennessy Funds may exchange shares of the Hennessy Funds for shares of any of the other series of Hennessy Funds Trust on any day that the NYSE is open for business.  Shareholders of the Hennessy Funds may also exchange shares of the Hennessy Funds for shares of the First American Retail Prime Obligations Fund, a money market mutual fund that is not affiliated with the Hennessy Funds, Hennessy Advisors or any sub-advisor to a series of Hennessy Funds Trust.

Each series of Hennessy Funds Trust reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess expenses.  Each series of Hennessy Funds Trust reserves the right to reject any exchange order.  Each series of Hennessy Funds Trust may modify or terminate the exchange privilege upon written notice to shareholders.  Each series of Hennessy Funds Trust may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the manager, continuation of the privilege would be detrimental to the Hennessy Funds and their shareholders.  Such temporary suspension can be without prior notification to shareholders.

E.	Other Significant Considerations and Consequences of the Proposed Reorganization
As a result of the Reorganization, the Rainier U.S. Funds will become part of the Hennessy Funds with Hennessy Advisors as the investment advisor.  The following is information regarding the fees and expenses of the Hennessy Funds as compared to the Rainier U.S. Funds:

	Rainier Mid Cap Equity Fund (Original Class)	Rainier Small/Mid Cap Equity Fund (Original Class)	Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Investor Class)

Advisory Fee	0.85%	0.85%	0.74%

Expense Ratio(1)	1.44%	1.39%	1.34%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Investor)	0.10%	0.05%	N/A

(1)   The expense ratios for Original Class shares of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund shown above are the gross expense ratios from the Annual Report of the Rainier U.S. Funds dated March 31, 2017.  The pro forma expense ratio for Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund shown above is based on the expense ratio from the Semi-Annual Report of the Hennessy Cornerstone Mid Cap 30 Fund dated April 30, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund will be capped, pursuant to the written direction of the Board of Trustees of Hennessy Funds Trust, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Original Class shares of the Rainier Small/Mid Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.

	Rainier Mid Cap Equity Fund (Institutional Class)	Rainier Small/Mid Cap Equity Fund (Institutional Class)	Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Institutional Class)

Advisory Fee	0.85%	0.85%	0.74%

Expense Ratio(1)	1.17%	1.07%	0.97%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Mid Cap 30 Fund Pro Forma (Institutional)	0.20%	0.10%	N/A

(1)    The expense ratios for Institutional Class shares of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund shown above are the gross expense ratios from the Annual Report of the Rainier U.S. Funds dated March 31, 2017.  The pro forma expense ratio for Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund shown above is based on the expense ratio from the Semi-Annual Report of the Hennessy Cornerstone Mid Cap 30 Fund dated April 30, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund will be capped, pursuant to the written direction of the Board of Trustees of Hennessy Funds Trust, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Institutional Class shares of the Rainier Small/Mid Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.

	Rainier Large Cap Equity Fund (Original Class)	Hennessy Cornerstone Large Growth Fund Pro Forma (Investor Class)

Advisory Fee	0.70%	0.74%

Expense Ratio(1)	1.29%	1.26%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Large Growth Fund Pro Forma (Investor)	0.03%	N/A

(1)    The expense ratio for Original Class shares of the Rainier Large Cap Equity Fund shown above is the gross expense ratio from the Annual Report of the Rainier U.S. Funds dated March 31, 2017.   The pro forma expense ratio for Investor Class shares of the Hennessy Cornerstone Large Growth Fund shown above is based on the expense ratio from the Semi-Annual Report of the Hennessy Cornerstone Large Growth Fund dated April 30, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Investor Class shares of the Hennessy Cornerstone Large Growth Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Original Class shares of the Rainier Large Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.  The net expense ratio for the Rainier Large Cap Equity Fund from the March 31, 2017, Annual Report (after fee waivers and expense subsidies) was lower than for the pro forma Hennessy Cornerstone Large Growth Fund because Rainier agreed to waive 0.07% of its advisory fee through July 31, 2017.  That waiver will expire and the advisory fee will increase to the contractual rate on August 1, 2017.

	Rainier Large Cap Equity Fund Pro Forma (Institutional Class)	Hennessy Cornerstone Large Growth Fund Pro Forma (Institutional Class)

Advisory Fee	0.70%	0.74%

Expense Ratio(1)	0.98%	0.97%

Savings in Expense Ratio as Compared to Hennessy Cornerstone Large Growth Fund Pro Forma (Institutional)	0.01%	N/A

(1)    The pro forma expense ratio shown above for Institutional Class shares of the Rainier Large Cap Equity Fund is higher than the net expense ratio shown in the Annual Report of the Rainier U.S. Funds dated March 31, 2017, to reflect the effect of reduced assets for the Rainier Large Cap Equity Fund and the Rainier Trust and to reflect the expiration after July 31, 2017, of Rainier’s waiver of 0.07% of its advisory fee.   The pro forma expense ratio for Institutional Class shares of the Hennessy Cornerstone Large Growth Fund shown above is based on the expense ratio from the Semi-Annual Report of the Hennessy Cornerstone Large Growth Fund dated April 30, 2017.  Hennessy Advisors has agreed that the fees and expenses attributable to Institutional Class shares of the Hennessy Cornerstone Large Growth Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Institutional Class shares of the Rainier Large Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization. The net expense ratio for the Rainier Large Cap Equity Fund from the March 31, 2017, Annual Report (after fee waivers and expense subsidies) was lower than the Hennessy Cornerstone Large Growth Fund because Rainier agreed to waive 0.07% of its advisory fee through July 31, 2017.  That waiver will expire and the advisory fee will increase to the contractual rate on August 1, 2017.  In addition, the expense ratios reflected in the Rainier Large Cap Equity Fund’s March 31, 2017, Annual Report were based upon higher assets in both the Rainier Large Cap Equity Fund and the Rainier Trust.

If the Reorganization is approved by shareholders, the Rainier U.S. Funds’ assets will be supervised by the Board of Trustees of Hennessy Funds Trust and will be serviced by the Hennessy Funds’ service providers.  The proposed Reorganization is not expected to have any adverse federal or state tax consequences to the Rainier U.S. Funds or their shareholders.

F.	Federal Tax Consequences of the Proposed Reorganization
The Rainier U.S. Funds will have received on the Closing Date (as defined in the Plan) an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust, to the effect that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code.  Accordingly, no gain or loss will be recognized by the Rainier U.S. Funds upon the transfer of assets solely in exchange for shares of the Hennessy Funds and its assumption of liabilities (other than the excluded liabilities) or by shareholders of the Rainier U.S. Funds upon their receipt of shares of the Hennessy Funds.  The tax basis for the shares of the Hennessy Funds received by shareholders of the Rainier U.S. Funds will be the same as their tax basis for the shares of a Rainier U.S. Fund that are constructively surrendered in exchange therefore.  In addition, the holding period of the shares of the Hennessy Funds that are received in connection with the Reorganization will include the period during which the shares of a Rainier U.S. Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.	PRINCIPAL RISK FACTORS
By investing in equity securities, the Hennessy Funds, like the Rainier U.S. Funds, may expose shareholders to certain market risks that could cause shareholders to lose money.  While the Rainier U.S. Funds and the Hennessy Funds are generally subject to the same principal risk factors, the Hennessy Funds employ a formula investment approach that subjects the Hennessy Funds to formula-investing risk (the Rainier U.S. Funds are not subject to such risk).

Risk Factors	Rainier Mid Cap Equity Fund	Rainier Small/Mid Cap Equity Fund	Hennessy Cornerstone Mid Cap 30 Fund	Rainier Large Cap Equity Fund	Hennessy Cornerstone Large Growth Fund

Market and Equity Investment Risk	X	X	X	X	X

Loss of Money Risk	X	X	X	X	X

Portfolio Turnover Risk	X	X	X

Management Risk	X	X		X

Growth Style Risk	X	X	X	X	X

Foreign Securities Risk	X	X		X

IPO Risk	X	X		X

ETF Risk	X	X		X

Medium-Sized Company Risk	X				X

Small- and Medium-Sized Companies Risk		X	X

Risk Factors	Rainier Mid Cap Equity Fund	Rainier Small/Mid Cap Equity Fund	Hennessy Cornerstone Mid Cap 30 Fund	Rainier Large Cap Equity Fund	Hennessy Cornerstone Large Growth Fund

Market Capitalization Risk		X

Formula Investing Risk	X		X

Value Investing Risk	X		X

The Rainier U.S. Funds and the Hennessy Funds are all subject to the following principal risks:

Market and Equity Investment Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry and the value of the issuer’s assets.

Loss of Money Risk: Loss of money is a risk of investing in the funds.

The Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Hennessy Cornerstone Mid Cap 30 Fund are all subject to the following additional principal risks:

Portfolio Turnover Risk: The funds pay transaction costs, such as commissions, when they buy and sell securities, or “turn over” their portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs affect the funds’ performance.  With regard to the Hennessy Cornerstone Mid Cap 30 Fund, while the Fund is rebalanced annually, the rebalancing does not always occur in the same month and thus there may be times when there are either multiple rebalances during a single fiscal year or no rebalances during a single fiscal year, and this varied timing for the rebalances may result in a higher portfolio turnover rate for a given year.

Growth Style Risk: A growth style of investing may subject the funds to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during early periods of economic recovery. Growth stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

The Rainier U.S. Funds are all subject to the following additional principal risks:

Management Risk: There is a risk that Rainier’s strategy for managing the Rainier U.S. Funds may not achieve the desired results or may be less effective than other strategies in a particular market environment.

Foreign Securities Risk: Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.

IPO Risk: IPO share prices can be volatile and fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, and limited operating history and/or information about the issuer.  The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

ETF Risk: ETFs have the risks of the investments they make and that they may not achieve their investment objectives.  In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold.  Rainier U.S. Fund assets invested in ETFs and other mutual funds incur another layer of expenses, including operating costs and advisory fees that shareholders indirectly bear.

The Hennessy Cornerstone Large Growth Fund and the Rainier Mid Cap Equity Fund are both subject to the following additional principal risk:

Medium-Sized Company Risk: The funds may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

The Hennessy Cornerstone Mid Cap 30 Fund and the Rainier Small/Mid Cap Equity Fund are both subject to the following additional principal risk:

Small- and Medium-Sized Companies Risk: The funds invest in small- and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.  Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.

The Rainier Large Cap Equity Fund is subject to the following additional principal risk:

Market Capitalization Risk: Investments in securities of small- and mid-cap companies may involve greater risk of loss than investing in larger, more established companies.  Small- and mid-cap companies may have limited product lines, markets or financial resources and less seasoned management teams and may trade less frequently and at a lower volume than more widely held securities.  The prices of small- and mid-cap companies’ stock tend to fluctuate in value more than those of other stocks.  Large-cap stocks may have extended cycles where they perform worse than other segments of the stock market or the stock market in general.

The Hennessy Funds are both subject to the following additional principal risks:

Formula Investing Risk: The Hennessy Funds will adhere to their applicable formula during the course of the year, subject to applicable SEC requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Hennessy Funds, if for example, the stocks selected for the Hennessy Funds for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Hennessy Funds’ portfolios are rebalanced annually in accordance with the applicable formula, which may result in the sale of securities that have been performing well in the near term and the purchase of securities that have been performing less well in the near term.

Value Investing Risk: A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks may perform differently from the market as a whole and may be out of favor with investors for periods of time.

III.	COMPARISON FEE TABLES AND EXAMPLES
A.	Fee Tables
For the Rainier U.S. Funds and the Hennessy Funds, you will indirectly pay various expenses because each Rainier U.S. Fund and each Hennessy Fund pays fees and expenses that reduce the return on your investment.  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Rainier U.S. Funds or the Hennessy Funds.  The Reorganization itself will not cause a shareholder to directly pay any additional fees, but there can be no assurances about the net expense ratios, which may increase depending on various factors, including changes in market valuation and redemptions.

Rainier Mid Cap Equity Fund(1)

Shareholder Fees	Original	Institutional
(fees paid directly from your investment)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%	0.85%
Distribution and Service (12b1) Fees	0.25%	0.00%
Other Expenses	0.34%	0.32%
Total Annual Fund Operating Expenses	1.44%	1.17%

(1)  Rainier contractually agreed to reduce its fees and/or pay Rainier Mid Cap Equity Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Rainier Mid Cap Equity Fund to 1.35% and 1.10% of the Rainier Mid Cap Equity Fund’s average net assets of its Original Class and Institutional Class Shares, respectively (the “Expense Caps”).  The Expense Caps would have expired on July 31, 2017, but in connection with the Reorganization, they were extended for up to a one-year period ending on July 31, 2018.  The table above shows expenses as they would have been absent the Expense Caps, and reflect the gross expense ratio of the Rainier Mid Cap Equity Fund shown in the March 31, 2017, Annual Report.

Rainier Small/Mid Cap Equity Fund

Shareholder Fees	Original	Institutional
(fees paid directly from your investment)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.29%	0.22%
Total Annual Fund Operating Expenses	1.39%	1.07%

Rainier Large Cap Equity Fund(1)

Shareholder Fees	Original	Institutional
(fees paid directly from your investment)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	0.34%	0.28%
Total Annual Fund Operating Expenses	1.29%	0.98%

(1)    Rainier contractually agreed to reduce its advisory fee by 0.07% and to otherwise reduce its fees and/or reimburse Rainier Large Cap Equity Fund expenses through July 31, 2017.  The waiver of 0.07% of the advisory fee will terminate on July 31, 2017, and it has been excluded from the table above.  Operating expense limits of 1.29% for Original Class shares and 1.04% for Institutional Class shares would have expired on July 31, 2017, but in connection with the Reorganization, they were extended for up to a one-year period ending on July 31, 2018.  In addition to the removal of the 0.07% advisory fee waiver, the expense ratio shown above for Institutional Class shares of the Rainier Large Cap Equity Fund is higher than shown in the March 31, 2017, Annual Report to reflect the effect of reduced assets in the Rainier Large Cap Equity Fund and the Rainier Trust.

Hennessy Cornerstone Mid Cap 30 Fund – Investor Pro Forma

Shareholder Fees	Investor	Investor Pro Forma
(fees paid directly from your investment)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	0.15%
Other Expenses	0.46%	0.45%(1)
Shareholder Servicing	0.10%	0.10%
Remaining Other Expenses	0.36%	0.35%
Total Annual Fund Operating Expenses	1.35%	1.34%(2)

(1)    “Other Expenses” reflect the pro forma impact of the Reorganization.
(2)    Hennessy Advisors has agreed that the fees and expenses attributable to Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund will be capped, pursuant to the written direction of the Board of Trustees of Hennessy Funds Trust, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Original Class shares of the Rainier Small/Mid Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.

Hennessy Cornerstone Mid Cap 30 Fund – Institutional Pro Forma

Shareholder Fees	Institutional	Institutional Pro Forma
(fees paid directly from your investment)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.23%	0.23%(1)
Shareholder Servicing	None	None
Remaining Other Expenses	0.23%	0.23%
Total Annual Fund Operating Expenses	0.97%	0.97%(2)

(1)    “Other Expenses” reflect the pro forma impact of the Reorganization.
(2)    Hennessy Advisors has agreed that the fees and expenses attributable to Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund will be capped, pursuant to the written direction of the Board of Trustees of Hennessy Funds Trust, to the extent necessary so that expenses exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Institutional Class shares of the Rainier Small/Mid Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.

Hennessy Cornerstone Large Growth Fund – Investor Pro Forma

Shareholder Fees	Investor	Investor Pro Forma
(fees paid directly from your investment)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	0.15%
Other Expenses	0.37%	0.37%(1)
Shareholder Servicing	0.10%	0.10%
Remaining Other Expenses(2)	0.27%	0.27%
Total Annual Fund Operating Expenses	1.26%	1.26%(3)

(1)    “Other Expenses” reflect the pro forma impact of the Reorganization.
(2)    Includes acquired fund fees and expenses that do not exceed 0.01% of the Hennessy Cornerstone Large Growth Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Hennessy Cornerstone Large Growth Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
(3)    Hennessy Advisors has agreed that the fees and expenses attributable to Investor Class shares of the Hennessy Cornerstone Large Growth Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Original Class shares of the Rainier Large Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization.  The net expense ratio for the Rainier Large Cap Equity Fund (after fee waivers and expense subsidies) was lower than the Hennessy Cornerstone Large Growth Fund because Rainier agreed to waive 0.07% of its advisory fee through July 31, 2017.  That waiver will expire and the advisory fee will increase to the contractual rate on August 1, 2017.

Hennessy Cornerstone Large Growth Fund – Institutional Pro Forma

Shareholder Fees	Institutional	Institutional Pro Forma
(fees paid directly from your investment)	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.74%	0.74%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.28%	0.23%(1)
Shareholder Servicing	None	None
Remaining Other Expenses(2)	0.28%	0.23%
Total Annual Fund Operating Expenses	1.02%	0.97%(3)

(1)    “Other Expenses” reflect the pro forma impact of the Reorganization.
(2)    Includes acquired fund fees and expenses that do not exceed 0.01% of the Hennessy Cornerstone Large Growth Fund’s average daily net assets.  Acquired fund fees and expenses are not reflected in the Hennessy Cornerstone Large Growth Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
(3)    Hennessy Advisors has agreed that the fees and expenses attributable to Institutional Class shares of the Hennessy Cornerstone Large Growth Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of Institutional Class shares of the Rainier Large Cap Equity Fund as reflected in the table above for a period of two years from the date of the Reorganization. The net expense ratio for the Rainier Large Cap Equity Fund (after fee waivers and expense subsidies) was lower than the Hennessy Cornerstone Large Growth Fund because Rainier agreed to waive 0.07% of its advisory fee through July 31, 2017. That waiver will expire and the advisory fee will increase to the contractual rate on August 1, 2017.  In addition, the expense ratios reflected in the Rainier Large Cap Equity Fund’s March 31, 2017 Annual Report were based upon higher assets in both the Rainier Large Cap Equity Fund and the Rainier Trust.

B.	Example
This example set forth below is intended to help you compare the cost of investing in the Rainier U.S. Funds and the Hennessy Funds with other mutual funds.

This example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the specified fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	Rainier Mid Cap Equity Fund

	One Year	Three Years	Five Years	Ten Years

Original	$147	$456	$787	$1,724

Institutional	$119	$372	$644	$1,420

	Rainier Small/Mid Cap Equity Fund

	One Year	Three Years	Five Years	Ten Years

Original	$142	$440	$761	$1,669

Institutional	$109	$340	$590	$1,306

	Rainier Large Cap Equity Fund

	One Year	Three Years	Five Years	Ten Years

Original	$131	$409	$708	$1,556

Institutional	$100	$312	$542	$1,201

	Hennessy Cornerstone Mid Cap 30 Fund

	One Year	Three Years	Five Years	Ten Years

Investor	$137	$428	$739	$1,624

Investor Pro Forma	$136	$425	$734	$1,613

Institutional	$99	$309	$536	$1,190

Institutional Pro Forma	$99	$309	$536	$1,190

	Hennessy Cornerstone Large Growth Fund

	One Year	Three Years	Five Years	Ten Years
Investor	$128	$400	$692	$1,523

Investor Pro Forma	$128	$400	$692	$1,523

Institutional	$104	$325	$563	$1,248

Institutional Pro Forma	$99	$309	$536	$1,190

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION
The following is a summary of key information concerning the proposed Reorganization.  Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the documents incorporated by reference into this Proxy Statement/Prospectus.

On May 10, 2017, Hennessy Advisors, Rainier and Rainier’s majority owner, Manning & Napier Group, LLC, entered into a Transaction Agreement (the “Agreement”) pursuant to which Hennessy Advisors agreed to purchase certain assets of Rainier relating to the Rainier U.S. Funds.  The Reorganization is a condition to the purchase contemplated by the Agreement.  Material terms of the Agreement include:

Purchased Assets.  On the Closing Date, Rainier will deliver to Hennessy Advisors:

●
all assets, rights and benefits that pertain to and are necessary or desirable for the management, administration and operation of the Rainier U.S. Funds, including files, books, records and data files (in whatever form or forms including hard copy, microfilm, microfiche, CD ROM or other electronic media) possessed by Rainier or by third parties acting on behalf of Rainier or the Rainier U.S. Funds (except to the extent that Rainier is required by applicable law to retain such materials or copies thereof in which event Rainier shall, at Rainier’s expense, provide to Hennessy Advisors such materials or copies thereof, whichever is available and complies with such applicable law); and

●
all records required to be maintained and retained under the Investment Company Act or the Investment Advisers Act of 1940, as amended, by Rainier in connection with Rainier’s provision of investment advisory services to the Rainier U.S. Funds (except to the extent that Rainier is required by applicable law to retain such materials or copies thereof in which event Rainier shall provide to Hennessy Advisors such materials or copies thereof, whichever is available and complies with such applicable law), whether or not owned by Rainier.

Purchase Price.  The Agreement includes customary representations, warranties and covenants of Hennessy Advisors and Rainier, and provides for a payment upon closing equal to 0.85% of the aggregate current net asset value of the Rainier U.S. Funds measured as of the close of business on the trading day immediately preceding the Closing Date.

A.	Summary of the Proposed Reorganization
Pursuant to the Plan, the Hennessy Funds will acquire all of the assets, and assume the liabilities (other than the excluded liabilities), of the applicable Rainier U.S. Fund solely in exchange for that number of shares of the applicable Hennessy Fund having an aggregate net asset value equal to the aggregate net asset value of the applicable Rainier U.S. Fund as of the close of business on the business day immediately preceding the Closing Date of the proposed Reorganization (the “Valuation Date”).  Immediately thereafter, the applicable Rainier U.S. Fund will distribute such Hennessy Fund shares to its shareholders by establishing accounts on the Hennessy Fund’s share records in the names of those shareholders representing the respective pro rata number of Hennessy Fund shares deliverable to them, in complete liquidation of the applicable Rainier U.S. Fund.  Certificates evidencing the Hennessy Fund shares will not be issued to the Rainier U.S. Funds’ shareholders.

Until the Closing Date of the proposed Reorganization, shareholders of the Rainier U.S. Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by the Rainier U.S. Funds’ transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Closing Date will be treated as requests received for the redemption or purchase of shares of the Hennessy Funds received by the shareholder in connection with the Reorganization.  After the proposed Reorganization is consummated, all of the issued and outstanding shares of the Funds will be canceled on the books of the Funds and the transfer books of the Rainier U.S. Funds will be permanently closed.

Generally, the assets transferred by the Rainier U.S. Funds to the Hennessy Funds will include all investments of the Rainier U.S. Funds held in their portfolios as of the Valuation Date and all other assets of the Rainier U.S. Funds as of such time.  No sales charges will be imposed on the shares of the Hennessy Funds issued in connection with the proposed Reorganization.

Since the shares of the Hennessy Funds will be issued at net asset value in exchange for the net assets of the Rainier U.S. Funds having a value equal to the aggregate net asset value of the shares of the Rainier U.S. Funds as of the Valuation Date, the net asset value per share of the Hennessy Funds should remain virtually unchanged solely as a result of the Reorganization.  Thus, the Reorganization should not result in dilution of the net asset value of the Rainier U.S. Funds or the Hennessy Funds immediately following consummation of the Reorganization.  However, a shareholder of the Rainier U.S. Funds may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

If the Plan is approved by the Rainier U.S. Funds’ shareholders at the special meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganization will take place on or about September 15, 2017, or such other date as is agreed to by the parties.  If the Plan is not approved by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders or the Rainier Large Cap Equity Fund’s shareholders, then the Rainier U.S. Funds will continue to operate and the Board may take any further action it deems to be in the best interest of the Rainier U.S. Funds and their shareholders, including terminating the Rainier U.S. Funds, in all cases subject to approval by the Rainier U.S. Funds’ shareholders if required by applicable law.

B.	Terms of the Plan
The following is a summary of the significant terms of the Plan.  This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

Valuation.  The assets of the Rainier U.S. Funds will be valued as of the time at which the net asset value is calculated pursuant to the valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information on the Valuation Date, or at such time on such earlier or later date as may be mutually agreed on in writing by the parties.

The net asset value of each share of the Hennessy Funds will be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the

Hennessy Funds’ then current Prospectus and Statement of Additional Information as of the Valuation Date.

Issuance and Distribution of Hennessy Fund Shares.  On the Closing Date, the Hennessy Funds will deliver to the Rainier U.S. Funds a number of shares of the Hennessy Funds, the number of which will be determined by dividing (i) the value of the Rainier U.S. Funds’ assets, net of the Rainier U.S. Funds’ liabilities, as of the Valuation Date, computed pursuant to the valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information, by (ii) the net asset value of one share of the Hennessy Funds, as of the Valuation Date, computed using the market valuation procedures set forth in the Hennessy Funds’ then current Prospectus and Statement of Additional Information.  The Rainier U.S. Funds will then distribute the shares of the Hennessy Funds received pro rata to its shareholders of record as of the Valuation Date in exchange for such shareholders’ proportional interests in the Rainier U.S. Funds.  The Hennessy Funds’ shares received by a Rainier U.S. Funds’ shareholder will have the same aggregate net asset value as such shareholder’s interest in the Rainier U.S. Funds as of the Valuation Date.

Expenses.  Rainier and Hennessy Advisors will be responsible for paying their own professional fees, including legal and accounting fees, and other costs and expenses incurred by them or any of their affiliates in connection with the Reorganization, provided that Rainier and Hennessy Advisors shall bear equally the costs associated with (i) soliciting and obtaining the proxy vote of the shareholders of the Rainier U.S. Funds, including the proxy advisory firm fees, and (ii) data conversion and transition services of U.S. Bancorp Fund Services, LLC.  Hennessy Advisors will pay all costs associated with the preparation and filing and obtaining effectiveness of the Registration Statement on Form N-14 and the Proxy Statement/Prospectus other than legal and accounting fees incurred by Rainier in connection with its review of the Registration Statement and Proxy Statement/Prospectus.

Required Approvals.  The Plan will be approved as follows by shareholders of the Rainier U.S. Funds:

●
Rainier Mid Cap Equity Fund:  Original Class and Institutional Class shareholders of the Rainier Mid Cap Equity Fund will vote together to approve the Plan.  Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” (as such phrase is defined in the Investment Company Act) of Original Class and Institutional Class shareholders of the Rainier Mid Cap Equity Fund voting together.  The “vote of a majority of the outstanding voting securities” means with regard to Original Class and Institutional Class shares of the Rainier Mid Cap Equity Fund voting together: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding Original Class and Institutional Class shares present at the meeting if more than 50% of the aggregate outstanding Original Class and Institutional Class shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding Original Class and Institutional Class shares.

●
Rainier Small/Mid Cap Equity Fund: Original Class and Institutional Class shareholders of the Rainier Small/Mid Cap Equity Fund will vote together to approve the Plan.  Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” (as such phrase is defined in the Investment Company Act) of Original Class and

Institutional Class shareholders of the Rainier Small/Mid Cap Equity Fund voting together. The “vote of a majority of the outstanding voting securities” means with regard to Original Class and Institutional Class shares of the Rainier Small/Mid Cap Equity Fund voting together: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding Original Class and Institutional Class shares present at the meeting if more than 50% of the aggregate outstanding Original Class and Institutional Class shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding Original Class and Institutional Class shares.

●
Rainier Large Cap Equity Fund: Original Class and Institutional Class shareholders of the Rainier Large Cap Equity Fund will vote together to approve the Plan.  Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” (as such phrase is defined in the Investment Company Act) of Original Class and Institutional Class shareholders of the Rainier Large Cap Equity Fund voting together.  The “vote of a majority of the outstanding voting securities” means with regard to Original Class and Institutional Class shares of the Rainier Large Cap Equity Fund voting together: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding Original Class and Institutional Class shares present at the meeting if more than 50% of the aggregate outstanding Original Class and Institutional Class shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding Original Class and Institutional Class shares.

The approval of the Plan by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders and the Rainier Large Cap Equity Fund’s shareholders is required for the consummation of the Reorganization.  If the Plan is not approved by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders or the Rainier Large Cap Equity Fund’s shareholders, then the Rainier U.S. Funds will continue to operate and the Board may take any further action it deems to be in the best interest of the Rainier U.S. Funds and their shareholders, including terminating the Rainier U.S. Funds, in all cases subject to approval by the Rainier U.S. Funds’ shareholders if required by applicable law.  If sufficient votes are not obtained to approve the Plan by all of the Rainier U.S. Funds, the Reorganization will not be consummated.

Amendments and Conditions.  Generally, the Plan may be amended by the mutual written consent of the parties thereto, notwithstanding approval thereof by Rainier U.S. Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval.  The obligations of the Rainier U.S. Funds and the Hennessy Funds pursuant to the Plan are subject to various conditions, including the requisite approval of the Reorganization by the Rainier U.S. Funds’ shareholders, the receipt of a legal opinion as to tax matters, and the confirmation by the Rainier Trust, on behalf of the Rainier U.S. Funds, and Hennessy Funds Trust, on behalf of the Hennessy Funds, of the continuing accuracy of their respective representations and warranties contained in the Plan.

Termination.  The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Rainier U.S. Funds, at any time prior to the Closing Date, (i) by the Rainier Trust if any conditions precedent to the obligations of the Rainier U.S. Funds have not been fulfilled or waived; (ii) by Hennessy Funds Trust if any conditions precedent to the obligations of the Hennessy Funds have not been fulfilled or waived; or (iii) by mutual consent of the Rainier Trust and Hennessy Funds Trust.

Indemnification.  Hennessy Funds Trust and the Hennessy Funds have agreed to indemnify the Rainier Trust and the Rainier U.S. Funds and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by Hennessy Funds Trust, on behalf of the Hennessy Funds.

The Rainier Trust and the Rainier U.S. Funds have agreed to indemnify Hennessy Funds Trust and the Hennessy Funds and their trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by the Rainier Trust, on behalf of the Rainier U.S. Funds.

C.	Description of the Hennessy Fund Shares
Each Hennessy Fund share issued to a Rainier U.S. Fund shareholder in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights.  The Hennessy Fund shares will be sold and redeemed based upon the net asset value of the Hennessy Fund next determined after receipt of the purchase or redemption request.

D.	Reasons for the Reorganization Considered by the Board
The Board, including a majority of the Independent Trustees, has determined that the interests of the Rainier U.S. Funds’ shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the Rainier U.S. Funds’ shareholders.

The reasons that the Reorganization is proposed by Rainier are described above under “Synopsis – Reasons for the Reorganization and Board Deliberations.”

If the Plan is not approved by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders or the Rainier Large Cap Equity Fund’s shareholders, then the Rainier U.S. Funds will continue to operate and the Board may take any further action it deems to be in the best interest of the Rainier U.S. Funds and their shareholders, including terminating the Rainier U.S. Funds, in all cases subject to approval by the Rainier U.S. Funds’ shareholders if required by applicable law.

E.	Federal Income Tax Consequences
As a condition of the Reorganization, the Rainier U.S. Funds and the Hennessy Funds will have received an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust, to the effect that for federal income tax purposes:

●
the transfer by each Rainier U.S. Fund of its assets in exchange for shares of the applicable Hennessy Fund and the assumption by such Hennessy Fund of the liabilities (other than the excluded liabilities) should be treated as a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code, and each such Hennessy Fund and Rainier U.S. Fund should be treated as a “party to a reorganization” within the meaning of Section 368(b) of the Code;

●
no gain or loss should be recognized by the applicable Hennessy Fund upon the receipt of the assets of the applicable Rainier U.S. Fund solely in exchange for the shares of such Hennessy Fund, as well as the assumption by such Hennessy Fund of the liabilities (other than the excluded liabilities);

●
no gain or loss should be recognized by the applicable Rainier U.S. Fund upon the transfer of its assets to the applicable Hennessy Fund in exchange for such Hennessy Fund’s shares and the assumption by such Hennessy Fund of the liabilities (other than the excluded liabilities) or upon the distribution (whether actual or constructive) of such Hennessy Fund’s shares to such Rainier U.S. Fund’s shareholders in complete liquidation of such Rainier U.S. Fund;

●
no gain or loss should be recognized by the applicable Rainier U.S. Fund’s shareholders upon the receipt of the applicable Hennessy Fund’s shares distributed in complete liquidation of such Rainier U.S. Fund;

●
the aggregate tax basis of the shares of the applicable Hennessy Fund’s shares received by the applicable Rainier U.S. Fund’s shareholders pursuant to the Reorganization should be the same as the aggregate tax basis of such Rainier U.S. Fund’s shares held by such shareholder immediately prior to the Reorganization, and the holding period of such Hennessy Fund’s shares to be received by such Rainier U.S. Fund’s shareholders should include the period during which such Rainier U.S. Fund’s shares exchanged therefor were held by such shareholder (provided such Rainier U.S. Fund’s shares were held by such shareholder as capital assets on the date of the Reorganization);

●
the tax basis of the assets of the applicable Rainier U.S. Fund acquired by the applicable Hennessy Fund should be the same as the tax basis of such assets to such Rainier U.S. Fund immediately prior to the Reorganization, and the holding period of the assets of such Rainier U.S. Fund, in the hands of such Hennessy Fund, should include the period during which those assets were held by such Rainier U.S. Fund; and

●
the applicable Hennessy Fund should succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury, the items of the applicable Rainier U.S. Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Although the Rainier U.S. Funds and the Hennessy Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders.  Additionally, the Hennessy Funds and the Rainier U.S. Funds have not sought, and will not seek, a private letter ruling form the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganization.  The opinion of Foley & Lardner LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position.  Shareholders should consult their own advisors concerning potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

F.	Comparison of Shareholder Rights
Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Rainier U.S. Funds versus the rights of shareholders of the Hennessy Funds.

Governing Law.  The Rainier U.S. Funds are organized as separate series of the Rainier Trust.  The Hennessy Funds are organized as a separate series of Hennessy Funds Trust.  Both the Rainier Trust and Hennessy Funds Trust are organized as statutory trusts under Delaware law.  The Rainier U.S. Funds are authorized to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a fund.  The Hennessy Funds are authorized to issue an unlimited number of shares of beneficial interest, no par value.  The operations of the Rainier U.S. Funds and the Hennessy Funds are governed by their respective trust instruments, bylaws and applicable Delaware law.

Shareholder Rights.  Under the Rainier Trust’s organizational documents, shareholders of the Rainier U.S. Funds are not entitled to preemptive rights in connection with the Reorganization.  Furthermore, shareholders of a Delaware trust do not have dissenters’ or appraisal rights.

Shareholder Liability.  Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment advisor was unable to meet its obligations.  Both the Rainier U.S. Funds and the Hennessy Funds are required to indemnify their respective trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or trustees, except under certain limited circumstances relating to the culpability of such officers or trustees.

Board of Trustees.  The Rainier U.S. Funds and the Hennessy Funds, being series of a Delaware statutory trust, have a Board of Trustees.  Each Board of Trustees is comprised of three Independent Trustees and one interested trustee, but the membership of the Board of Trustees of the Rainier U.S. Funds is different from that of the Board of Trustees of the Hennessy Funds.

For more information, refer to the Statement of Additional Information for the Rainier U.S. Funds, dated July 29, 2016, as supplemented to date, and the Statement of Additional Information for the Hennessy Funds, dated February 28, 2017.

G.	Capitalization
The following tables show the capitalization of each of the Rainier U.S. Funds and the Hennessy Funds as of, and on a pro forma basis (unaudited) as of April 30, 2017, giving effect to the proposed Reorganization.  The tables are examples of the number of Original Class and Investor Class shares of each Rainier U.S. Fund that would be exchanged for Investor Class and Institutional Class shares of the Hennessy Funds, respectively, if the Reorganization were consummated on April 30, 2017, and they do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date.

	Rainier Mid Cap Equity Fund	Rainier Small/Mid Cap Equity Fund	Hennessy Cornerstone Mid Cap 30 Fund	Pro Forma Adjustments		Pro Forma Combined

Original Class/Investor Class
Aggregate Net Assets	$32,889,267	$239,129,048	$399,253,929	$—		$671,272,244

Shares Outstanding	855,932	6,519,856	19,499,228	5,906,356	(1)	32,781,422

Net Asset Value Per Share	$38.43	$36.68	$20.48	$—		$20.48

Institutional Class

Aggregate Net Assets	$89,346,227	$95,031,867	$673,191,448	$—		$857,569,542

Shares Outstanding	2,218,123	2,433,513	32,076,103	4,132,456	(1)	40,860,195

Net Asset Value Per Share	$40.28	$39.05	$20.99	$—		$20.99

	Rainier Large Cap Equity Fund	Hennessy Cornerstone Large Growth Fund	Pro Forma Adjustments		Pro Forma Combined

Original Class/Investor Class

Aggregate Net Assets	$80,938,137	$92,696,199	$—		$173,634,336

Shares Outstanding	4,175,298	8,165,680	2,955,815	(1)	15,296,793

Net Asset Value Per Share	$19.38	$11.35	$—		$11.35

Institutional Class

Aggregate Net Assets	$27,665,193	$12,763,060	$—		$40,428,253

		Hennessy
		Cornerstone
	Rainier Large	Large Growth			Pro Forma
	Cap Equity Fund	Fund	Pro Forma Adjustments		Combined

Shares Outstanding	1,381,577	1,114,743	1,034,597	(1)	3,530,917
Net Asset Value Per Share	$20.02	$11.45	$—		$11.45

(1)
The adjustment to the pro forma shares outstanding number represents an increase in shares outstanding of the applicable Hennessy Fund to reflect the exchange of shares of the corresponding Rainier U.S. Fund.

VI.	INFORMATION ABOUT THE RAINIER U.S. FUNDS AND THE HENNESSY FUNDS
A.	Investment Objective and Investment Strategies
Rainier U.S. Funds

See the discussion under “Comparison of the Rainier U.S. Funds and the Hennessy Funds – Investment Objectives and Principal Investment Policies” and “Principal Risk Factors” for a discussion of each Rainier U.S. Fund’s investment objective, investment strategies and principal risks.  For further discussion of the Rainier U.S. Funds’ investment objective, investment strategies and risks, see the most current Prospectus of the Rainier U.S. Funds, as amended or supplemented.

Hennessy Funds

See the discussion under “Comparison of the Rainier U.S. Funds and the Hennessy Funds – Investment Objectives and Principal Investment Policies” and “Principal Risk Factors” for a discussion of each Hennessy Fund’s investment objective, investment strategies and principal risks.  In order to provide a degree of flexibility, the Hennessy Funds may change their investment objective without obtaining shareholder approval.  An investment objective is not a guarantee.

The Hennessy Funds may temporarily invest a portion of their total assets in cash or liquid short-term securities pending investment of such assets in securities in accordance with the Hennessy Funds’ investment strategy, or to pay expenses or meet redemption requests.  Hennessy Advisors generally will not use investments in cash and short-term securities for temporary defensive purposes.

B.	Fees and Expenses
Rainier U.S. Funds

See the discussion under “Comparison Fee Tables and Examples.”  See also the discussion of the Rainier U.S. Funds’ fees and expenses in the most current Prospectus of the Rainier U.S. Funds, as amended or supplemented.

Hennessy Funds

See the discussion under “Comparison Fee Tables and Examples.”  See also the discussion of the Hennessy Funds’ fees and expenses in the Prospectus of the Hennessy Funds, dated February 28, 2017.

C.	Performance and Portfolio Turnover
Rainier U.S. Funds

For a discussion of the Rainier U.S. Funds’ performance during the fiscal year ended March 31, 2017, and of the portfolio turnover of the Rainier U.S. Funds, see the Annual Report to Shareholders for the Rainier U.S. Funds, for the fiscal year ended March 31, 2017.  Set forth below is performance information for the Rainier U.S. Funds for the calendar year ended December 31, 2016.

Rainier Mid Cap Equity Fund

Performance Information

The following performance information provides some indication of the risks of investing in the Rainier Mid Cap Equity Fund.  The bar chart below illustrates how the Rainier Mid Cap Equity Fund’s total returns have varied from year to year.  The table below compares the Rainier Mid Cap Equity Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index.  The Rainier Mid Cap Equity Fund’s performance before and after taxes is not necessarily an indication of how the Rainier Mid Cap Equity Fund will perform in the future.  Updated performance is available on Rainier’s website at www.rainierfunds.com.

RAINIER MID CAP EQUITY FUND
CALENDAR YEAR TOTAL RETURNS OF INSTITUTIONAL SHARES

The year-to-date total return as of June 30, 2017 for the Fund was 8.96%.

Best Quarter:	+18.38%	(third quarter, 2009)
Worst Quarter:	-30.81%	(fourth quarter, 2008)

Performance for the Rainier Mid Cap Equity Fund’s Original Class shares will differ from that of the Rainier Mid Cap Equity Fund’s Institutional Class shares as the classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2016)

	One	Five	Ten
	Year	Years	Years
Rainier Mid Cap Equity
Fund – Institutional Shares

Return before taxes	0.73%	10.40%	6.27%

Return after taxes on distributions	-5.69%	7.16%	4.60%

Return after taxes on distributions and sale of fund shares	2.85%	7.56%	4.66%

Rainier Mid Cap Equity
Fund - Original Shares

Return before taxes	0.46%	10.10%	5.99%

Russell Midcap® Index	13.80%	14.72%	7.86%
(reflects no deduction for fees, expenses or taxes)

Russell Midcap® Growth Index	7.33%	13.51%	7.83%
(reflects no deduction for fees, expenses or taxes)

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Rainier Small/Mid Cap Equity Fund

Performance Information

The following performance information provides some indication of the risks of investing in the Rainier Small/Mid Cap Equity Fund.  The bar chart below illustrates how the Rainier Small/Mid Cap Equity Fund’s total returns have varied from year to year.  The table below compares the Rainier Small/Mid Cap Equity Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index.  The Rainier Small/Mid Cap Equity Fund’s performance before and after taxes is not necessarily an indication of how the Rainier Small/Mid Cap Equity Fund will perform in the future.  Updated performance is available on Rainier’s website at www.rainierfunds.com.

RAINIER SMALL/MID CAP EQUITY FUND
CALENDAR YEAR TOTAL RETURNS OF INSTITUTIONAL SHARES

The year-to-date total return as of June 30, 2017 for the Fund was 9.29%.

Best Quarter:	+18.59%	(third quarter, 2009)
Worst Quarter:	-32.26%	(fourth quarter, 2008)

Performance for the Rainier Small/Mid Cap Equity Fund’s Original Class shares will differ from that of the Rainier Small/Mid Cap Equity Fund’s Institutional Class shares as the classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2016)
	One	Five	Ten
	Year	Years	Years
Rainier Small/Mid Cap Equity
Fund – Institutional Shares

Return before taxes	3.55%	10.97%	5.29%

Return after taxes on distributions	0.99%	8.94%	4.06%

Return after taxes on distributions and sale of fund shares	4.12%	8.67%	4.15%

Rainier Small/Mid Cap Equity
Fund - Original Shares

Return before taxes	3.23%	10.64%	5.00%

Russell 2500™ Index	17.59%	14.54%	7.69%
(reflects no deduction for fees, expenses or taxes)

Russell 2500™ Growth Index	9.73%	13.88%	8.24%
(reflects no deduction for fees, expenses or taxes)

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on

Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Rainier Large Cap Equity Fund

Performance Information

The following performance information provides some indication of the risks of investing in the Rainier Large Cap Equity Fund.  The bar chart below illustrates how the Rainier Large Cap Equity Fund’s total returns have varied from year to year.  The table below compares the Rainier Large Cap Equity Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic growth style market index.  The Rainier Large Cap Equity Fund’s performance before and after taxes is not necessarily an indication of how the Rainier Large Cap Equity Fund will perform in the future.  Updated performance is available on Rainier’s website at www.rainierfunds.com.

RAINIER LARGE CAP EQUITY FUND
CALENDAR YEAR TOTAL RETURNS OF INSTITUTIONAL SHARES

The year-to-date total return as of June 30, 2017 for the Fund was 11.75%.

Best Quarter:	+14.81%	(first quarter, 2012)
Worst Quarter:	-23.64%	(fourth quarter, 2008)

Performance for the Rainier Large Cap Equity Fund’s Original Class shares will differ from that of the Rainier Large Cap Equity Fund’s Institutional Class shares as the classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2016)

	One	Five	Ten
	Year	Years	Years
Rainier Large Cap Equity
Fund – Institutional Shares

Return before taxes	2.32%	11.38%	5.02%

Return after taxes on distributions	-0.80%	7.14%	2.81%

Return after taxes on distributions and sale of fund shares	3.94%	8.51%	3.73%

Rainier Large Cap Equity
Fund - Original Shares

Return before taxes	2.02%	11.07%	4.74%

S&P 500® Index	11.96%	14.66%	6.95%
(reflects no deduction for fees, expenses or taxes)

Russell 1000® Growth Index	7.08%	14.50%	8.33%
(reflects no deduction for fees, expenses or taxes)

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Hennessy Cornerstone Mid Cap 30 Fund

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Mid Cap 30 Fund by showing its performance from year to year and how the Hennessy Cornerstone Mid Cap 30 Fund’s average annual returns for 1, 5, and 10 years compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the types of securities in which the Hennessy Cornerstone Mid Cap 30 Fund invests, the Russell Midcap® Index.  The Hennessy Cornerstone Mid Cap 30 Fund is the successor to the Hennessy Cornerstone Mid Cap 30 Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Mid Cap 30 Fund”).  The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Mid Cap 30 Fund, which was managed by the same investment advisor and had the same investment objective and investment strategy as the Hennessy Cornerstone Mid Cap 30 Fund. The Hennessy Cornerstone Mid Cap 30 Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY CORNERSTONE MID CAP 30 FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 15.10% for the quarter ended March 31, 2013, and the lowest quarterly return was -22.59% for the quarter ended September 30, 2008.

The year-to-date return of Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund through April 30, 2017, is 5.03%.

Performance for the Hennessy Cornerstone Mid Cap 30 Fund’s Institutional Class shares will differ from that of the Hennessy Cornerstone Mid Cap 30 Fund’s Investor Class shares as the classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2016)

	One	Five	Ten
	Year	Years	Years*
Hennessy Cornerstone Mid Cap 30
Fund - Investor Shares

Return before taxes	5.82%	12.76%	7.94%

Return after taxes on distributions	5.67%	11.94%	7.30%

Return after taxes on distributions and sale of Fund shares	3.43%	10.15%	6.41%

Hennessy Cornerstone Mid Cap 30
Fund - Institutional Shares

Return before taxes	6.20%	13.11%	8.27%

Russell Midcap® Index	13.80%	14.72%	7.86%
(reflects no deduction for fees, expenses or taxes)

S&P 500 Index	11.96%	14.66%	6.95%
(reflects no deduction for fees, expenses or taxes)

*The inception date of the Hennessy Cornerstone Mid Cap 30 Fund’s Institutional Class is March 3, 2008. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Hennessy Cornerstone Mid Cap 30 Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

The Hennessy Cornerstone Mid Cap 30 Fund uses the Russell Midcap® Index as an additional index because it compares the Hennessy Cornerstone Mid Cap Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Hennessy Cornerstone Mid Cap 30 Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Hennessy Cornerstone Mid Cap 30 Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Portfolio Turnover

The Hennessy Cornerstone Mid Cap 30 Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Hennessy Cornerstone Mid Cap 30 Fund shares are held in a taxable account.  These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example set forth in the Hennessy Funds’ Prospectus dated February 28, 2017, affect the Hennessy Cornerstone Mid Cap 30 Fund’s performance. During the most recent fiscal year, the Hennessy Cornerstone Mid Cap 30 Fund had a portfolio turnover rate of 108% of the average value of its portfolio.

A description of the Hennessy Cornerstone Mid Cap 30 Fund’s policies and procedures regarding the disclosure of its portfolio holdings is available in the Hennessy Funds’ Statement of Additional Information dated February 28, 2017, and on the website of the Hennessy Funds at hennessyfunds.com as of each calendar quarter end.

Hennessy Cornerstone Large Growth Fund

Performance Information

The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Hennessy Cornerstone Large Growth Fund’s average annual returns for 1 and 5 years and since inception compare with those of indices that reflect broad measures of market performance, the Russell 1000® Index and the S&P 500 Index.  The Hennessy Cornerstone Large Growth Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

HENNESSY CORNERSTONE LARGE GROWTH FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 11.76% for the quarter ended September 30, 2010, and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011.

The year-to-date return of Investor Class shares of the Hennessy Cornerstone Large Growth Fund through April 30, 2017, is 4.03%.

Performance for the Hennessy Cornerstone Large Growth Fund’s Institutional Class shares will differ from that of the Hennessy Cornerstone Large Growth Fund’s Investor Class shares as the classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2016)

	One Year	Five Years	Since Inception (3/20/09)
Hennessy Cornerstone Large Growth Fund - Investor Shares
Return before taxes	14.69%	12.96%	17.15%

Return after taxes on distributions	14.13%	10.39%	14.94%

Return after taxes on distributions and sale of Fund shares	8.32%	10.11%	14.20%

Hennessy Cornerstone Large Growth Fund - Institutional Shares

Return before taxes	15.05%	13.18%	17.44%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	12.05%	14.69%	17.40%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	17.19%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

Portfolio Turnover

The Hennessy Cornerstone Large Growth Fund pays transaction costs, such as commissions, when it buys and sells securities or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Hennessy Cornerstone Large Growth Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example set forth in the Hennessy Funds’ Prospectus dated February 28, 2017, affect the Hennessy Cornerstone Large Growth Fund’s performance.  During the most recent fiscal year, the Hennessy Cornerstone Large Growth Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

A description of the Hennessy Cornerstone Large Growth Fund’s policies and procedures regarding the disclosure of its portfolio holdings is available in the Hennessy Funds’ Statement of Additional Information dated February 28, 2017, and on the website of the Hennessy Funds at hennessyfunds.com as of each calendar quarter end.

D.	Investment Advisor and Portfolio Managers
Rainier U.S. Funds

For a discussion of the Rainier U.S. Funds’ investment advisor and portfolio managers, see the most current Prospectus of the Rainier U.S. Funds, as amended or supplemented.

A discussion regarding the basis for the Board approving the investment advisory agreement for the Rainier U.S. Funds with their investment advisor is available in the Annual Report to Shareholders for the Rainier U.S. Funds for the fiscal year ended March 31, 2016.

Hennessy Funds

A discussion regarding the basis for the Board of Trustees of Hennessy Funds Trust approving the investment advisory agreements with Hennessy Advisors for the Hennessy Funds is available in the Semi-Annual Reports to Shareholders for the Hennessy Funds for the six months ended April 30, 2017.

Hennessy Advisors is the investment manager of the Hennessy Funds.  The address of Hennessy Advisors, Inc. is 7250 Redwood Blvd., Suite 200, Novato, California 94945.

Hennessy Advisors has been providing investment advisory services since 1989.  Hennessy Advisors furnishes each series of Hennessy Funds Trust with office space and certain administrative services and provides most of the personnel needed by each series of Hennessy Funds Trust.

As of May 31, 2017, Hennessy Advisors managed approximately $6.55 billion of net assets on behalf of all series in Hennessy Funds Trust.  For its services, the Hennessy Funds each pay Hennessy Advisors an investment advisory fee at an annual rate of 0.74% of their average daily net assets.

Neil J. Hennessy, Brian E. Peery and Ryan C. Kelley are primarily responsible for the day-to-day management of the portfolio of the Hennessy Funds and for developing and executing each Hennessy Fund’s investment program.  Mr. Hennessy serves as a Portfolio Manager of the Hennessy Cornerstone Mid Cap 30 Fund, and has been the President, Chief Executive Officer and Chairman of the Board of Directors of Hennessy Advisors, a registered investment advisor, since its organization in 1989. Mr. Peery has served as a Portfolio Manager of the Hennessy Funds since October 2014 and as a Co-Portfolio Manager from February 2011 through September 2014.  He has been employed by Hennessy Advisors since 2002.  Mr. Kelley has served as a Portfolio Manager of the Hennessy Funds since February 2017, and has been employed by Hennessy Advisors since 2012.  The Statement of Additional Information for the Hennessy Funds provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Hennessy Funds.

E.	Payments to Broker-Dealers and Other Financial Intermediaries
Rainier U.S. Funds

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Rainier U.S. Fund and/or its related companies may pay the intermediary for shareholder services.  In addition, Rainier may pay additional compensation (at its own expense and not as an expense of a Rainier U.S. Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Rainier U.S. Fund shares.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend a Rainier U.S. Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Hennessy Funds

If you purchase shares of the Hennessy Funds through a broker-dealer or other financial intermediary (such as a bank), the Hennessy Funds and their related companies may pay the intermediary for performing shareholder services or distribution-related services for the Hennessy Funds.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Hennessy Funds over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

F.	Net Asset Value
Rainier U.S. Funds

For a discussion of how the offering price of the Rainier U.S. Funds’ shares is determined, see the most current Prospectus of the Rainier U.S. Funds, as amended or supplemented.

Hennessy Funds

The net asset value for the shares of the Hennessy Funds normally will be determined on each day the NYSE is open for trading. The net assets of the Hennessy Funds are valued as of the close of the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) on each business day.

The net asset value per share is computed by dividing the value of the securities held by a Hennessy Fund plus any cash or other assets, less its liabilities, by the number of its outstanding shares, and adjusting the result to the nearest full cent.  Securities listed on the NYSE, NYSE Amex Equities, or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation.  Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Trustees of Hennessy Funds Trust believes that such prices reflect the fair market value of such securities.  If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices.  Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees of Hennessy Funds Trust.  Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees of Hennessy Funds Trust to best to reflect their full value.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

The Hennessy Funds will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) prior to the close of regular trading on a day that the NYSE is open at the net asset value determined later that day.  It will process purchase and redemption orders received after the close of regular trading at the net asset value determined at the close of regular trading on the next day the NYSE is open.  If an investor sends a purchase or redemption request to the Hennessy Funds’ corporate address, instead of to its Transfer Agent, the Hennessy Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

G.	Shares
Rainier U.S. Funds

For a discussion of the Rainier U.S. Funds’ shares, including how the shares may be purchased and redeemed, see the most current Prospectus of the Rainier U.S. Funds, as amended or supplemented.

Hennessy Funds

Classes of Shares.  The Hennessy Funds offer both Investor Class and Institutional Class shares.  Institutional Class shares are available only to institutional investors or to shareholders who invest directly in the Hennessy Funds, or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with the Hennessy Funds.  There is also a higher minimum initial investment for Institutional Class shares as described below.

Account Minimum Investments.  The minimum initial investment in Investor Class Shares of a Hennessy Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (though the minimum does not apply to the Reorganization).  The minimum initial investment in Institutional Class shares of a Hennessy Fund is $250,000 (though this minimum does not apply to the Reorganization). For corporate sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement. A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Hennessy Funds may waive the minimum investment requirements from time to time. Investors purchasing Hennessy Fund shares through financial intermediaries’ asset-based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Hennessy Funds, absorbs the increased costs of small purchases.

The Hennessy Funds reserve the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. Hennessy Advisors, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy.  Frequent purchases and redemptions of a Hennessy Fund’s shares by a shareholder may harm other shareholders of the Hennessy Fund by interfering with efficient management of the Hennessy Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Hennessy Fund’s shares.  Accordingly, the Board of Trustees of Hennessy Funds Trust discourages frequent purchases and redemptions of the Hennessy Funds’ shares by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that a Hennessy Fund believes might engage in frequent purchases and redemptions of Hennessy Fund shares.

The Hennessy Funds track shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Hennessy Funds.  In this regard, pursuant to Rule 22c-2 of the Investment Company Act, the Hennessy Funds enter into shareholder information agreements with financial intermediaries that purchase Hennessy Fund shares for omnibus accounts.  These agreements require the financial intermediary to provide the Hennessy Funds with access, upon request, to information about underlying shareholder transaction activity in the omnibus account.  Any non-public personal information provided to the Hennessy Funds is subject to the Hennessy Funds’ privacy policy.

In considering a shareholder’s trading activity, the Hennessy Funds may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds.  If frequent trading or market timing is detected, the Hennessy Funds, based on their assessment of the severity of the market timing, may take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Hennessy Funds have taken steps to discourage frequent purchases and redemptions of Hennessy Fund shares, the Hennessy Funds cannot guarantee that such trading will not occur.

Telephone Privileges.  Each Hennessy Fund offers shareholders the ability to redeem or exchange shares or purchase additional shares via telephone.  If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

When you establish telephone privileges, you are authorizing the Hennessy Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application.  If an account has more than one owner or authorized person, a Hennessy Fund will accept telephone instructions from any one owner or authorized person.

Before acting on instructions received by telephone, a Hennessy Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification.  If a Hennessy Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  A Hennessy Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Hennessy Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Hennessy

Fund, continuation of the privilege would be detrimental to the Hennessy Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” below.  Your written request for telephone privileges must include the Hennessy Fund name and account number and must be signed by the registered owner(s) of the account.  A signature guarantee or other acceptable form of authentication from a financial institution source may also be required.  Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

Telephone trades must be received prior to the close of regular trading on the NYSE to receive same day pricing. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be cancelled or modified.

How to Purchase Shares.  You may purchase shares of the Hennessy Funds on any day the NYSE is open for trading.  Purchase requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.

You may purchase Hennessy Fund shares by check, wire or Automated Clearing House (“ACH”) network.  The Hennessy Funds will not accept payment in cash or money orders.  All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks.  To prevent check fraud, the Hennessy Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  In addition, the Hennessy Funds cannot accept post-dated checks or any conditional order or payment.

The Hennessy Funds will not issue certificates evidencing shares purchased.  Instead, the Hennessy Funds will send investors a written confirmation for all share purchases.  The Hennessy Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Hennessy Funds’ Anti-Money Laundering Compliance Program.  The Hennessy Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established.  Please contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application.  If the Hennessy Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Hennessy Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Hennessy Funds have not been registered for sale outside of the United States.  The Hennessy Funds do not sell shares to non-United States citizens, subject to the discretion of the Hennessy Funds.  Other than United States military personnel with an APO or FPO address, United States citizens living abroad may purchase Hennessy Fund shares only if they have a social security number and a physical address (not a P.O. Box) within the United States, subject to the discretion of the Hennessy Funds.  The Hennessy Funds reserve the right, in its sole discretion and to the extent permitted by applicable law, to sell shares to non-United States citizens and United States citizens living abroad with a social security number but no physical address within the United States.

How Do I Purchase Shares by Check?  If you are making an initial investment, simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery: Hennessy Funds c/o U.S. Bancorp Fund Services P.O. Box 701 Milwaukee, WI 53201-0701	For overnight delivery: Hennessy Funds c/o U.S. Bancorp Fund Services 615 East Michigan St., 3rd Floor Milwaukee, WI 53202-5207

The Hennessy Funds do not consider the U.S. Postal Service or other independent delivery services to be their agent.  Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Hennessy Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

How Do I Purchase Shares by Wire?  Prior to wiring funds, a completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above.  If you are making an initial investment in the Hennessy Funds, please contact the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions to U.S. Bank, N.A.  If you are making a subsequent purchase, prior to wiring funds, please notify the Transfer Agent.  U.S. Bank, N.A. must receive wired funds prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing.  Wired funds received after that time will be processed the following trading day with the following trading day’s pricing.  The Hennessy Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Hennessy Fund and class of shares, the name(s) in which the account is registered, the account number and the amount being wired.  It is essential that your bank include complete information about your account in all wire instructions.  Your bank may charge you a fee for sending a wire to a Hennessy Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds c/o U.S. Bank, N.A. 777 E. Wisconsin Ave. Milwaukee, WI 53202 ABA# 075000022	Credit: U.S. Bancorp Fund Services LLC Account Number: 112-952-137 Further Credit: Mutual fund name, shareholder name and account number

Can I Purchase Shares through Broker-Dealers?  You may buy, sell and exchange Hennessy Fund shares through certain brokers (and their agents) that have made arrangements with the Hennessy Funds to sell its shares.  When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next net asset value calculated by the Hennessy Fund.  The broker (or its agent) holds your Hennessy Fund shares in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records.  Hennessy Advisors may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services.  The broker (or its agent) may charge you a fee for handling your order.  The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Hennessy Fund’s Prospectus.

If you decide to purchase Hennessy Fund shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described herein.  The broker (or its agent) is responsible for ensuring that you receive copies of the applicable Hennessy Fund’s Prospectus, Annual Report, Semi-Annual Report, and other Hennessy Fund disclosure documents.

To inquire about an agreement, broker-dealers should call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555.

How Do I Purchase Shares by Telephone?  You may not make an initial investment in the Hennessy Funds by telephone, but you may purchase additional shares of the Hennessy Funds by calling 1-800-261-6950.  Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account on record through the ACH network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $100 or more.  If an account has more than one owner or authorized person, the Hennessy Funds will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan.  For your convenience, each Hennessy Fund offers an Automatic Investment Plan.  This plan allows money to be moved from the shareholder’s bank account on record to the shareholder’s Hennessy Fund account on a systematic schedule (e.g., monthly, quarterly, semi-annually and annually) that the shareholder selects.  After your initial investment in a Hennessy Fund, you may authorize the Hennessy Fund to withdraw amounts of $100 or more.

If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application.  You may call the

Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at hennessyfunds.com.  Signed applications should be received by the Transfer Agent at least 15 calendar days prior to your initial transaction.  The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason.  A Hennessy Fund may terminate or modify this privilege at any time.  Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or in written form five calendar days prior to the effective date.

Retirement Plans.  You may invest in the Hennessy Funds under the following retirement plans:

●	Coverdell Education Savings Account
●	Traditional IRA
●	Roth IRA
●	SEP-IRA for sole proprietors, partnerships and corporations
●	SIMPLE-IRA
The Hennessy Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Hennessy Fund.  The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution (exclusive of systematic distribution plans) or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

How To Sell Shares.  You may sell (redeem) your Hennessy Fund shares on any day the NYSE is open for trading either directly through the Hennessy Funds or through your investment representative, as applicable.  Redemption requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.

How Do I Sell Shares by Mail?  You may redeem your Hennessy Fund shares by sending a written request to the Transfer Agent.  After your request is received in “good order,” a Hennessy Fund will redeem your shares at the next net asset value calculated by the Hennessy Fund.  To be in “good order,” redemption requests must include the following: (i) the name of the Hennessy Fund account; (ii) the account number; (iii) the number of Investor Class or Institutional Class shares of the Hennessy Fund or the dollar value of Investor Class or Institutional Class shares of the Hennessy Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders.  In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the ACH network to your bank account on record.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required.  The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.  Please see “When Are Signature Guarantees Required?” below.

How Do I Sell Shares by Telephone?  Unless you have declined telephone privileges on your account, you may redeem all or some of your Hennessy Fund shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading.  If you are redeeming from an IRA or other retirement or qualified plan, you will be asked whether you want federal income taxes (generally 10%) withheld from the distribution. Redemption proceeds will be sent by check to the address of record unless you elect to have proceeds transferred to your bank account on record.  You may have difficulties making a telephone redemption during periods of abnormal market activity because of higher than usual call wait times.  If this occurs, you may make your redemption request in writing.  If an account has more than one owner or authorized person, a Hennessy Fund will accept telephone instructions from any one owner or authorized person.

When Are Signature Guarantees Required?  To protect the Hennessy Funds and their shareholders, a signature guarantee from either a Medallion program member or a non-Medallion program member is required in the following situations:

●	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 calendar days;
●	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
●	Account ownership is being changed; and
●	The redemption request is over $100,000 (Investor Class shares only).
In addition to the situations described above, a Hennessy Fund or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (STAMP).  A notarized signature is not an acceptable substitute for a signature guarantee.

The Hennessy Funds reserve the right, at their sole discretion, to waive the signature guarantee requirement for a specific redemption request.

When Will I Receive My Redemption Proceeds?  Payment of your redemption proceeds will be made promptly, but not later than seven calendar days after the receipt of your request in proper form.  If you did not purchase your Hennessy Fund shares by wire, the Hennessy Funds may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your check has cleared, whichever occurs first.  In addition, the Hennessy Funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the SEC.

You may have a check sent to you at your address of record, proceeds may be wired to your bank account on record, or funds may be sent via electronic funds transfer through the ACH network to your bank account on record. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining account balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, but credit may not be available for two to three business days.

The Hennessy Funds have the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the applicable Hennessy Fund’s portfolio.  It is not expected that the Hennessy Funds would do so except in unusual circumstances.  If a Hennessy Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Can My Account Be Involuntarily Redeemed or Converted?  The Hennessy Funds may involuntarily redeem your shares upon certain conditions as determined by the Board of Trustees of Hennessy Funds Trust, including for example, but not limited to, (i) if you fail to provide the Hennessy Funds with identification required by law, (ii) if a Hennessy Fund is unable to verify information received from you, or (iii) to reimburse a Hennessy Fund for any loss sustained by reason of any failure by you to make full payment for shares purchased. Additionally, as discussed in more detail below, shares may be redeemed or converted in connection with the closing of small accounts.  If your shares are involuntarily redeemed, there may be a taxable gain or loss as a result, see “Taxes, Dividends and Distributions – Hennessy Funds – Tax Information” below.

A Hennessy Fund may redeem the shares in your Investor Class account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made.  This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts.  You will be notified that the value of your Investor Class account is less than $2,500 before a Hennessy Fund makes an involuntary redemption.  You will then have 60 calendar days in which to make an additional investment to bring the value of your account to at least $2,500 before the Hennessy Fund takes any action.  Any time shares are redeemed in a taxable account, it is considered a taxable event.  You are responsible for any tax liabilities associated with an involuntary redemption of your account.

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 calendar days to make additional investments so that your account balance is $250,000 or more.  If you do not, a Hennessy Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares.  Any such conversion will occur at the relative net asset value of the two share classes, without the imposition of any fees or other charges.  Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.  Notwithstanding the foregoing, this right of involuntary redemption will only apply to former Institutional Class shareholders of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund who become Institutional Class shareholders of the corresponding Hennessy Fund in the event that their Institutional Class shares account balance falls below $100,000 for any reason.

What Happens If My Account is Inactive for an Extended Period of Time?  Your account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  The factors used to determine whether an account is inactive vary from state to state, but may include a shareholder’s failure to cash a check (no interest is accrued or paid on amounts represented by uncashed distribution or redemption checks), update the shareholder’s mailing address, or respond to Hennessy Fund inquiries within the specified time period.  For this purpose, your last known address of record with the Hennessy Funds will determine which state has jurisdiction over your account.  If the assets within your account are deemed to be abandoned in accordance with the relevant state’s laws, a Hennessy Fund may be legally obligated to transfer those assets to that state’s unclaimed property administrator.  You are responsible for ensuring that your account is not “abandoned” for purposes of these state escheatment laws, and neither a Hennessy Fund nor its agents will be liable to you or your representatives for good faith compliance with those laws.

How to Exchange Shares.  You may exchange shares of the Hennessy Funds for shares of any of the other series of Hennessy Funds Trust any day the NYSE is open for trading either directly through the Hennessy Funds or through your investment representative, as applicable.  Exchange requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.  Prior to making an exchange into any other series of Hennessy Funds Trust, you should obtain and carefully read that fund’s Prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555 or visiting hennessyfunds.com.  Please keep in mind the minimum investment of $2,500 ($250 for IRAs) for Investor Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

You may also exchange shares of a Hennessy Fund for shares of the First American Retail Prime Obligations Fund, a money market mutual fund not affiliated with any series of Hennessy Funds Trust, Hennessy Advisors or any sub-advisor to a series of Hennessy Funds Trust.  The exchange privilege does not constitute an offering or recommendation on the part of the Hennessy Funds, Hennessy Advisors or any sub-advisor to any series of Hennessy Funds Trust of an investment in the First American Retail Prime Obligations Fund.  Prior to making an exchange into the First American Retail Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

The Hennessy Funds reserve the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Hennessy Fund expenses.  The Hennessy Funds reserve the right to reject any exchange order.  The Hennessy Funds may modify or terminate the exchange privilege upon written notice to shareholders.  The Hennessy Funds may suspend temporarily the exchange privilege in emergency situations or in cases where, in their judgment, continuation of the privilege would be detrimental to it and its shareholders.  Such temporary suspension can be without prior notification to shareholders. You may have a taxable gain or loss as a result of an exchange because the Code treats an exchange as a sale of shares.

Exchanging Shares by Mail.  You may exchange your Hennessy Fund shares simply by sending a written request to the Transfer Agent.  You should give the name of your Hennessy Fund account, account number, the number of Hennessy Fund shares or the dollar value of Hennessy Fund shares to be exchanged, and the name of the other fund into which the exchange is being made.  If you have an existing account with the other fund, you should also give the name and account number for that fund.  The letter should be signed by all shareholders whose names appear on the account registration.

Exchanging Shares by Telephone.  Unless you have declined telephone privileges on your Account Application, you may also exchange Hennessy Fund shares by calling the Transfer Agent at 1-800-261-6950 before the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time).  If you are exchanging Hennessy Fund shares by telephone, you will be subject to certain identification procedures, which are listed under “How Do I Sell Shares by Telephone?” above.  If an account has more than one owner or authorized person, a Hennessy Fund will accept telephone instructions from any one owner or authorized person.

Systematic Cash Withdrawal Program.  As another convenience, you may redeem your Investor Class shares of a Hennessy Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.  If you elect this method of redemption, a Hennessy Fund will send you a check or you may have the proceeds sent directly to your bank account on record via electronic funds transfer through the ACH network.  The minimum payment amount is $100.  You may choose to receive monthly, quarterly or annual payments.  Your Hennessy Fund account must have a value of at least $10,000 in order to participate in this program.  The Systematic Cash Withdrawal Program may be terminated at any time by a Hennessy Fund.  You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent at least five calendar days prior to the next payment.

A withdrawal involves a redemption of Hennessy Fund shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Householding.  To help keep the Hennessy Funds’ costs as low as possible, Hennessy Funds Trust generally delivers a single copy of most financial reports and Prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as “householding,” does not apply to account statements.  You may, of course, request an individual copy of a Prospectus or financial report at any time.  If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 and we will begin individual delivery within 30 calendar days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

Electronic Delivery.  The Hennessy Funds offer shareholders the option to receive account statements, Prospectuses, tax forms and reports online.  To sign up for eDelivery, please visit hennessyfunds.com.  You may change your delivery preference at any time by visiting the Hennessy Funds’ website or contacting the Hennessy Funds at 1-800-261-6950.

H.	Taxes, Dividends and Distributions
Rainier U.S. Funds

For a discussion of the Rainier U.S. Funds’ policy with respect to dividends and distributions and the tax consequences of an investment in the Rainier U.S. Funds’ shares, see the most current Prospectus of the Rainier U.S. Funds, as amended or supplemented.

Hennessy Funds

Dividends and Distributions.  The Hennessy Funds will make distributions of dividends and capital gains, if any, annually, usually in December of each year.  The Hennessy Funds may make additional distributions if necessary to comply with the distribution requirements of the Code.

You have four distribution options:

●	Automatic Reinvestment Option –
●	Both dividend and capital gains distributions will be reinvested in additional Hennessy Fund shares.
●	Split Cash Reinvest Options –
●	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Hennessy Fund shares; or
●	Your dividends will be reinvested in additional Hennessy Fund shares and your capital gains distributions will be paid in cash.
●	All Cash Option –
●	Both dividends and capital gains distributions will be paid in cash.
If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for at least six months, the Hennessy Funds reserve the right to reinvest the distribution check in your account, at the current net asset value of the Hennessy Fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application.  If you do not make an election, your distributions will be reinvested in additional Hennessy Fund shares.  You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950.  Any changes should be submitted at least five calendar days prior to the record date of the distribution.

Tax Information.  The Hennessy Funds’ distributions, whether received in cash or additional Hennessy Fund shares, may be subject to federal and state income tax.  These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Hennessy Fund holds the assets generating the capital gains).

If you exchange or sell your Hennessy Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold.  Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

Certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8%.  The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which such taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  Each Hennessy Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon a redemption of Hennessy Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

The Hennessy Funds have chosen average cost as their standing (default) tax lot identification method for all shareholders, which means this is the method the Hennessy Funds will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time.  You may choose a method other than the Hennessy Funds’ standing method at the time of your purchase or upon the sale of covered shares.  The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.  Hennessy Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of Hennessy Fund shares.  Shareholders should consult their own tax advisors to determine the tax consequences of owning Hennessy Fund shares.

I.	Financial Highlights
Rainier U.S. Funds

For financial information about the Rainier U.S. Funds, see the Annual Report dated March 31, 2017.

Hennessy Funds

The financial highlights for Investor Class and Institutional Class shares of the Hennessy Funds for the past five fiscal years ended October 31, 2016, are attached hereto as Exhibit B. The accounting survivor of the Reorganization will be the Hennessy Funds.

J.	Distribution Arrangements
Rainier U.S. Funds

For a discussion of the Rainier U.S. Funds’ distribution arrangements, see the most current Prospectus of the Rainier U.S. Funds, as amended or supplemented.

Hennessy Funds

Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the distributor for the Hennessy Funds.  As such, Quasar is responsible for all purchases, sales, redemptions and other transfers of shares.  As distributor, Quasar also provides certain administrative services.  Quasar is a registered broker-dealer and member of FINRA.

K.	Distribution Plans

Rainier U.S. Funds

For a discussion of the Rainier U.S. Funds’ distribution plans, see the most current Prospectus of the Rainier U.S. Funds, as amended or supplemented.

Hennessy Funds

The Board of Trustees of Hennessy Funds Trust has adopted a separate Distribution (Rule 12b1) Plan (each, a “12b1 Plan”) on behalf of Investor Class shares of each Hennessy Fund pursuant to Rule 12b1 under the Investment Company Act.  Each 12b1 Plan was adopted in anticipation that the Hennessy Funds will benefit from the 12b1 Plans through increased sales of shares, thereby spreading each Hennessy Fund’s fixed expenses over a greater base and providing the Hennessy Advisors with an asset size that allows greater flexibility in management.  The 12b1 Plans authorize payments by the Hennessy Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees of Hennessy Funds Trust, of up to 0.25% of the average daily net assets of the Hennessy Funds.  Despite the currently set rate of 0.15% for the Hennessy Funds, the Board of Trustees of Hennessy Funds Trust is authorized to set the annual rate of the Hennessy Funds at 0.25% pursuant to previous shareholder approval.  Amounts paid under a 12b1 Plan by a Hennessy Fund may be spent by the Hennessy Fund on any activities or expenses primarily intended to result in the sale of shares of the Hennessy Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, and the printing and mailing of sales literature.  Amounts may also be spent on the cost of implementing and operating the 12b1 Plan and the payment of capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead costs.  A Hennessy Fund may reimburse the Distributor for expenses it pays on behalf of such Hennessy Fund that are eligible to be paid under the applicable 12b1 Plan.  To the extent any activity is one that a Hennessy Fund may finance without a plan pursuant to Rule 12b1, the Hennessy Fund may also make payments to finance such activity outside of a 12b1 Plan and not subject to its limitations.

The 12b1 Plan for a particular Hennessy Fund may be terminated by such Hennessy Fund at any time by a vote of the trustees who are not interested persons of Hennessy Funds Trust and who have no direct or indirect financial interest in such 12b1 Plan or any agreement related thereto (the “Rule 12b1 Trustees”) or by a vote of a majority of the outstanding shares of such Hennessy Fund.  Any change in the 12b1 Plan for a particular Hennessy Fund that would materially increase the distribution expenses of such Hennessy Fund provided for in such 12b1 Plan requires approval of the Board of Trustees of Hennessy Funds Trust, including the Rule 12b1 Trustees, and a majority of the applicable Hennessy Fund’s shareholders.

While the 12b1 Plans are in effect, the selection and nomination of trustees who are not interested persons of Hennessy Funds Trust will be committed to the discretion of the trustees of Hennessy Funds Trust who are not interested persons of the trust.  The Board of Trustees of Hennessy Funds Trust must review the amount and purposes of expenditures pursuant to the 12b1 Plans quarterly as reported to it by the Distributor, if any, or officers of Hennessy Funds Trust.  The 12b1 Plans will continue in effect for as long their continuance is specifically approved at least annually by the Board of Trustees of Hennessy Funds Trust, including the Rule 12b1 Trustees.

For the fiscal year ended October 31, 2016, the following amounts were paid by each Hennessy Fund under a 12b1 Plan with respect to Investor Class shares:

Fund	Amount Paid

Hennessy Cornerstone Mid Cap 30 Fund	$963,758

Hennessy Cornerstone Large Growth Fund	$132,283

For the fiscal year ended October 31, 2016, the Hennessy Funds incurred the following expenses with respect to Investor Class shares. “Other” distribution expenses identified below include administrative, legal, financial management, and sales support expenses of the Hennessy Funds.

	Sales Material and Advertising	Printing and Mailing Prospectus	Compensation to Sales Personnel and Broker Dealers	Other	Approximate Total Amount Spent With Respect to Each Fund
Hennessy Cornerstone Mid Cap 30 Fund	$ 87,530	$ 0	$ 0	$ 876,228	$ 963,758

Hennessy Cornerstone Large Growth Fund	$ 40,203	$ 0	$ 0	$ 92,080	$ 132,283

Each of the Hennessy Funds have entered into a Servicing Agreement with Hennessy Advisors (“Servicing Agreement”) with respect to its Investor Class shares.  Pursuant to the Servicing Agreement, Hennessy Advisors provides administrative support services to the Hennessy Funds consisting of:

●	maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts;
●	assisting shareholders in processing exchange and redemption requests;
●	assisting shareholders in changing dividend options, account designations and addresses;
●	responding generally to shareholder questions; and
●	providing such other similar services as may be requested.
For such services, each Hennessy Fund pays an annual service fee to Hennessy Advisors equal to 0.10% of the average daily net assets of its Investor Class shares.  Institutional Class shares of the Hennessy Funds are not subject to this servicing fee.

During the fiscal years ended October 31, 2016, 2015, and 2014, each of the Hennessy Funds paid the following fees to Hennessy Advisors pursuant to the Servicing Agreement.

	Fiscal Year Ended October 31, 2016	Fiscal Year Ended October 31, 2015	Fiscal Year Ended October 31, 2014

Hennessy Cornerstone Mid Cap 30 Fund	$642,505	$445,295	$194,891

Hennessy Cornerstone Large Growth Fund	$88,189	$104,668	$98,700

The Servicing Agreement may be terminated with respect to each of the Hennessy Funds by either party thereto upon 60 days’ written notice to the other party, and will be terminated if its continuance is not approved with respect to such Hennessy Fund at least annually by a majority of those trustees who are not parties thereto or “interested persons” (as defined in the Investment Company Act) of any such party.

VII.	VOTING INFORMATION
All shares of the Rainier U.S. Funds are entitled to vote on the proposals.  Thirty-three and one-third percent of a Rainier U.S. Fund’s outstanding shares present in person or represented by proxy and entitled to vote at a shareholders’ meeting constitutes a quorum at such meeting.  The Plan will be approved as follows by shareholders of the Rainier Trust:

●
Rainier Mid Cap Equity Fund:  Original Class and Institutional Class shareholders of the Rainier Mid Cap Equity Fund will vote together to approve the Plan.  Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” (as such phrase is defined in the Investment Company Act) of Original Class and Institutional Class shareholders of the Rainier Mid Cap Equity Fund voting together.  The “vote of a majority of the outstanding voting securities” means with regard to Original Class and Institutional Class shares of the Rainier Mid Cap Equity Fund voting together: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding Original Class and Institutional Class shares present at the meeting if more than

50% of the aggregate outstanding Original Class and Institutional Class shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding Original Class and Institutional Class shares.

●
Rainier Small/Mid Cap Equity Fund: Original Class and Institutional Class shareholders of the Rainier Small/Mid Cap Equity Fund will vote together to approve the Plan.  Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” (as such phrase is defined in the Investment Company Act) of Original Class and Institutional Class shareholders of the Rainier Small/Mid Cap Equity Fund voting together.  The “vote of a majority of the outstanding voting securities” means with regard to Original Class and Institutional Class shares of the Rainier Small/Mid Cap Equity Fund voting together: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding Original Class and Institutional Class shares present at the meeting if more than 50% of the aggregate outstanding Original Class and Institutional Class shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding Original Class and Institutional Class shares.

●
Rainier Large Cap Equity Fund: Original Class and Institutional Class shareholders of the Rainier Large Cap Equity Fund will vote together to approve the Plan.  Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” (as such phrase is defined in the Investment Company Act) of Original Class and Institutional Class shareholders of the Rainier Large Cap Equity Fund voting together.  The “vote of a majority of the outstanding voting securities” means with regard to Original Class and Institutional Class shares of the Rainier Large Cap Equity Fund voting together: the affirmative vote of the lesser of (i) 67% or more of the aggregate outstanding Original Class and Institutional Class shares present at the meeting if more than 50% of the aggregate outstanding Original Class and Institutional Class shares are present in person or by proxy or (ii) more than 50% of the aggregate outstanding Original Class and Institutional Class shares.

The approval of the Plan by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders and the Rainier Large Cap Equity Fund’s shareholders is required for the consummation of the Reorganization.  If the Plan is not approved by the Rainier Mid Cap Equity Fund’s shareholders, the Rainier Small/Mid Cap Equity Fund’s shareholders or the Rainier Large Cap Equity Fund’s shareholders, then the Rainier Trust may seek to adjourn the special meeting of shareholders to obtain sufficient votes to approve the Plan.  If sufficient votes are not obtained to approve the Plan by all of the Rainier U.S. Funds, the Reorganization will not be consummated.

All shares represented by each properly signed proxy received before the meeting will be voted at the special meeting.  Proxies may be voted by mail, by telephone at the toll-free telephone number listed on your proxy card or via the Internet at the website shown on your proxy card.  If a shareholder specifies how the proxy is to be voted on any business properly to come before the special meeting, it will be voted in accordance with instruction given.  If no choice is indicated on the proxy, it will be voted “FOR” approval of the Reorganization.  If any other matters come before the special meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  Approval of the Plan to implement the Reorganization will occur only if a sufficient number of votes are cast “FOR” that proposal.  Abstentions and broker non-votes do not constitute a vote “FOR” and will have no effect on the outcome of the voting.

Shareholders are also being asked to vote on a proposal to adjourn the special meeting to solicit additional proxies if a quorum does not exist or if a quorum exists but there are insufficient votes at the time of the adjournment to approve the Plan.  Any business that might have been transacted at the special meeting may be transacted at any such adjourned session(s) at which a quorum is present.  Approval of the proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the adjournment to approve the Plan, requires a majority of the votes represented at the special meeting, whether or not a quorum is present.  The special shareholder meeting may be held as adjourned without further notice if such time and place are announced at the special meeting at which the adjournment is taken and the adjourned meeting is held within a reasonable time after the date set for the original meeting unless a new record date of the adjourned meeting is fixed by the Board.  Notice of any such adjourned meeting will be given to each shareholder of record entitled to vote at the adjourned meeting in accordance with the Funds’ bylaws.

With respect to the proposal to adjourn, there will be no broker non-votes and abstentions will have no effect on the outcome of the proposal.  Unless marked to the contrary, proxies received will be voted “FOR” the proposal to adjourn.

A.	Method and Cost of Solicitation
This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the special meeting.  It is expected that the solicitation of proxies will be primarily by mail, telephone and via the Internet.  Rainier and Hennessy Advisors will bear equally the costs associated with (i) soliciting and obtaining the proxy vote of the shareholders of the Rainier U.S. Funds, including the proxy advisory firm fees, and (ii) data conversion and transition services of U.S. Bancorp Fund Services, LLC.  Hennessy Advisors will pay all costs associated with the preparation and filing and obtaining effectiveness of the Registration Statement and Proxy Statement/Prospectus other than legal and accounting fees incurred by Rainier in connection with its review of the Registration Statement on Form N-14 and the Proxy Statement/Prospectus.  The total expenses of the Reorganization are estimated to be approximately $350,000.

Rainier and Hennessy Advisors have retained, at their expense, Broadridge Financial Solutions, Inc. to assist in the solicitation of proxies.  The cost of solicitation for the Reorganization is currently estimated to be approximately $280,000 in the aggregate.

B.	Right of Revocation
Any shareholder giving a proxy may revoke it before it is exercised at the special meeting, either by providing written notice to the Rainier U.S. Funds, by submission of a later-dated, duly executed proxy or by voting in person at the special meeting.  If not so revoked, the votes will be cast at the special meeting, and any postponements or adjournments thereof.  Attendance by a shareholder at the special meeting does not, by itself, revoke a proxy.

C.	Voting Securities and Principal Holders
Shareholders of the Rainier U.S. Funds at the close of business on June 28, 2017 (the “Record Date”), will be entitled to be present and vote at the special meeting.  Each outstanding share is entitled to one vote.  As of the Record Date, with regard to Original Class shares there were:

●
740,624 Original Class shares of the Rainier Mid Cap Equity Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $29,150,603;

●
6,152,465 Original Class shares of the Rainier Small/Mid Cap Equity Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $232,435,243; and

●
4,065,754 Original Class shares of the Rainier Large Cap Equity Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $81,697,810.

As of the Record Date, with regard to Institutional Class shares there were:

●
1,450,272 Institutional Class shares of the Rainier Mid Cap Equity Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $59,859,723;

●
1,969,624 Institutional Class shares of the Rainier Small/Mid Cap Equity Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $79,270,801; and

●
1,370,356 Institutional Class shares of the Rainier Large Cap Equity Fund outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers), representing total net assets of approximately $28,460,258.

Principal Holders Rainier U.S. Funds

As of the Record Date, the Rainier U.S. Funds’ shareholders of record and/or beneficial owners (to the Rainier U.S. Funds’ knowledge) who owned five percent or more of the Rainier U.S. Funds’ Original Class or Institutional Class shares is set forth below:

Rainier Mid Cap Equity Fund – Original Class	Shares	Percentage

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	259,040	35.09%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	157,236	21.30%

Pershing LLC* For Benefit of its Customers Jersey City, NJ 07399-0002	138,374	18.74%

* Owned of Record

Rainier Mid Cap Equity Fund – Institutional Class	Shares	Percentage

LPL Financial* Omnibus Customer Account San Diego, CA 92121-3091	778,130	53.72%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	172,426	11.90%

Wells Fargo Clearing Services* For Benefit of its Clients P.O. Box 1533 Minneapolis, MN 55480-1533	154,267	10.65%

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	151,136	10.43%

* Owned of Record

Rainier Small/Mid Cap Equity Fund – Original Class	Shares	Percentage

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	2,763,531	44.94%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	2,672,304	43.46%

* Owned of Record

Rainier Small/Mid Cap Equity Fund – Institutional Class	Shares	Percentage

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	1,379,260	70.03%

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	316,714	16.08%

International Union of Operating Engineers #302* General Investment Fund Bothell, WA 98011-9514	100,232	5.09%

* Owned of Record

Rainier Large Cap Equity Fund – Original Class	Shares	Percentage

Taynik & Co.* C/O State Street Bank & Trust Co. Quincy, MA 02169-0938	1,736,712	42.74%

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	1,118,951	27.53%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	770,477	18.96%

* Owned of Record

Rainier Large Cap Equity Fund – Institutional Class	Shares	Percentage

Capinco C/O US Bank NA* Milwaukee, WI 53212-3958	611,461	44.62%

International Union of Operating Engineers #302* General Investment Fund Bothell, WA 98011-9514	255,600	18.65%

TD Ameritrade, Inc.* For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	154,322	11.30%

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	138,522	10.11%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	87,883	6.41%

* Owned of Record

As of the Record Date, the officers and trustees of the Rainier U.S. Funds, as a group, owned of record and beneficially less than 1% of the outstanding Original Class shares of each of the Rainier Mid Cap Equity Fund, Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund.

As of the Record Date, the officers and trustees of the Rainier U.S. Funds, as a group, owned of record and beneficially less than 1% of the outstanding Institutional Class shares of each of the Rainier Mid Cap Equity Fund, Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund.

No person is deemed to “control” any of the Rainier U.S. Funds, as that term is defined in the Investment Company Act, because no Rainier U.S. Fund knows of any person who owns beneficially or through controlled companies more than 25% of a Rainier U.S. Fund’s shares or who acknowledges the existence of control.

Principal Holders Hennessy Funds

As of the Record Date, the Hennessy Funds’ shareholders of record and/or beneficial owners (to the Hennessy Funds’ knowledge) who owned five percent or more of the Hennessy Funds’ Investor Class or Institutional Class shares is set forth below:

Hennessy Cornerstone Mid Cap 30 Fund – Investor Class	Shares	Percentage

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	6,459,387	35.95%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	5,114,976	28.47%

Pershing LLC* For Benefit of its Customers Jersey City, NJ 07399-0002	1,211,225	6.74%

TD Ameritrade, Inc.* For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	1,191,214	6.63%
* Owned of Record

Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class	Shares	Percentage

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	9,342,238	30.59%

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	7,051,131	23.09%

Wells Fargo Clearing Services* For Benefit of its Clients P.O. Box 1533 Minneapolis, MN 55480-1533	2,954,160	9.67%

TD Ameritrade, Inc.* For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	2,235,305	7.32%

UBS WM USA* Exclusive Benefit of Customers 1000 Harbor Blvd Weehawken, NJ 07086-6761	1,816,572	5.95%
* Owned of Record

Hennessy Cornerstone Large Growth Fund – Investor Class	Shares	Percentage

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	596,599	7.41%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	447,228	5.56%
* Owned of Record

Hennessy Cornerstone Large Growth Fund – Institutional Class	Shares	Percentage

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	216,620	19.76%

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	146,613	13.38%
* Owned of Record

As of the Record Date, the officers and trustees of the Hennessy Funds owned of record and beneficially less than 1% of the outstanding Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund.

As of the Record Date, the officers and trustees of the Hennessy Funds owned of record and beneficially less than 1% of the outstanding Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund and 1.42% of the outstanding Institutional Class shares of the Hennessy Cornerstone Large Growth Fund.

No person is deemed to “control” the Hennessy Funds, as that term is defined in the Investment Company Act, because the Hennessy Funds know of no person who owns beneficially or through controlled companies more than 25% of the Hennessy Funds’ shares or who acknowledges the existence of control.

Pro Forma Principal Holders Hennessy Funds

If the Reorganization had been effected as of the Record Date, the Hennessy Funds’ Investor Class and Institutional Class shareholders of record and/or beneficial owners (to the Hennessy Funds’ knowledge) who would have owned five percent or more of the Hennessy Funds’ total outstanding Investor Class and Institutional Class shares is set forth below:

Hennessy Cornerstone Mid Cap 30 Fund – Investor Class Pro Forma	Shares	Percentage

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	11,918,614	39.05%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	10,231,366	33.52%

* Owned of Record

Hennessy Cornerstone Mid Cap 30 Fund – Institutional Class Pro Forma	Shares	Percentage

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	12,270,298	33.05%

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	7,938,699	21.38%

Wells Fargo Clearing Services* For Benefit of its Clients P.O. Box 1533 Minneapolis, MN 55480-1533	3,251,805	8.76%

TD Ameritrade, Inc.* For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	2,235,305	6.02%
* Owned of Record

Hennessy Cornerstone Large Growth Fund – Investor Class Pro Forma	Shares	Percentage

Taynik & Co.* C/O State Street Bank & Trust Co. Quincy, MA 02169-0938	2,997,470	19.89%

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	2,527,848	16.77%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	1,777,029	11.79%
* Owned of Record

Hennessy Cornerstone Large Growth Fund – Institutional Class Pro Forma	Shares	Percentage

Capinco C/O US Bank NA* Milwaukee, WI 53212-3958	1,080,855	30.72%

International Union of Operating Engineers #302* General Investment Fund Bothell, WA 98011-9514	451,814	12.84%

Charles Schwab & Co. Inc.* Special Custody Account for the Benefit of Customers Attn: Mutual Funds San Francisco, CA 94105-1905	391,472	11.13%

National Financial Services LLC* For Exclusive Benefit of our Customers Attn: Mutual Funds Dept. 4th Floor Jersey City, NJ 07310-2010	371,967	10.57%

TD Ameritrade, Inc.* For the Exclusive Benefit of our Clients P.O. Box 2226 Omaha, NE 68103-2226	272,789	7.75%
* Owned of Record

If the Reorganization had been effected as of the Record Date, the officers and trustees of the Hennessy Funds’ would have owned of record and beneficially less than 1% of the outstanding Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund and Hennessy Cornerstone Large Growth Fund.

If the Reorganization had been effected as of the Record Date, the officers and trustees of the Hennessy Funds’ would have owned of record and beneficially less than 1% of the outstanding Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund and Hennessy Cornerstone Large Growth Fund.

VIII.	ADDITIONAL INFORMATION
Documents that relate to the Rainier U.S. Funds are available, without charge, by writing to the Corporate Secretary of the Rainier Trust at 601 Union Street, Suite 3525, Seattle, Washington 98101, by calling 1-800-248-6314 or over the Internet at www.rainierfunds.com.

Documents that relate to the Hennessy Funds are available, without charge, by writing to Hennessy Funds Trust at 7250 Redwood Blvd., Suite 200, Novato, California 94945, by calling 1-800-966-4353 or 1-415-899-1555 or over the Internet at hennessyfunds.com.

The Rainier U.S. Funds and the Hennessy Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith, file reports, proxy materials, and other information relating to the Rainier U.S. Funds and the Hennessy Funds, respectively, with the SEC.  Reports, proxy and information statements, and other information filed by the Rainier U.S. Funds and the Hennessy Funds, can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at 100 F Street, N.E., Washington DC 20549.  Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington D.C. 20549, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

It is expected that this Proxy Statement will be mailed to shareholders on or about July 21, 2017.

IX.	MISCELLANEOUS INFORMATION
A.	Other Business
The Board knows of no other business to be brought before the special meeting.  If any other matters come before the special meeting, it is the Board’s intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.	Next Meeting of Shareholders
The Rainier U.S. Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act.  By observing this policy, the Rainier U.S. Funds seek to avoid the expenses customarily incurred in the preparation of proxy materials and the holding of shareholder meetings, as well as the related expenditure of staff time.  If the Reorganization is not completed, the next meeting of the shareholders of the Rainier U.S. Funds will be held at such time as the Board  may determine or at such time as may be legally required.  Any shareholder proposal intended to be presented at such meeting must be received by the Rainier U.S. Funds at their office at a reasonable time before the meeting, as determined by the Board, to be included in the Rainier U.S. Funds’ Proxy Statement and form of proxy relating to that meeting, and it must satisfy all other legal requirements.

C.	Legal Matters
The validity of the issuance of the Hennessy Funds’ shares will be passed upon by Foley & Lardner LLP, Milwaukee, Wisconsin.

D.	Experts
The financial statements of the Rainier U.S. Funds are incorporated by reference in the Statement of Additional Information, which is part of such Registration Statement, to the Funds’ Annual Report to Shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Hennessy Funds are incorporated by reference in the Statement of Additional Information, which is part of such Registration Statement, to the Hennessy Funds’ Annual Reports to Shareholders and have been audited by KPMG LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

By Order of the Board of Trustees of Rainier Investment Management Mutual Funds

/s/ Michele T. Mosca

Michele T. Mosca
Chief Executive Officer and President
July 14, 2017

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this [•] day of [•], 2017, by and between Hennessy Funds Trust, a Delaware statutory trust (“Hennessy Funds Trust”), on behalf of the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund (each a “Surviving Fund” and, together, the “Surviving Funds”), and Rainier Investment Management Mutual Funds, a Delaware statutory trust (the “Rainier Trust”), on behalf of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund (each a “Reorganizing Fund” and, together, the “Reorganizing Funds”). Shareholders of the Reorganizing Funds are referred to herein as “Investors.” This Agreement shall be treated as if each Reorganization (as defined herein) between a Reorganizing Fund and its corresponding Surviving Fund contemplated hereby had been the subject of a separate agreement.

Rainier Investment Management, LLC (“Rainier”) joins this Agreement solely for purposes of Section 9. Rainier represents and warrants that the execution, delivery and performance of this Agreement by Rainier will have been duly authorized prior to the Closing Date (as defined in Section 3.1) by all necessary action on the part of Rainier, and this Agreement will constitute a valid and binding obligation of Rainier enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles. Hennessy Advisors, Inc. (“Hennessy Advisors”) joins this Agreement solely for purposes of Section 9. Hennessy Advisors represents and warrants that the execution, delivery and performance of this Agreement by Hennessy Advisors will have been duly authorized prior to the Closing Date by all necessary action on the part of Hennessy Advisors, and this Agreement will constitute a valid and binding obligation of Hennessy Advisors enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles.

In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of each Reorganizing Fund be transferred to the corresponding Surviving Fund, and that the Surviving Fund assume all liabilities, expenses, costs, charges and reserves of the corresponding Reorganizing Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (other than Excluded Liabilities, as defined in that certain Transaction Agreement between Hennessy Advisors, Rainier and Rainier’s majority owner, Manning & Napier Group, LLC, dated as of May 10, 2017) (each a “Liability” and together the “Liabilities”), in exchange for Investor Class and Institutional Class shares of the corresponding Surviving Fund, as applicable (“Shares”), and that these Shares be distributed immediately after the Closing (as defined in the preamble to Section 1), by each Reorganizing Fund to its Investors in liquidation of such Reorganizing Fund as follows:

•
all of the assets of the Rainier Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Mid Cap Equity Fund’s liabilities (other than the Excluded Liabilities);

•
all of the assets of the Rainier Small/Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Small/Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Small/Mid Cap Equity Fund’s liabilities (other than the Excluded Liabilities); and

•
all of the assets of the Rainier Large Cap Equity Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the Rainier Large Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Large Growth Fund will assume the Rainier Large Cap Equity Fund’s liabilities (other than the Excluded Liabilities).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.

In consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	PLAN OF REORGANIZATION
Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, each Reorganizing Fund shall assign, deliver and otherwise transfer its assets (the “Reorganizing Fund Assets”) to the applicable Surviving Fund and such Surviving Fund shall assume the Reorganizing Fund’s Liabilities. Such Surviving Fund shall, as consideration therefor, on the Closing Date, deliver to the applicable Reorganizing Fund, the Surviving Fund’s Shares, the number of which shall be determined by dividing (a) the value of said Reorganizing Fund Assets, net of the Liabilities, computed in the manner and as of the time and date set forth in Section 2.1, by (b) the net asset value of one share of the Surviving Fund Shares computed in the manner and as of the time and date set forth in Section 2.2. Such transfer, delivery and assumption shall take place as provided for in Section 3.1 (hereinafter sometimes referred to as the “Closing”). Immediately following the Closing, each of the Reorganizing Funds shall distribute the appropriate number of Shares of the applicable Surviving Fund to the Investors of both classes of such Reorganizing Fund in liquidation of the Reorganizing Fund, as provided in Section 1.4 hereof. The Agreement and transactions contemplated hereunder for each Reorganizing Fund and its corresponding Surviving Fund are hereinafter referred to as the “Reorganization.”

1.1 (a) With respect to each Reorganizing Fund, the Reorganizing Fund Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by such Reorganizing Fund, and any prepaid expenses shown as an asset on such Reorganizing Fund’s books on the Closing Date.

(b) Not less than ten calendar days before the Closing Date, each of the Reorganizing Funds will provide the applicable Surviving Fund with a schedule of its assets and its known liabilities, and such Surviving Fund will provide the Reorganizing Fund with a copy of the current investment objective and policies applicable to the Surviving Fund. Each of the Reorganizing Funds reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the applicable Reorganizing Fund’s assets before the Closing Date, but will not, without the prior approval of the applicable Surviving Fund, acquire any additional securities. If it is determined that the portfolios of a Reorganizing Fund and the applicable Surviving Fund, when aggregated, would contain investments exceeding certain percentage limitations to which such Surviving Fund is or will be subject with respect to such investments, the Reorganizing Fund, if requested by the Surviving Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.2 Each of the Reorganizing Funds will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Each Surviving Fund will assume all of the Liabilities of the corresponding Reorganizing Fund. A Surviving Fund shall not assume any Liability for any obligation of a Reorganizing Fund to file reports with the Securities and Exchange Commission (the “SEC”), Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Reorganizing Fund.

1.3 Immediately following the Closing, the Rainier Mid Cap Equity Fund will distribute the Investor Class and Institutional Class Shares, as applicable, of the Hennessy Cornerstone Mid Cap 30 Fund received by the Rainier Mid Cap Equity Fund pursuant to the preamble to Section 1 pro rata to its Investors of record determined as of the close of business on the Closing Date in complete liquidation of the Rainier Mid Cap Equity Fund; the Rainier Small/Mid Cap Equity Fund will distribute the Investor Class and Institutional Class Shares, as applicable, of the Hennessy Cornerstone Mid Cap 30 Fund received by the Rainier Small/Mid Cap Equity Fund pursuant to the preamble to Section 1 pro rata to its Investors of record determined as of the close of business on the Closing Date in complete liquidation of the Rainier Small/Mid Cap Equity Fund; and the Rainier Large Cap Equity Fund will distribute the Investor Class and Institutional Class and Shares, as applicable, of the Hennessy Cornerstone Large Growth Fund received by the Rainier Large Cap Equity Fund pursuant to the preamble to Section 1 pro rata to its Investors of record determined as of the close of business on the Closing Date in complete liquidation of the Rainier Large Cap Equity Fund. Holders of Original Class and Institutional Class shares of each of the Reorganizing Funds will receive Investor Class and Institutional Class Shares, respectively, of the applicable Surviving Fund. The distribution will be accomplished by an instruction, signed by an appropriate officer of Hennessy Funds Trust, to transfer the Surviving Funds’ Shares then credited to the applicable Reorganizing Fund’s account on the books of the Surviving Funds to open accounts on the books of the Surviving Funds established and maintained by the Surviving Funds’ transfer agent in the names of record of the applicable Reorganizing Fund’s Investors and representing the number of Shares of each Surviving Fund due to each Investor of the Reorganizing Funds. All issued and outstanding shares of both classes of the Reorganizing Funds will be cancelled simultaneously therewith on the Reorganizing Funds’ books, and any outstanding share certificates representing interests in the Reorganizing Funds will represent only the right to receive such number of the applicable Surviving Fund’s Shares after the Closing as determined in accordance with the preamble to Section 1.

1.4 Following the transfer of assets by the Reorganizing Funds to the Surviving Funds, the assumption of the Liabilities by the Surviving Funds, and the distribution by the Reorganizing Funds of the Surviving Funds’ Shares received by them pursuant to Section 1.3, the Reorganizing Funds shall terminate their qualification, classification and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Reorganizing Funds is and shall remain the responsibility of the Reorganizing Funds up to and including the date on which the Reorganizing Funds are terminated and deregistered, subject to any reporting or other obligations described in Section 4.8.

2.	VALUATION
2.1 The value of the Reorganizing Fund Assets shall be the value of those assets computed as of the time at which net asset value is calculated pursuant to the valuation procedures set forth in the Surviving Funds’ then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Valuation Date”). As of the close of business on the Valuation Date, the movement of records and materials of the Reorganizing Funds, and conversion thereof, to the fund accounting and administrative services agent of the Surviving Funds shall commence for completion prior to the Closing Date.

2.2 The net asset value of each share of the Surviving Funds’ Shares shall be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the Surviving Funds’ then-current Prospectus and Statement of Additional Information.

2.3 All computations of value contemplated by this Section 2 shall be made by the Surviving Funds’ administrator in accordance with its regular practice as pricing agent. The Surviving Funds shall cause their administrator to deliver a copy of their valuation report to the Reorganizing Funds at the Closing.

3.	CLOSING AND CLOSING DATE
3.1 The Closing for the Reorganization shall occur on [•], 2017, and/or on such other date as may be mutually agreed upon in writing by the parties hereto (each, a “Closing Date”).

All acts taking place at the Closing shall be deemed to take place simultaneously, immediately after the close of business on the Closing Date unless otherwise provided.

3.2 The Surviving Funds’ custodian shall deliver at the Closing evidence that: (a) the Reorganizing Fund Assets have been delivered in proper form to the Surviving Funds as of the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Reorganizing Funds in conjunction with the delivery of portfolio securities.

3.3 Notwithstanding anything herein to the contrary, if on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Surviving Funds, accurate appraisal of the value of the net assets of a Surviving Fund or a Reorganizing Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.	COVENANTS WITH RESPECT TO THE SURVIVING FUNDS AND THE REORGANIZING FUNDS
4.1 With respect to the Reorganizing Funds, the Rainier Trust has called or will call a meeting of shareholders of the Reorganizing Funds to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for each of the Reorganizing Funds’ liquidating distribution of Shares of the Surviving Funds contemplated hereby, and for each of the Reorganizing Funds to terminate its qualification, classification and registration if requisite approvals are obtained with respect to the Reorganizing Funds. The Rainier Trust on behalf of the Reorganizing Funds shall assist Hennessy Funds Trust on behalf of the Surviving Funds in preparing the notice of meeting, form of proxy and proxy statement/prospectus (collectively, “Proxy Materials”) to be used in connection with that meeting and the registration statement on Form N-14 to be prepared by Hennessy Funds Trust pursuant to Section 4.6.

4.2 The Rainier Trust on behalf of the Reorganizing Funds covenants that the Shares of the Surviving Funds to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3 The Rainier Trust on behalf of the Reorganizing Funds will assist the Surviving Funds in obtaining such information as the Surviving Funds reasonably request concerning the beneficial ownership of shares of the Reorganizing Funds.

4.4 Subject to the provisions hereof, Hennessy Funds Trust, on behalf of the Surviving Funds, and the Rainier Trust, on behalf of the Reorganizing Funds, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

4.5 The Reorganizing Funds shall furnish to the Surviving Funds on the Closing Date, a final statement of the total amount of each Reorganizing Fund’s assets and liabilities as of the Closing Date.

4.6 Hennessy Funds Trust, on behalf of the Surviving Funds, has prepared and filed, or will prepare and file, with the SEC a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), relating to the Shares of the Surviving Funds (the “Registration Statement”). The Reorganizing Funds have provided or will provide the Surviving Funds with necessary or advisable information and disclosure relating to the Reorganizing Funds for inclusion in the Proxy Materials, which are part of the Registration Statement, and with such other information and documents relating to the Reorganizing Funds as are requested by the Surviving Funds and as are reasonably necessary or advisable for the preparation of the Registration Statement.

4.7 After the Closing, Hennessy Funds Trust shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by the Surviving Funds, which returns shall include the activity of the Reorganizing Funds for the period January 1, 2017, through the close of business on the Valuation Date, and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

4.8 Following the transfer of Reorganizing Fund Assets by the Reorganizing Funds to the Surviving Funds and the assumption of the Liabilities in exchange for Shares of the Surviving Funds as contemplated herein, the Rainier Trust on behalf of the Reorganizing Funds will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Reorganizing Funds, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Reorganizing Funds in accordance with the laws of Delaware and other applicable requirements.

4.9 Hennessy Funds Trust and the Rainier Trust will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.

5.	REPRESENTATIONS AND WARRANTIES
5.1 Hennessy Funds Trust, on behalf of the Surviving Funds, represents and warrants to the Reorganizing Funds as of the date hereof and as of the Closing Date as follows:

(a) Hennessy Funds Trust was duly created pursuant to its Trust Instrument by its Board of Trustees for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is validly existing under the laws of Delaware, and the Trust Instrument directs the Board of Trustees to manage the affairs of Hennessy Funds Trust and grants them all powers necessary or desirable to carry out such responsibility, including administering the Surviving Funds’ business as currently conducted by the Surviving Funds and as described in the current Prospectus of the Surviving Funds. Each of the Surviving Funds is a series of Hennessy Funds Trust. Hennessy Funds Trust is registered as an investment company classified as an open-end management company, under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

(b) The Surviving Funds are each a legally designated, separate series of Hennessy Funds Trust duly organized and validly existing under the laws of Delaware, and for each full and partial taxable year from its inception through the Closing Date, the Surviving Funds each have qualified as a separate regulated investment company under the Code and each has taken all necessary and required actions to maintain such status;

(c) The Registration Statement with respect to Hennessy Funds Trust and the Surviving Funds conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d) The Surviving Funds are not in violation of, and the execution, delivery and performance of this Agreement by Hennessy Funds Trust for itself and on behalf of the Surviving Funds does not and will not (i) violate the Trust Instrument or Bylaws of Hennessy Funds Trust, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument or other undertaking, to which Hennessy Funds Trust is a party or by which its properties or assets are bound;

(e) Except as previously disclosed in writing to the Reorganizing Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of Hennessy Funds Trust, threatened against any one of the Surviving Funds or any of its properties or assets which, if adversely determined, would materially and adversely affect the financial condition or the conduct of business, the Hennessy Funds Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Surviving Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(f) The audited financial statements of the Surviving Funds as of and for the fiscal year ended October 31, 2016, as amended (copies of which have been furnished to the Reorganizing Funds), fairly present, in all material respects, the Surviving Funds’ financial condition as of such date and its results of operations for such periods in accordance with generally accepted accounting principles consistently applied, and as of each such respective date there were no liabilities of any of the Surviving Funds (contingent or otherwise) known to the Surviving Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(g) Since the date of the most recent audited financial statements, there has not been any material adverse change with respect to any of the Surviving Funds’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by a Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Reorganizing Funds, prior to the Closing Date (for the purposes of this subparagraph, neither a decline in a Surviving Fund’s net asset value per share nor a decrease in a Surviving Fund’s size due to redemptions shall be deemed to constitute a material adverse change);

(h) The Surviving Funds have timely filed all federal and other tax returns and reports that are required by law to have been filed by the Surviving Funds, all such tax returns and reports were complete and accurate, all taxes owed by the Surviving Funds have been timely paid, and to the best of the Surviving Funds’ knowledge, no such return is currently under audit and no assessment of a tax deficiency has been made with respect to any such return;

(i) All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Surviving Funds will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, Investor Class and Institutional Class shares of the Surviving Funds issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration and regulatory requirements, or exemptions therefrom, of the 1933 Act, the 1940 Act, and all applicable state securities laws, and the regulations thereunder, and none of the Surviving Funds have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(j) The execution, delivery and performance of this Agreement on behalf of the Surviving Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of Hennessy Funds Trust, the trustees of the Board of Trustees of Hennessy Funds Trust and the Surviving Funds, and this Agreement will constitute a valid and binding obligation of Hennessy Funds Trust and each of the Surviving Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles;

(k) On the effective date of the Registration Statement, at the time of the meeting of the Reorganizing Funds’ shareholders and on the Closing Date, any written information furnished by Hennessy Funds Trust with respect to the Surviving Funds for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

(l) To the knowledge of Hennessy Funds Trust, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by Hennessy Funds Trust, for itself and on behalf of any of the Surviving Funds, or the performance of this Agreement by

Hennessy Funds Trust for itself and on behalf of any of the Surviving Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

(m) The Surviving Funds currently comply, and have complied since their organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

5.2 The Rainier Trust, on behalf of each of the Reorganizing Funds, represents and warrants to the Surviving Funds as of the date hereof and as of the Closing Date as follows:

(a) The Rainier Trust was duly created pursuant to its Agreement and Declaration of Trust by its Board of Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of Delaware, and the Agreement and Declaration of Trust directs the Board of Trustees to manage the affairs of the Rainier Trust and each of the Reorganizing Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Reorganizing Funds’ business as currently conducted by the Reorganizing Funds and as described in the current Prospectus of the Reorganizing Funds. Each of the Reorganizing Funds is a series of the Rainier Trust. The Rainier Trust is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

(b) The Reorganizing Funds are each a legally designated, separate series of the Rainier Trust duly organized and validly existing under the laws of Delaware, and for each full and partial taxable year from its inception through the Closing Date, the Reorganizing Funds each have qualified as a separate regulated investment company under the Code and each has taken all necessary and required actions to maintain such status;

(c) All of the issued and outstanding shares of each of the Reorganizing Funds have been offered and sold in compliance in all material respects with applicable federal and state securities laws; all issued and outstanding shares of each class of each of the Reorganizing Funds are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and nonassessable, free and clear of all liens, pledges, security interests, charges or other encumbrances, and none of the Reorganizing Funds have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares, provided that no representation is given with respect to whether any shareholder of a Reorganizing Fund has granted a security interest in the shares owned by that shareholder or whose shares are otherwise subject to a lien or pledge;

(d) The Registration Statement with respect to the Rainier Trust and the Reorganizing Funds conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Reorganizing Funds are not in violation of, and the execution, delivery and performance of this Agreement by the Rainier Trust for itself and on behalf of the Reorganizing Funds does not and will not (i) violate the Agreement and Declaration of Trust or Bylaws of the Rainier Trust, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument or other undertaking to which the Rainier Trust is a party or by which its properties or assets are bound;

(f) Except as previously disclosed in writing to the Surviving Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of the Rainier Trust, threatened against any one of the Reorganizing Funds or any of its properties or assets which, if adversely determined, would materially and adversely affect the financial condition or the conduct of its business, the Rainier Trust knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Reorganizing Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(g) The audited financial statements of the Reorganizing Funds as of and for the fiscal year ended March 31, 2017 (copies of which have been furnished to the Surviving Funds), fairly present, in all material respects, the Reorganizing Funds’ financial condition as of such date and their results of operations for each such periods in accordance with generally accepted accounting principles consistently applied, and as of each such respective date there were no liabilities of any of the Reorganizing Funds (contingent or otherwise) known to the Reorganizing Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(h) Since the date of the most recent audited financial statements, there has not been any material adverse change with respect to any of the Reorganizing Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by a Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Surviving Funds, prior to the Closing Date (for the purposes of this subparagraph, a decline in a Reorganizing Fund’s net asset value per share, a decrease in a Reorganizing Fund’s size due to redemptions or a decline consistent with general equity market conditions shall not be deemed to constitute a material adverse change);

(i) The Reorganizing Funds have timely filed all federal and other tax returns and reports that are required by law to have been filed by the Reorganizing Funds, all such tax returns and reports were complete and accurate, all taxes owed by the Reorganizing Funds have been timely paid, and to the best of the Reorganizing Funds’ knowledge, no such return is currently under audit and no assessment of a tax deficiency has been made with respect to any such return;

(j) At the Closing Date, the Reorganizing Funds will have good and marketable title to Reorganizing Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Reorganizing Fund Assets hereunder, and upon delivery and payment for such Reorganizing Fund Assets as contemplated herein, the Surviving Funds will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

(k) The execution, delivery and performance of this Agreement on behalf of the Reorganizing Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of the Rainier Trust, the trustees of the Board of Trustees of the Rainier Trust and the Reorganizing Funds, and this Agreement will constitute a valid and binding obligation of the Rainier Trust and each of the Reorganizing Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(l) On the effective date of the Registration Statement, at the time of the meeting of the Reorganizing Funds’ shareholders and on the Closing Date, the Proxy Materials (exclusive of the portions of the Surviving Funds’ Prospectus contained or incorporated by reference therein): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by any of the Reorganizing Funds, on behalf of the Reorganizing Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(m) To the knowledge of the Rainier Trust, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Rainier Trust, for itself and on behalf of any of the Reorganizing Funds, or the performance of this Agreement by the Rainier Trust and on behalf of any of the Reorganizing Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

(n) The Reorganizing Funds currently comply, and have complied since their organization, in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUNDS
The obligations of the Rainier Trust to consummate the Reorganization with respect to the Reorganizing Funds shall be subject to the performance by Hennessy Funds Trust on behalf of the Surviving Funds of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the Surviving Funds:

6.1 All representations and warranties of Hennessy Funds Trust with respect to the Surviving Funds contained herein shall be true, correct and complete in all respects (in the case of any representation or warranty qualified by materiality or material adverse change) or in all material respects (in the case of any representation or warranty not qualified by materiality or material adverse change) at and as of the Closing Date as though such representations and warranties were made at and as of such time (except those representations and warranties that address matters only as of specific date, the accuracy of which shall be determined as of that specified date in all respects).

6.2 Hennessy Funds Trust on behalf of itself and the Surviving Funds shall have in all material respects performed and complied with all covenants, agreements and conditions required by this Agreement to be performed or complied with by it prior to or on the Closing Date.

6.3 Hennessy Funds Trust, on behalf of the Surviving Funds, shall have delivered to the Reorganizing Funds at the Closing a certificate executed on behalf of each of the Surviving Funds by Hennessy Funds Trust’s President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the Reorganizing Funds and dated as of the Closing Date, to the effect that the representations and warranties of Hennessy Funds Trust on behalf of the Surviving Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Reorganizing Funds shall reasonably request.

6.4 The Reorganizing Funds shall have received at the Closing an opinion of Foley & Lardner LLP, legal counsel to Hennessy Funds Trust (“Counsel”), in a form reasonably satisfactory to the Reorganizing Funds (which opinion may be subject to customary qualifications), substantially to the effect that:

(a) Hennessy Funds Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b) each of the Surviving Funds is a separate portfolio of Hennessy Funds Trust, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of Delaware;

(c) this Agreement has been duly authorized, executed and delivered by Hennessy Funds Trust on its behalf and on behalf of each of the Surviving Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of the Reorganizing Funds, is a valid and binding obligation of Hennessy Funds Trust, enforceable against Hennessy Funds Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(d) the Shares of each of the Surviving Funds to be issued to the Reorganizing Funds and then distributed to the Reorganizing Funds’ Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and nonassessable, and no shareholder of any of the Surviving Funds has any preemptive rights to subscription or purchase in respect thereof;

(e) to the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to any of the Surviving Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

(f) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to any one of the Surviving Funds or any of its properties or assets and neither Hennessy Funds Trust nor any of the Surviving Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUNDS
The obligations of Hennessy Funds Trust to consummate the Reorganization with respect to the Surviving Funds shall be subject to the performance by the Rainier Trust on behalf of the Reorganizing Funds of all the obligations to be performed by it hereunder, with respect to the Reorganizing Funds, on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Rainier Trust with respect to the Reorganizing Funds contained herein shall be true, correct and complete in all respects (in the case of any representation or warranty qualified by materiality or material adverse change) or in all material respects (in the case of any representation or warranty not qualified by materiality or material adverse change) at and as of the Closing Date as though such representations and warranties were made at and as of such time (except those representations and warranties that address matters only as of specific date, the accuracy of which shall be determined as of that specified date in all respects).

7.2 The Rainier Trust on behalf of itself and each of the Reorganizing Funds shall have in all material respects performed and complied with all covenants, agreements and conditions required by this Agreement to be performed or complied with by it prior to or on the Closing Date.

7.3 The Rainier Trust on behalf of the Reorganizing Funds, shall have delivered to the Surviving Funds at the Closing a certificate executed on behalf of each of the Reorganizing Funds, by the Rainier Trust’s President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the Surviving Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Rainier Trust on behalf of the Reorganizing Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Surviving Funds shall reasonably request.

7.4 The Surviving Funds shall have received at the Closing an opinion of Paul Hastings LLP and/or Delaware local counsel in a form reasonably satisfactory to the Surviving Funds (which opinion may be subject to customary qualifications), substantially to the effect that:

(a) the Rainier Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b) each of the Reorganizing Funds is a separate portfolio of the Rainier Trust, which is a statutory trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Agreement and Declaration of Trust directs the trustees of the Board of Trustees of the Rainier Trust to manage the affairs of each of the Reorganizing Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Reorganizing Funds’ business as described in the current Prospectus of the Reorganizing Funds;

(c) this Agreement has been duly authorized, executed and delivered by the Rainier Trust on behalf of each of the Reorganizing Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of the Surviving Funds, is a valid and binding obligation of the Rainier Trust, enforceable against the Rainier Trust in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(d) to the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to any of the Reorganizing Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

(e) to the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to any one of the Reorganizing Funds or any of its properties or assets and none of the Reorganizing Funds is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business; and

(f) the shares of each of the Reorganizing Funds then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and nonassessable, and no Investor of any of the Reorganizing Funds has any preemptive rights to subscription or purchase in respect thereof.

7.5 The transfer agent to the Reorganizing Funds shall have delivered to the Surviving Funds at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Surviving Funds and dated as of the Closing Date, to the effect that the shareholder records of each of the Reorganizing Funds are complete and accurate and as to such other matters as the Surviving Funds shall reasonably request.

7.6 The administrator, fund accountant and custodian to the Reorganizing Funds shall have delivered to the Surviving Funds at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Surviving Funds and dated as of the Closing Date, to the effect that the books and records of each of the Reorganizing Funds covered by its contracts with the Reorganizing Funds are complete and accurate and as to such other matters as the Surviving Funds shall reasonably request.

7.7 The Reorganizing Funds shall arrange to make the Reorganizing Funds’ auditors available to the Surviving Funds and their agents to answer their questions at a mutually agreeable time prior to the Closing.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUNDS AND THE REORGANIZING FUNDS
The obligations of Hennessy Funds Trust on behalf of the Surviving Funds and of the Rainier Trust on behalf of the Reorganizing Funds herein are each subject to the further conditions that on or before the Closing Date with respect to the Surviving Funds and the Reorganizing Funds:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Funds in accordance with the provisions of their Agreement and Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Funds.

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3 All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by Hennessy Funds Trust, on behalf of the Surviving Funds, or the Rainier Trust on behalf of the Reorganizing Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Funds or the Reorganizing Funds.

8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 Hennessy Funds Trust, on behalf of each of the Surviving Funds, and the Rainier Trust, on behalf of each of the Reorganizing Funds, shall each have considered the federal and income tax issues. The Surviving Funds and the Reorganizing Funds shall have each received an opinion of Counsel as to the federal income tax consequences mentioned below. In rendering such opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, and on officers’ certificates and certificates of public officials if Counsel so requests. The opinion shall be substantially to the effect that for federal income tax purposes:

(a) the transfer by each Reorganizing Fund of the Reorganizing Fund Assets in exchange for the Shares of the applicable Surviving Fund, and the assumption by such Surviving Fund of the Liabilities should be treated as a “reorganization” within the meaning of Section 368(a)(1)(C) of the Code and such Surviving Fund and each Reorganizing Fund should each be treated as a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss should be recognized by a Surviving Fund upon the receipt of the Reorganizing Fund Assets solely in exchange for the Shares of said Surviving Fund and the assumption by such Surviving Fund of the Liabilities;

(c) no gain or loss should be recognized by a Reorganizing Fund upon the transfer of its Reorganizing Fund Assets to the applicable Surviving Fund in exchange for said Surviving Fund’s Shares and the assumption by said Surviving Fund of the Liabilities or upon the distribution of such Surviving Fund’s Shares to the Reorganizing Fund’s Investors in complete liquidation of the Reorganizing Fund;

(d) no gain or loss should be recognized by a Reorganizing Fund’s Investors upon the receipt of the applicable Surviving Fund’s Shares distributed in complete liquidation of the Reorganizing Fund;

(e) the aggregate tax basis of the Surviving Fund’s Shares received by an applicable Reorganizing Fund’s Investor pursuant to the Reorganization should be the same as the aggregate tax basis of the Reorganizing Fund’s Shares held by such Investor immediately prior to the Reorganization, and the holding period of the Surviving Fund’s Shares to be received by such Reorganizing Fund’s Investor should include the period during which the Reorganizing Fund’s Shares exchanged therefor were held by such Investor (provided the Reorganizing Fund’s Shares were held by such Investor as capital assets on the date of the Reorganization);

(f) the tax basis of the Reorganizing Funds’ assets acquired by the Surviving Funds should be the same as the tax basis of such assets of the Reorganizing Funds immediately prior to the Reorganization, and the holding period of the assets of the Reorganizing Funds, in the hands of the Surviving Funds should include the period during which those assets were held by the Reorganizing Funds; and

(g) the Surviving Funds should succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury, the items of the Reorganizing Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

8.6 On or before the Closing Date, each Reorganizing Fund shall declare and pay a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Date, which, together with all previous such dividends, shall have the effect of distributing to such Reorganizing Fund’s Investors all of the Reorganizing Fund’s previously undistributed (i) “investment company taxable income” within the meaning of Section 852(b)(2) of the Code (computed without regard to Section 852(b)(2)(D) of the Code), (ii) the excess, if any, of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) all of the Reorganizing Fund’s net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

9.	EXPENSES
Each of the Reorganizing Funds and the Surviving Funds, or their investment advisers, shall be responsible for paying its own professional fees, including legal and accounting fees, and other costs and expenses incurred by it in connection with entering into and carrying out the provisions of this Agreement, provided that Rainier and Hennessy Advisors shall bear equally the costs associated with (i) soliciting and obtaining the proxy vote of the shareholders of the Reorganizing Funds, including the proxy advisory firm fees, and (ii) data conversion and transition services of U.S. Bancorp Fund Services, LLC. Hennessy Advisors will pay all costs associated with the preparation and filing and obtaining effectiveness of the Registration Statement and Proxy Materials other than legal and accounting fees incurred by the Reorganizing Funds in connection with their review of the Registration Statement and Proxy Materials.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2 Except as otherwise specified below, the representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated herein for a two year period, except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms.

11.	TERMINATION
11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by:

(a) the Rainier Trust if the conditions set forth in Section 6 or Section 8 are not satisfied as specified in such Sections;

(b) Hennessy Funds Trust if the conditions set forth in Section 7 or Section 8 are not satisfied as specified in such Sections; or

(c) the mutual consent of both parties to this Agreement.

11.2 If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any party; provided however that if the termination shall result from the material breach by a party of a covenant or agreement of such party contained in this Agreement, then such party responsible for the material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.

12.	AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Rainier Trust on behalf of the Reorganizing Funds, and officers of Hennessy Funds Trust, on behalf of the Surviving Funds; provided, however, that following the meeting of the shareholders of the Reorganizing Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the Surviving Funds to be delivered to the Reorganizing Funds’ Investors under this Agreement to the detriment of such Reorganizing Funds’ Investors, or otherwise materially and adversely affecting the Reorganizing Funds, without the Reorganizing Funds obtaining the Reorganizing Funds’ Investors’ further approval except that nothing in this Section 12 shall be construed to prohibit the Surviving Funds and the Reorganizing Funds from amending this Agreement to change the Closing Date or Valuation Date by mutual agreement.

13.	INDEMNIFICATION
13.1 Hennessy Funds Trust and the Surviving Funds shall indemnify, defend and hold harmless the Rainier Trust and the Reorganizing Funds, their respective officers, trustees, employees and agents against any and all claims, actions, damages, obligations, losses, liabilities, costs and expenses, including reasonable attorneys’ fees, costs of collection and other costs of defense, actually incurred by the Rainier Trust and arising from or in connection with (a) any breach of any representation or warranty of Hennessy Funds Trust on behalf of itself and the Surviving Funds contained in or made pursuant to this Agreement or (b) any breach of any covenant of Hennessy Funds Trust on behalf of itself and the Surviving Funds contained in or made pursuant to this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than twenty-four months after the Closing Date, except that the representations and warranties contained in Sections 5.1(a), 5.1(d), 5.2(a), 5.2(e) and 5.2(j) (collectively, the “Fundamental Representations”) shall survive indefinitely.

13.2 The Rainier Trust and each of the Reorganizing Funds shall indemnify, defend and hold harmless Hennessy Funds Trust and the Surviving Funds, their respective officers, trustees, employees and agents against any and all claims, actions, damages, obligations, losses, liabilities, costs and expenses, including reasonable attorneys’ fees, costs of collection and other costs of defense, actually incurred by Hennessy Funds Trust and arising from or in connection with (a) any breach of any representation or warranty of the Rainier Trust on behalf of itself and each of the Reorganizing Funds contained in or made pursuant to this Agreement or (b) any breach of any covenant of the Rainier Trust on behalf of itself and each of the Reorganizing Funds contained in or made pursuant to this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties no later than twenty-four months after the Closing Date, except that the Fundamental Representations shall survive indefinitely.

14.	NOTICES
Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For Hennessy Funds Trust, on behalf of itself and the Surviving Funds:

Hennessy Funds Trust 7250 Redwood Blvd Suite 200 Novato, California 94945 Attention: Neil J. Hennessy

With a copy to: Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202 Attention: Peter D. Fetzer

For the Rainier Trust on behalf of itself and the Reorganizing Funds:

Rainier Investment Management Mutual Funds
c/o Manning & Napier Advisors, LLC
290 Woodcliff Dr.
Fairport, New York 14450
Attention: Chief Legal Officer

With copies to:

Richard B. Yates
Manning & Napier Advisors, LLC
290 Woodcliff Dr.
Fairport, New York 14450

and

David A. Hearth
Paul Hastings LLP
101 California Street, 48th Floor
San Francisco, California 94111

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
15.1 The section and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Sections, paragraphs, subparagraphs or Exhibits shall be construed as referring to Sections, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Section, paragraph, subparagraph or sentence.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed in accordance with the laws of Delaware without regard to conflict of law provisions.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 It is expressly agreed that the obligations of the Reorganizing Funds hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Rainier Trust personally, but shall bind only the Rainier Trust property of the Reorganizing Funds, as provided in the Rainier Trust’s Certificate of Trust, as amended. The execution and delivery of this Agreement has been authorized by the trustees of the Rainier Trust on behalf of the Reorganizing Funds and signed by authorized officers of the Rainier Trust, acting as such. Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Rainier Trust property of the Reorganizing Funds as provided in the Rainier Trust’s Certificate of Trust, as amended.

* * *

[Signatures follow on the next page.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

Hennessy Funds Trust, for itself and on behalf of the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund Neil J. Hennessy, President
Rainier Investment Management
Mutual Funds, for itself and on behalf of
the Rainier Mid Cap Equity Fund, Rainier
Small/Mid Cap Equity Fund and Rainier
Large Cap Equity Fund

Michele T. Mosca,
Chief Executive Officer and President

Hennessy Advisors, Inc., solely for purposes of Section 9 Neil J. Hennessy, President	Rainier Investment Management, LLC, solely for purposes of Section 9 Richard B. Yates Corporate Secretary

Signature Page

EXHIBIT B

FINANCIAL HIGHLIGHTS – INVESTOR CLASS SHARES

The following tables are intended to help you understand the financial performance of Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund (each a “Hennessy Fund” and, together, the “Hennessy Funds”) for the past five years. Certain information reflects financial results for a single Hennessy Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Hennessy Funds (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm. KPMG LLP’s report and the Hennessy Funds’ financial statements are included in the Annual Reports of the Hennessy Funds for the fiscal year ended October 31, 2016, as amended, which are available upon request. The Hennessy Funds’ unaudited financial statements for the six months ended April 30, 2017, are included in the Hennessy Funds’ Semi-Annual reports, which are available upon request.

The Hennessy Cornerstone Mid Cap 30 Fund is a successor to a series of Hennessy Mutual Funds, Inc., a Maryland corporation, with the same fund name pursuant to a reorganization that took place after the close of business on February 28, 2014. Prior to that date, the successor Hennessy Cornerstone Mid Cap 30 Fund had no investment operations. As a result of the reorganization, holders of Investor Class shares of the predecessor Hennessy Cornerstone Mid Cap 30 Fund received Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund (the Investor Class shares of the Hennessy Cornerstone Mid Cap 30 Fund is the successor to the accounting and performance information of the predecessor Hennessy Cornerstone Mid Cap 30 Fund).

While the Hennessy Cornerstone Mid Cap 30 Fund is rebalanced annually, the rebalancing does not always occur in the same month and thus there may be times when there are either multiple rebalances or potentially no rebalances during a single fiscal year, and a rebalancing occurred in fiscal year 2016 but not in fiscal year 2015. Therefore, the portfolio turnover for the Hennessy Cornerstone Mid Cap 30 Fund increased from 5% in fiscal year 2015 to 108% in fiscal year 2016 due to the timing of the rebalance of the Hennessy Cornerstone Mid Cap 30 Fund.

B-1

HENNESSY CORNERSTONE MID CAP 30 FUND – INVESTOR CLASS

	Year Ended October 31,
	2016	2015	2014	2013	2012
PER SHARE DATA:
Net asset value, beginning of year	$20.12	$19.00	$17.32	$14.06	$12.15

Income from investment operations:
Net investment income (loss)	(0.07)	0.10	(0.05)	0.09	0.08
Net realized and unrealized gains (losses) on investments	(1.51)	2.16	3.04	3.35	1.83
Total from investment operations	(1.58)	2.26	2.99	3.44	1.91

Less distributions:
Dividends from net investment income	(0.03)	-	(0.05)	(0.18)	-
Dividends from net realized gains	(0.14)	(1.14)	(1.26)	-	-
Total distributions	(0.17)	(1.14)	(1.31)	(0.18)	-
Net asset value, end of year	$18.37	$20.12	$19.00	$17.32	$14.06

TOTAL RETURN	(7.89)%	12.35%	18.25%	24.78%	15.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$485.15	$765.90	$258.17	$159.45	$145.85
Ratio of expenses to average net assets	1.35%	1.17%	1.25%	1.31%	1.37%
Ratio of net investment income (loss) to average net assets	(0.24)%	0.27%	(0.47)%	0.51%	0.59%
Portfolio turnover rate(1)	108%	5%	132%	212%	25%

(1) Portfolio turnover is calculated on the basis of the fund as a whole.

B-2

HENNESSY CORNERSTONE LARGE GROWTH FUND – INVESTOR CLASS

	Year Ended October 31,
	2016	2015	2014	2013	2012
PER SHARE DATA:
Net asset value, beginning of year	$12.99	$15.16	$13.56	$10.77	$12.37

Income from investment operations:
Net investment income	0.09	0.17	0.15	0.14	0.13
Net realized and unrealized gains on investments	0.08	0.04	2.28	2.77	0.80
Total from investment operations	0.17	0.21	2.43	2.91	0.93

Less distributions:
Dividends from net investment income	(0.16)	(0.14)	(0.15)	(0.10)	(0.07)
Dividends from net realized gains	(2.73)	(2.24)	(0.68)	(0.02)	(2.46)
Total distributions	(2.89)	(2.38)	(0.83)	(0.12)	(2.53)
Net asset value, end of year	$10.27	$12.99	$15.16	$13.56	$10.77

TOTAL RETURN	2.63%	1.11%	18.73%	27.32%	9.14%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$87.73	$98.64	$105.51	$88.77	$75.83
Ratio of expenses to average net assets	1.25%	1.09%	1.15%	1.19%	1.27%
Ratio of net investment income to average net assets	1.22%	1.37%	1.12%	1.10%	1.35%
Portfolio turnover rate(1)	53%	79%	57%	73%	0%

(1) Portfolio turnover is calculated on the basis of the fund as a whole.

B-3

FINANCIAL HIGHLIGHTS – INSTITUTIONAL CLASS SHARES

The following tables are intended to help you understand the financial performance of Institutional Class shares of the Hennessy Funds for the past five years. Certain information reflects financial results for a single Hennessy Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Hennessy Funds (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm. KPMG LLP’s report and the Hennessy Funds’ financial statements are included in the Annual Reports of the Hennessy Funds for the fiscal year ended October 31, 2016, as amended, which are available upon request. The Hennessy Funds’ unaudited financial statements for the six months ended April 30, 2017, are included in the Hennessy Funds’ Semi-Annual reports, which are available upon request.

The Hennessy Cornerstone Mid Cap 30 Fund is a successor to a series of Hennessy Mutual Funds, Inc., a Maryland corporation, with the same fund name pursuant to a reorganization that took place after the close of business on February 28, 2014. Prior to that date, the successor Hennessy Cornerstone Mid Cap 30 Fund had no investment operations. As a result of the reorganization, holders of Institutional Class shares of the predecessor Hennessy Cornerstone Mid Cap 30 Fund received Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund (the Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund is the successor to the accounting and performance information of the predecessor Hennessy Cornerstone Mid Cap 30 Fund).

While the Hennessy Cornerstone Mid Cap 30 Fund is rebalanced annually, the rebalancing does not always occur in the same month and thus there may be times when there are either multiple rebalances or potentially no rebalances during a single fiscal year, and a rebalancing occurred in fiscal year 2016 but not in fiscal year 2015. Therefore, the portfolio turnover for the Hennessy Cornerstone Mid Cap 30 Fund increased from 5% in fiscal year 2015 to 108% in fiscal year 2016 due to the timing of the rebalance of the Hennessy Cornerstone Mid Cap 30 Fund.

B-4

HENNESSY CORNERSTONE MID CAP 30 FUND – INSTITUTIONAL CLASS

	Year Ended October 31,
	2016	2015	2014	2013	2012
PER SHARE DATA:
Net asset value, beginning of year	$20.55	$19.36	$17.62	$14.31	$12.32

Income from investment operations:
Net investment income (loss)	0.00 (1)	(0.03)	(0.08)	0.14	0.09
Net realized and unrealized gains (losses) on investments	(1.54)	2.38	3.17	3.41	1.90
Total from investment operations	(1.54)	2.35	3.09	3.55	1.99

Less distributions:
Dividends from net investment income	(0.06)	-	(0.09)	(0.24)	-
Dividends from net realized gains	(0.15)	(1.16)	(1.26)	-	-
Total distributions	(0.21)	(1.16)	(1.35)	(0.24)	-
Net asset value, end of year	$18.80	$20.55	$19.36	$17.62	$14.31

TOTAL RETURN	(7.53)%	12.62%	18.57%	25.15%	16.15%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$754.97	$306.04	$75.53	$51.19	$41.62
Ratio of expenses to average net assets:
Before reimbursement	0.97%	0.96%	1.07%	1.11%	1.16%
After reimbursement	0.97%	0.97%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets:
Before reimbursement	0.07%	0.41%	(0.29)%	0.71%	0.90%
After reimbursement	0.07%	0.41%	(0.20)%	0.84%	1.08%
Portfolio turnover rate(1)	108%	5%	132%	212%	25%

(1) Portfolio turnover is calculated on the basis of the fund as a whole.

B-5

HENNESSY CORNERSTONE LARGE GROWTH FUND – INSTITUTIONAL CLASS

	Year Ended October 31,
	2016	2015	2014	2013	2012
PER SHARE DATA:
Net asset value, beginning of year	$13.10	$15.30	$13.68	$10.85	$12.44

Income from investment operations:
Net investment income	0.13	0.20	0.17	0.09	0.07
Net realized and unrealized gains on investments	0.07	0.02	2.30	2.88	0.89
Total from investment operations	0.20	0.22	2.47	2.97	0.96

Less distributions:
Dividends from net investment income	(0.17)	(0.16)	(0.17)	(0.12)	(0.09)
Dividends from net realized gains	(2.76)	(2.26)	(0.68)	(0.02)	(2.46)
Total distributions	(2.93)	(2.42)	(0.85)	(0.14)	(2.55)
Net asset value, end of year	$10.37	$13.10	$15.30	$13.68	$10.85

TOTAL RETURN	2.92%	1.19%	18.96%	27.63%	9.43%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$12.24	$13.82	$14.88	$16.19	$33.94
Ratio of expenses to average net assets:
Before expense reimbursement	1.01%	0.99%	1.06%	1.10%	1.41%
After expense reimbursement	1.01%	0.99%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursement	1.47%	1.47%	1.21%	1.38%	6.44%
After expense reimbursement	1.47%	1.47%	1.30%	1.50%	6.87%
Portfolio turnover rate(1)	53%	79%	57%	73%	0%

(1) Portfolio turnover is calculated on the basis of the fund as a whole.

B-6

_________________________________________

STATEMENT OF ADDITIONAL INFORMATION

July 14, 2017

For the Reorganization of the Rainier Mid Cap Equity Fund and the
Rainier Small/Mid Cap Equity Fund,
 Series of Rainier Investment Management Mutual Funds

Into

the Hennessy Cornerstone Mid Cap 30 Fund,
 a Series of Hennessy Funds Trust

For the Reorganization of the Rainier Large Cap Equity Fund,
 a Series of Rainier Investment Management Mutual Funds

Into

the Hennessy Cornerstone Large Growth Fund,
 a Series of Hennessy Funds Trust

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated July 14, 2017, relating to the Special Meeting of Shareholders of the Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund and the Rainier Large Cap Equity Fund (each a “Rainier U.S. Fund” and, together, the “Rainier U.S. Funds”) to be held on September 14, 2017, at 10:00 a.m. local time, at 601 Union Street, Suite 3525, Seattle, Washington 98101. The purpose of the Special Meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (the “Plan”) under which the Rainier Mid Cap Equity Fund and Rainier Small/Mid Cap Equity Fund will be reorganized into the Hennessy Cornerstone Mid Cap 30 Fund and the Rainier Large Cap Equity Fund will be reorganized into the Hennessy Cornerstone Large Growth Fund (the “Reorganization”). The Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Large Growth Fund are collectively referred to herein as the “Hennessy Funds.” Pursuant to the Plan:

•
all of the assets of the Rainier Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Mid Cap Equity Fund to its Original

Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Mid Cap Equity Fund’s liabilities (other than the excluded liabilities);
•
all of the assets of the Rainier Small/Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Small/Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Small/Mid Cap Equity Fund’s liabilities (other than the excluded liabilities); and

•
all of the assets of the Rainier Large Cap Equity Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the Rainier Large Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Large Growth Fund will assume the Rainier Large Cap Equity Fund’s liabilities (other than the excluded liabilities).

Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission (“SEC”), may be obtained, without charge, by writing to Rainier Investment Management Mutual Funds (the “Rainier Trust”) at 601 Union Street, Suite 3525, Seattle, Washington 98101, by calling (800) 248-6314, or over the Internet at www.rainierfunds.com.

TABLE OF CONTENTS

Page

ADDITIONAL INFORMATION ABOUT THE FUNDS	B-1

PRO FORMA FINANCIAL INFORMATION	B-2

ADDITIONAL INFORMATION ABOUT THE FUNDS

The following documents have been filed with the SEC and are incorporated by reference into this Statement of Additional Information, which means that they are legally considered to be a part of this Statement of Additional Information:

•	Statement of Additional Information of the Rainier Trust, dated July 29, 2016, as supplemented to date.
•	Annual Report to Shareholders for the Rainier U.S. Funds, for the fiscal year ended March 31, 2017, containing audited financial statements.
•	Statement of Additional Information of Hennessy Funds Trust, dated February 28, 2017.
•	Annual Reports to Shareholders for the Hennessy Funds, for the fiscal year ended October 31, 2016, as amended to date, containing audited financial statements.
•	Semi-Annual Reports to Shareholders for the Hennessy Funds, for the six months ended April 30, 2017.

PRO FORMA FINANCIAL INFORMATION

Introductory Note to Unaudited Pro Forma Financial Statements

The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Rainier U.S. Funds to the Hennessy Funds pursuant to the Reorganization, accounted for as if the Reorganization had occurred as of and for the fiscal period ended April 30, 2017. Under generally accepted accounting principles, the Hennessy Funds will be the surviving entities for accounting purposes with their historical cost of investment securities and results of operations being carried forward.

The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Rainier U.S. Funds and the Hennessy Funds incorporated by reference into this Statement of Additional Information.

The pro forma financial information has been adjusted to reflect the advisory fee arrangement for the surviving entities. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entities. Other costs that may change as a result of the proposed Reorganization are currently undeterminable.

PRO FORMA COMBINED
SCHEDULES OF INVESTMENTS - April 30, 2017 (Unaudited)

Hennessy Cornerstone Mid Cap 30 Fund
Rainier Mid Cap Equity Fund
Rainier Small/Mid Cap Equity Fund
Hennessy Cornerstone Mid Cap 30 Fund Pro Forma Combined

HENNESSY CORNERSTONE
HENNESSY		RAINIER		RAINIER				MID CAP 30 FUND
CORNERSTONE		MID CAP		SMALL/MID CAP		PRO FORMA		PRO FORMA
MID CAP 30 FUND		EQUITY FUND		EQUITY FUND		ADJUSTMENTS		COMBINED
Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value

COMMON STOCKS - 97.43%
Consumer Discretionary - 17.37%
Aramark	827,500	$30,220,300	–	$–	–	$–	–	$–	827,500	$30,220,300
Brinker International, Inc.	625,700	27,649,683	–	–	–	–	–	–	625,700	27,649,683
Brunswick Corp.	–	–	24,000	1,362,000	66,020	3,746,635	–	–	90,020	5,108,635
Burlington Stores, Inc. (a)	–	–	13,800	1,365,096	37,040	3,663,997	–	–	50,840	5,029,093
Dollar Tree, Inc. (a)	–	–	10,240	847,565	27,500	2,276,175	–	–	37,740	3,123,740
Expedia, Inc.	–	–	10,660	1,425,455	–	–	–	–	10,660	1,425,455
Foot Locker, Inc.	461,400	35,684,676	–	–	–	–	–	–	461,400	35,684,676
PVH Corp.	288,000	29,096,640	–	–	–	–	–	–	288,000	29,096,640
Live Nation Entertainment, Inc. (a)	–	–	38,360	1,233,658	70,490	2,266,958	–	–	108,850	3,500,616
Mohawk Industries, Inc. (a)	–	–	8,970	2,106,066	21,860	5,132,509	–	–	30,830	7,238,575
Newell Brands, Inc.	–	–	39,450	1,883,343	–	–	–	–	39,450	1,883,343
Norwegian Cruise Line Holdings Ltd. (a)(b)	–	–	32,960	1,777,533	87,920	4,741,526	–	–	120,880	6,519,059
Ollie's Bargain Outlet Holdings, Inc.(a)	–	–	–	–	77,360	2,962,888	–	–	77,360	2,962,888
The Cheesecake Factory, Inc.	579,200	37,161,472	–	–	–	–	–	–	579,200	37,161,472
Thor Industries, Inc.	388,500	37,365,930	11,040	1,061,827	28,960	2,785,373	–	–	428,500	41,213,130
Tractor Supply Co.	–	–	14,090	872,312	38,770	2,400,251	–	–	52,860	3,272,563
Ulta Beauty, Inc. (a)	–	–	3,210	903,422	8,690	2,445,713	–	–	11,900	3,349,135
Urban Outfitters, Inc. (a)	921,000	21,072,480	–	–	–	–	–	–	921,000	21,072,480
		218,251,181		14,838,277		32,422,025		–		265,511,483

Consumer Staples - 0.87%
Casey's General Stores, Inc.	–	–	3,270	366,469	8,630	967,164	–	–	11,900	1,333,633
Constellation Brands, Inc., Class A	–	–	6,480	1,118,059	–	–	–	–	6,480	1,118,059
Pinnacle Foods, Inc.	–	–	38,820	2,257,383	100,750	5,858,613	–	–	139,570	8,115,996
Snyder's-Lance, Inc.	–	–	–	–	47,090	1,660,393	–	–	47,090	1,660,393
Spectrum Brands Holdings, Inc.	–	–	7,910	1,136,904	–	–	–	–	7,910	1,136,904
		–		4,878,815		8,486,170		–		13,364,985
Energy - 1.21%
Carrizo Oil & Gas, Inc. (a)	–	–	–	–	86,980	2,187,547	–	–	86,980	2,187,547
Concho Resources, Inc. (a)	–	–	8,690	1,100,675	–	–	–	–	8,690	1,100,675
Continental Resources, Inc. (a)	–	–	19,440	824,450	–	–	–	–	19,440	824,450
Devon Energy Corp.	–	–	39,300	1,551,957	–	–	–	–	39,300	1,551,957
Diamondback Energy, Inc. (a)	–	–	11,020	1,100,237	33,060	3,300,710	–	–	44,080	4,400,947
Matador Resources Co. (a)	–	–	–	–	139,450	3,023,276	–	–	139,450	3,023,276
Newfield Exploration Co. (a)	–	–	39,250	1,358,835	118,940	4,117,703	–	–	158,190	5,476,538
		–		5,936,154		12,629,236		–		18,565,390
Financials - 6.77%
Bank of the Ozarks, Inc.	–	–	35,880	1,703,224	82,190	3,901,559	–	–	118,070	5,604,783
E*Trade Financial Corp. (a)	–	–	38,940	1,345,377	100,050	3,456,728	–	–	138,990	4,802,105
East West Bancorp, Inc.	–	–	28,220	1,531,499	86,820	4,711,721	–	–	115,040	6,243,220
Evercore Partners, Inc., Class A	–	–	–	–	78,520	5,790,850	–	–	78,520	5,790,850

HENNESSY CORNERSTONE
HENNESSY		RAINIER		RAINIER				MID CAP 30 FUND
CORNERSTONE		MID CAP		SMALL/MID CAP		PRO FORMA		PRO FORMA
MID CAP 30 FUND		EQUITY FUND		EQUITY FUND		ADJUSTMENTS		COMBINED
Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value

First Republic Bank	–	–	19,460	1,799,272	52,120	4,819,015	–	–	71,580	6,618,287
Intercontinental Exchange, Inc.	–	–	27,440	1,651,888	–	–	–	–	27,440	1,651,888
KeyCorp	–	–	105,050	1,916,112	–	–	–	–	105,050	1,916,112
Pinnacle Financial Partners, Inc.	–	–	–	–	56,860	3,639,040	–	–	56,860	3,639,040
Progressive Corp.	–	–	47,410	1,883,125	133,070	5,285,540	–	–	180,480	7,168,665
Raymond James Financial, Inc.	–	–	17,310	1,289,941	53,620	3,995,763	–	–	70,930	5,285,704
Signature Bank (a)	–	–	7,780	1,077,141	21,800	3,018,210	–	–	29,580	4,095,351
Synovus Financial Corp.	–	–	–	–	47,360	1,979,648	–	–	47,360	1,979,648
Unum Group	870,300	40,320,999	–	–	–	–	–	–	870,300	40,320,999
Western Alliance Bancorp (a)	–	–	52,460	2,512,834	123,280	5,905,112	–	–	175,740	8,417,946
		40,320,999		16,710,413		46,503,186		–		103,534,598
Health Care - 6.64%
Amedisys, Inc. (a)	–	–	–	–	43,680	2,367,456	–	–	43,680	2,367,456
AMN Healthcare Services, Inc. (a)	–	–	–	–	24,800	1,013,080	–	–	24,800	1,013,080
DENTSPLY SIRONA, Inc.	–	–	29,720	1,879,493	–	–	–	–	29,720	1,879,493
Hologic, Inc. (a)	–	–	33,030	1,491,305	97,630	4,407,994	–	–	130,660	5,899,299
Insulet Corp. (a)	–	–	38,650	1,677,797	100,320	4,354,891	–	–	138,970	6,032,688
Ionis Pharmaceuticals, Inc. (a)	–	–	–	–	82,960	3,997,842	–	–	82,960	3,997,842
Natus Medical, Inc. (a)	–	–	–	–	80,610	2,821,350	–	–	80,610	2,821,350
NuVasive, Inc. (a)	–	–	32,460	2,353,675	77,270	5,602,848	–	–	109,730	7,956,523
Paratek Pharmaceuticals, Inc.*	–	–	–	–	77,970	1,672,457	–	–	77,970	1,672,457
Perrigo Co. PLC (b)	–	–	24,680	1,824,839	44,570	3,295,506	–	–	69,250	5,120,345
PRA Health Sciences, Inc. (a)	–	–	13,150	841,074	35,210	2,252,032	–	–	48,360	3,093,106
Teleflex, Inc.	–	–	10,480	2,168,207	33,890	7,011,502	–	–	44,370	9,179,709
Universal Health Services, Inc., Class B	–	–	7,930	957,627	25,270	3,051,605	–	–	33,200	4,009,232
Wright Medical Group NV (a)(b)	–	–	43,310	1,316,191	114,200	3,470,538	–	–	157,510	4,786,729
WellCare Health Plans, Inc. (a)	271,400	41,635,474	–	–	–	–	–	–	271,400	41,635,474
		41,635,474		14,510,208		45,319,101		–		101,464,783
Industrials - 20.89%
A.O. Smith Corp.	–	–	55,500	2,990,340	130,250	7,017,870	–	–	185,750	10,008,210
Acuity Brands, Inc.	–	–	4,010	706,161	10,800	1,901,880	–	–	14,810	2,608,041
AMETEK, Inc.	–	–	28,170	1,611,324	–	–	–	–	28,170	1,611,324
Apogee Enterprises, Inc.	–	–	–	–	56,260	3,066,170	–	–	56,260	3,066,170
Astec Industries, Inc.	–	–	–	–	36,940	2,340,149	–	–	36,940	2,340,149
Cintas Corp.	–	–	3,020	369,859	–	–	–	–	3,020	369,859
Comfort Systems USA, Inc.	–	–	–	–	108,120	3,968,004	–	–	108,120	3,968,004
Crane Co.	453,000	36,199,230	–	–	–	–	–	–	453,000	36,199,230
EMCOR Group, Inc.	509,600	33,501,104	–	–	–	–	–	–	509,600	33,501,104
Fortive Corp.	–	–	30,240	1,912,982	–	–	–	–	30,240	1,912,982
Granite Construction, Inc.	–	–	–	–	51,750	2,727,743	–	–	51,750	2,727,743
JetBlue Airways Corp. (a)	–	–	49,510	1,080,803	135,630	2,960,803	–	–	185,140	4,041,606
Kennametal, Inc.	1,088,300	45,251,514	–	–	–	–	–	–	1,088,300	45,251,514
Lennox International, Inc.	–	–	9,470	1,566,243	24,100	3,985,899	–	–	33,570	5,552,142
Masonite International Corp. (a)(b)	–	–	–	–	29,950	2,491,840	–	–	29,950	2,491,840
Mercury Systems, Inc. (a)	–	–	–	–	141,190	5,277,682	–	–	141,190	5,277,682
Navistar International Corp. (a)	1,381,568	37,177,995	–	–	–	–	–	–	1,381,568	37,177,995
On Assignment, Inc. (a)	–	–	–	–	82,070	4,248,764	–	–	82,070	4,248,764
Oshkosh Corp.	–	–	33,640	2,334,280	88,260	6,124,361	–	–	121,900	8,458,641
Quanta Services, Inc. (a)	–	–	43,270	1,533,489	116,480	4,128,051	–	–	159,750	5,661,540
Snap-On, Inc.	–	–	4,910	822,572	11,790	1,975,179	–	–	16,700	2,797,751
Tetra Tech, Inc.	–	–	39,360	1,729,872	115,520	5,077,104	–	–	154,880	6,806,976
The Brink's Co.	778,965	47,828,451	–	–	–	–	–	–	778,965	47,828,451
The Middleby Corp. (a)	–	–	18,610	2,533,379	43,140	5,872,648	–	–	61,750	8,406,027
UniFirst Corp.	251,531	35,013,115	–	–	–	–	–	–	251,531	35,013,115
Waste Connections, Inc. (b)	–	–	21,620	1,989,472	–	–	–	–	21,620	1,989,472
		234,971,409		21,180,776		63,164,147		–		319,316,332

HENNESSY CORNERSTONE
HENNESSY		RAINIER		RAINIER				MID CAP 30 FUND
CORNERSTONE		MID CAP		SMALL/MID CAP		PRO FORMA		PRO FORMA
MID CAP 30 FUND		EQUITY FUND		EQUITY FUND		ADJUSTMENTS		COMBINED
Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value

Information Technology - 25.32%
CACI International, Inc., Class A (a)	314,869	37,154,542	–	–	–	–	–	–	314,869	37,154,542
Cadence Design Systems, Inc. (a)	–	–	26,110	850,403	68,600	2,234,302	–	–	94,710	3,084,705
CDW Corp.	686,000	40,535,740	–	–	–	–	–	–	686,000	40,535,740
CoStar Group, Inc. (a)	–	–	11,660	2,808,777	18,000	4,336,020	–	–	29,660	7,144,797
Coupa Software, Inc. (a)	–	–	–	–	134,620	3,735,705	–	–	134,620	3,735,705
Euronet Worldwide, Inc. (a)	–	–	20,720	1,711,886	43,310	3,578,272	–	–	64,030	5,290,158
FleetCor Technologies, Inc. (a)	–	–	7,880	1,112,183	17,660	2,492,532	–	–	25,540	3,604,715
Fortinet, Inc. (a)	–	–	48,740	1,900,860	80,970	3,157,830	–	–	129,710	5,058,690
Gartner, Inc. (a)	–	–	7,540	860,239	18,650	2,127,779	–	–	26,190	2,988,018
Lam Research Corp.	–	–	10,070	1,458,640	28,700	4,157,195	–	–	38,770	5,615,835
Lumentum Holdings, Inc. (a)	–	–	–	–	71,920	3,074,580	–	–	71,920	3,074,580
Marvell Technology Group Ltd. (b)	–	–	132,740	1,993,755	150,940	2,267,119	–	–	283,680	4,260,874
MAXIMUS, Inc.	–	–	18,630	1,136,244	–	–	–	–	18,630	1,136,244
Microsemi Corp. (a)	–	–	17,380	815,817	31,050	1,457,487	–	–	48,430	2,273,304
NCR Corp. (a)	879,000	36,258,750	–	–	–	–	–	–	879,000	36,258,750
ON Semiconductor Corp. (a)	2,640,000	37,435,200	74,200	1,052,156	147,610	2,093,110	–	–	2,861,810	40,580,466
Orbotech Ltd. (a)(b)	–	–	–	–	89,020	2,931,429	–	–	89,020	2,931,429
OSI Systems, Inc. (a)	–	–	–	–	46,880	3,628,512	–	–	46,880	3,628,512
Palo Alto Networks, Inc. (a)	–	–	5,340	578,909	20,760	2,250,592	–	–	26,100	2,829,501
Paycom Software, Inc. (a)	–	–	–	–	67,960	4,094,590	–	–	67,960	4,094,590
Proofpoint, Inc. (a)	–	–	–	–	38,330	2,888,932	–	–	38,330	2,888,932
RingCentral, Inc., Class A (a)	–	–	–	–	220,210	7,035,710	–	–	220,210	7,035,710
Sanmina Corp. (a)	1,114,263	41,506,297	–	–	–	–	–	–	1,114,263	41,506,297
Science Applications International Corp.	447,100	32,633,829	–	–	–	–	–	–	447,100	32,633,829
Skyworks Solutions, Inc.	–	–	7,070	705,162	31,540	3,145,800	–	–	38,610	3,850,962
SYNNEX Corp.	300,500	32,583,215	–	–	–	–	–	–	300,500	32,583,215
The Ultimate Software Group, Inc. (a)	–	–	7,290	1,477,464	–	–	–	–	7,290	1,477,464
Total System Services, Inc.	–	–	37,870	2,170,330	77,500	4,441,525	–	–	115,370	6,611,855
TTM Technologies, Inc. (a)	2,342,800	39,195,044	–	–	–	–	–	–	2,342,800	39,195,044
Tyler Technologies, Inc. (a)	–	–	6,590	1,078,058	17,670	2,890,635	–	–	24,260	3,968,693
		297,302,617		21,710,883		68,019,656		–		387,033,156
Materials - 13.25%
Axalta Coating Systems Ltd. (a)(b)	–	–	52,070	1,633,436	133,540	4,189,150	–	–	185,610	5,822,586
Berry Plastics Group, Inc. (a)	704,200	35,210,000	–	–	–	–	–	–	704,200	35,210,000
Cabot Corp.	590,889	35,565,609	–	–	–	–	–	–	590,889	35,565,609
Eagle Materials, Inc.	–	–	19,380	1,859,899	57,700	5,537,469	–	–	77,080	7,397,368
Huntsman Corp.	1,817,600	45,021,952	–	–	–	–	–	–	1,817,600	45,021,952
Packaging Corporation of America	373,400	36,884,452	–	–	–	–	–	–	373,400	36,884,452
The Sherwin-Williams Co.	–	–	6,410	2,145,299	–	–	–	–	6,410	2,145,299
Vulcan Materials Co.	–	–	15,020	1,815,618	33,900	4,097,832	–	–	48,920	5,913,450
Worthington Industries, Inc.	655,500	28,514,250	–	–	–	–	–	–	655,500	28,514,250
		181,196,263		7,454,252		13,824,451		–		202,474,966

Real Estate Investment Trusts - 2.30%
Brixmor Property Group, Inc.	–	–	94,850	1,873,288	153,770	3,036,957	–	–	248,620	4,910,245
Equinix, Inc.	–	–	7,940	3,316,538	15,670	6,545,359	–	–	23,610	9,861,897
Extra Space Storage, Inc.	–	–	6,130	462,999	–	–	–	–	6,130	462,999
Hudson Pacific Properties, Inc.	–	–	43,410	1,491,568	96,300	3,308,868	–	–	139,710	4,800,436
Monmouth Real Estate Investment Corp.	–	–	–	–	226,830	3,402,450	–	–	226,830	3,402,450
National Storage Affiliates Trust	–	–	–	–	134,670	3,299,415	–	–	134,670	3,299,415
Physicians Realty Trust	–	–	–	–	181,540	3,565,446	–	–	181,540	3,565,446
Prologis, Inc.	–	–	28,540	1,552,861	–	–	–	–	28,540	1,552,861
Retail Opportunity Investments Corp.	–	–	–	–	163,730	3,372,838	–	–	163,730	3,372,838
		–		8,697,254		26,531,333		–		35,228,587
Utilities - 2.81%
American Water Works Co., Inc.	–	–	19,920	1,588,819	54,270	4,328,575	–	–	74,190	5,917,394
Edison International	–	–	15,390	1,230,738	–	–	–	–	15,390	1,230,738
MDU Resources Group, Inc.	1,175,400	31,618,260	35,150	945,535	121,450	3,267,005	–	–	1,332,000	35,830,800
		31,618,260		3,765,092		7,595,580		–		42,978,932
TOTAL COMMON STOCKS (Cost $1,275,930,390)		$1,045,296,203		$119,682,124		$324,494,885		$-		$1,489,473,212

HENNESSY CORNERSTONE
HENNESSY		RAINIER		RAINIER				MID CAP 30 FUND
CORNERSTONE		MID CAP		SMALL/MID CAP		PRO FORMA		PRO FORMA
MID CAP 30 FUND		EQUITY FUND		EQUITY FUND		ADJUSTMENTS		COMBINED
Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value

SHORT-TERM INVESTMENTS - 2.50%
Money Market Funds - 2.50%
Fidelity Government Portfolio, Institutional Class, 0.60% (c)	26,793,161	26,793,161	–	–	–	–	–	–	26,793,161	26,793,161
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (c)	–	–	1,134,930	1,134,930	10,206,924	10,206,924	–	–	11,341,854	11,341,854
TOTAL SHORT-TERM INVESTMENTS (Cost $38,135,015)		$26,793,161		$1,134,930		$10,206,924		$-		$38,135,015

Total Investments (d) (Cost $1,314,065,405) - 99.93%		1,072,089,364		120,817,054		334,701,809		–		1,527,608,227
Other Assets in Excess of Liabilities - 0.07%		356,013		1,418,439		(540,894)		–		1,233,558
TOTAL NET ASSETS - 100.00%		$1,072,445,377		$122,235,493		$334,160,915		$–		$1,528,841,785

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. Dollar denominated foreign security.
(c)	The rate listed is the fund's 7-day yield as of April 30, 2017.
(d)
Over 90% of the investments of the Rainier Mid Cap Equity Fund and Rainier Small/Mid Cap Equity Fund are eligible investments of the Hennessy Cornerstone Mid Cap 30 Fund (meaning that over 90% of the investments of the Rainier Mid Cap Equity Fund and Rainier Small/Mid Cap Equity Fund are equity securities that are subject to evaluation under the formula utilized by the Hennessy Cornerstone Mid Cap 30 Fund, and that the Hennessy Cornerstone Mid Cap 30 Fund privdes in its prospectus that it may hold indefinitely the portfolio securities transferred to it from another fund pursuant to an acquisition).

Summary of Fair Value Exposure at April 30, 2017

The folllowing is a summary of the inputs used to value the Hennessy Cornerstone Mid Cap 30 Fund's net assets as of April 30, 2017:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$218,251,181	$-	$-	$218,251,181
Financials	40,320,999	-	-	40,320,999
Health Care	41,635,474	-	-	41,635,474
Industrials	234,971,409	-	-	234,971,409
Information Technology	297,302,617			297,302,617
Materials	181,196,263	-	-	181,196,263
Utilities	31,618,260	-	-	31,618,260
Total Common Stock	$1,045,296,203	$-	$-	$1,045,296,203

Short-Term Investments
Money Market Funds	26,793,161	-	-	26,793,161
Total Short-Term Investments	$26,793,161	$-	$-	$26,793,161

Total Investments in Securities	$1,072,089,364	$-	$-	$1,072,089,364

Transfers between levels are recognized at the end of the reporting period. During the twelve-month period ended April 30, 2017, the Hennessy Cornerstone Mid Cap 30 Fund recognized no transfers between levels.

The folllowing is a summary of the inputs used to value the Rainier Mid Cap Equity Fund's net assets as of April 30, 2017:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$14,838,277	$-	$-	$14,838,277
Consumer Staples	4,878,815	-	-	4,878,815
Energy	5,936,154	-	-	5,936,154
Financials	16,710,413	-	-	16,710,413
Health Care	14,510,208	-	-	14,510,208
Industrials	21,180,776	-	-	21,180,776
Information Technology	21,710,883	-	-	21,710,883
Materials	7,454,252	-	-	7,454,252
Real Estate Investment Trusts	8,697,254	-	-	8,697,254
Utilities	3,765,092	-	-	3,765,092
Total Common Stock	$119,682,124	$-	$-	$119,682,124

Short-Term Investments
Money Market Funds	$1,134,930	$-	$-	$1,134,930
Total Short-Term Investments	$1,134,930	$-	$-	$1,134,930

Total Investments in Securities	$120,817,054	$-	$-	$120,817,054

Transfers between levels are recognized at the end of the reporting period. During the twelve-month period ended April 30, 2017, the Rainier Mid Cap Equity Fund recognized no transfers between levels.

The folllowing is a summary of the inputs used to value the Rainier Small/Mid Cap Equity Fund's net assets as of April 30, 2017:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$32,422,025	$-	$-	$32,422,025
Consumer Staples	8,486,170	-	-	8,486,170
Energy	12,629,236	-	-	12,629,236
Financials	46,503,186	-	-	46,503,186
Health Care	45,319,101	-	-	45,319,101
Industrials	63,164,147	-	-	63,164,147
Information Technology	68,019,656	-	-	68,019,656
Materials	13,824,451	-	-	13,824,451
Real Estate Investment Trusts	26,531,333	-	-	26,531,333
Utilities	7,595,580	-	-	7,595,580
Total Common Stock	$324,494,885	$-	$-	$324,494,885

Short-Term Investments
Money Market Funds	$10,206,924	$-	$-	$10,206,924
Total Short-Term Investments	$10,206,924	$-	$-	$10,206,924

Total Investments in Securities	$334,701,809	$-	$-	$334,701,809

Transfers between levels are recognized at the end of the reporting period. During the twelve-month period ended April 30, 2017, the Rainier Small/Mid Cap Equity Fund recognized no transfers between levels.

The folllowing is a summary of the inputs used to value the combined net assets of the Hennessy Cornerstone Mid Cap 30 Fund, Rainier Mid Cap Equity Fund, and Rainier Small/Mid Cap Equity Fund as of April 30, 2017:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$265,511,483	$-	$-	$265,511,483
Consumer Staples	13,364,985	-	-	13,364,985
Energy	18,565,390	-	-	18,565,390
Financials	103,534,598	-	-	103,534,598
Health Care	101,464,783	-	-	101,464,783
Industrials	319,316,332	-	-	319,316,332
Information Technology	387,033,156	-	-	387,033,156
Materials	202,474,966	-	-	202,474,966
Real Estate Investment Trusts	35,228,587	-	-	35,228,587
Utilities	42,978,932	-	-	42,978,932
Total Common Stock	$1,489,473,212	$-	$-	$1,489,473,212

Short-Term Investments
Money Market Funds	$38,135,015	$-	$-	$38,135,015
Total Short-Term Investments	$38,135,015	$-	$-	$38,135,015

Total Investments in Securities	$1,527,608,227	$-	$-	$1,527,608,227

Transfers between levels are recognized at the end of the reporting period. During the twelve-month period ended April 30, 2017, the Hennessy Cornerstone Mid Cap 30 Fund, the Rainier Mid Cap Equity Fund, and the Rainier Small/Mid Cap Equity Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF ASSETS AND LIABILITIES - At April 30, 2017 (Unaudited)

Hennessy Cornerstone Mid Cap 30 Fund
Rainier Mid Cap Equity Fund
Rainier Small/Mid Cap Equity Fund
Hennessy Cornerstone Mid Cap 30 Fund Pro Forma Combined

						HENNESSY CORNERSTONE
	HENNESSY	RAINIER	RAINIER			MID CAP 30 FUND
	CORNERSTONE	MID CAP	SMALL/MID CAP	PRO FORMA		PRO FORMA
	MID CAP 30 FUND	EQUITY FUND	EQUITY FUND	ADJUSTMENTS		COMBINED
ASSETS:
Investments in securities, at value (cost $962,138,875, $94,503,885, and $257,422,645, respectively)	$1,072,089,364	$120,817,054	$334,701,809	$-		$1,527,608,227
Dividends and interest receivable	188,507	29,315	57,690	-		275,512
Receivable for fund shares sold	2,578,752	29,664	818	-		2,609,234
Receivable for securities sold	-	1,830,002	571,138	-		2,401,140
Prepaid expenses and other assets	43,934	53,361	40,886	-		138,180
Total Assets	1,074,900,557	122,759,395	335,372,340	-		1,533,032,292

LIABILITIES:
Payable for securities purchased	-	319,548	723,821	-		1,043,369
Payable for fund shares redeemed	1,304,961	16,478	24,843	-		1,346,281
Payable to Advisor	647,351	86,934	233,966	-		968,250
Payable to Administrator	184,594	15,210	42,184	-		241,988
Payable to Auditor	8,526	18,223	13,057	-		39,806
Accrued distribution fees	52,140	9,871	74,688	-		136,699
Accrued trustees fees	3,174	6,480	8,325	-		17,979
Accrued service fees	32,829	18,204	42,810	-		93,843
Accrued expenses and other liabilities	221,605	32,955	47,732	-		302,292
Total Liabilities	2,455,180	523,902	1,211,425	-		4,190,507

NET ASSETS	$1,072,445,377	$122,235,493	$334,160,915	$-		$1,528,841,785

NET ASSETS CONSIST OF:
Capital stock	$744,327,919	$56,034,425	$224,009,887	$-		$1,024,372,230
Accumulated net investment loss	(2,250,633)	(1,468,738)	(3,704,513)	-		(7,423,883)
Accumulated net realized gain on investments	220,417,602	41,356,636	36,576,377	-		298,350,616
Unrealized net appreciation on investments	109,950,489	26,313,170	77,279,164	-		213,542,822
Total Net Assets	$1,072,445,377	$122,235,493	$334,160,915	$-		$1,528,841,785

NET ASSETS

Investor Class:
Shares authorized (no par value)	Unlimited	N/A	N/A	N/A		Unlimited
Net assets applicable to outstanding Investor Class shares	$399,253,929	$-	$-	$272,018,315	(A)	$671,272,244
Shares issued and outstanding	19,499,278	-	-	13,282,144	(A)	32,781,422
Net asset value, offering price and redemption price per share	$20.48	$-	$-	$-		$20.48

Institutional Class:
Shares authorized (no par value)	Unlimited	N/A	N/A	N/A		Unlimited
Net assets applicable to outstanding Institutional Class shares	$673,191,448	$-	$-	$184,378,094	(B)	$857,569,542
Shares issued and outstanding	32,076,103	-	-	8,784,092	(B)	40,860,195
Net asset value, offering price and redemption price per share	$20.99	$-	$-	$-		$20.99

Original Class:
Shares authorized ($0.01 par value)	N/A	Unlimited	Unlimited	N/A		N/A
Net assets applicable to outstanding Original Class shares	$-	$32,889,267	$239,129,048	$(272,018,315)	(A)	$-
Shares issued and outstanding	-	855,932	6,519,856	(7,375,788)	(A)	-
Net asset value, offering price and redemption price per share	$-	$38.43	$36.68	$-		$-

Institutional Class:
Shares authorized ($0.01 par value)	N/A	Unlimited	Unlimited	N/A		N/A
Net assets applicable to outstanding Institutional Class shares	$-	$89,346,227	$95,031,867	$(184,378,094)	(B)	$-
Shares issued and outstanding	-	2,218,123	2,433,513	(4,651,636)	(B)	-
Net asset value, offering price and redemption price per share	$-	$40.28	$39.05	$-		$-

(A)
Original Class shares of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund will be converted to Investor Class shares upon consummation of the reorganization. Adjustment reflects additional shares issued in the reorganization.

(B)
Institutional Class shares of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund will be converted to Institutional Class shares upon consummation of the reorganization. Adjustment reflects additional shares issued in the reorganization.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF OPERATIONS - For the twelve month period ended April 30, 2017 (Unaudited)

Hennessy Cornerstone Mid Cap 30 Fund
Rainier Mid Cap Equity Fund
Rainier Small/Mid Cap Equity Fund
Hennessy Cornerstone Mid Cap 30 Fund Pro Forma Combined

						HENNESSY
						CORNERSTONE
	HENNESSY	RAINIER	RAINIER			MID CAP 30 FUND
	CORNERSTONE	MID CAP	SMALL/MID CAP	PRO FORMA		PRO FORMA
	MID CAP 30 FUND	EQUITY FUND	EQUITY FUND	ADJUSTMENTS		COMBINED
INVESTMENT INCOME:
Dividend income (1)	$11,950,098	$2,673,553	$3,956,260	$-		$18,579,910
Interest income	40,776	12,457	21,918	-		75,151
Total investment income	11,990,874	2,686,009	3,978,178	-		18,655,061

EXPENSES:
Investment advisory fees	8,357,552	2,472,274	3,825,287	(2,920,228)	(A)	11,734,885
Administration, fund accounting, custody and transfer agent fees	1,090,113	160,116	266,121	(52,849)	(A)	1,463,501
Sub-transfer agent expenses:
Investor/Original Class	1,126,561	362,364	354,582	(118,506)	(B)	1,725,001
Institutional Class	615,195	73,145	98,638	12,595	(C)	799,573
Distribution fees - Investor Class	776,391	115,377	722,169	(428,303)	(B)	1,185,634
Service fees - Investor Class	517,594	-	-	272,828	(B)	790,422
Federal and state registration fees	145,468	50,360	38,057	(38,417)	(D)	195,468
Professional fees	35,695	61,090	66,879	(123,470)	(D)	40,195
Compliance expense	24,846	40,979	60,575	(97,539)	(D)	28,861
Reports to shareholders	137,105	60,159	72,492	(57,651)	(D)	212,105
Trustees' fees and expenses	22,530	78,374	100,691	(175,780)	(D)	25,815
Interest expense	52,423	957	1,032	(1,989)	(D)	52,423
Other	55,441	75,557	141,918	(199,975)	(D)	72,941
Total expenses	12,956,914	3,550,752	5,748,441	(3,929,284)		18,326,823
Expense reimbursement and/or fee waivers (See Note 4)	-	(229,179)	-	229,179	(E)	-
Net expenses	12,956,914	3,321,573	5,748,441	(3,700,105)		18,326,823
NET INVESTMENT INCOME/(LOSS)	$(966,040)	$(635,564)	$(1,770,263)	$3,700,105		$328,238

REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gain on investments	$243,795,125	$70,432,900	$54,345,867	$-		$368,573,892
Change in unrealized appreciation (depreciation) on investments	146,062,589	(44,894,579)	163,630,036	-		264,798,046
Net gain on investments	389,857,714	25,538,321	217,975,903	-		633,371,938

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$388,891,674	$24,902,757	$216,205,640	$3,700,105		$633,700,176

(1) Net of foreign taxes withheld of $0, $1,236, and $0, respectively.

(A)	Based on the agreement in effect for the surviving fund.
(B)
The adjustments to service fees, distribution (12b-1 fees), and sub-transfer agent expenses are due to the conversion of Original Class shares of the Rainier Mid Cap Equity Fund and Rainier Small/Mid Cap Equity Fund into Investor Class shares of the surviving fund.

(C)
The adjustments to sub-transfer agent fees are due to the conversion of Institutional Class shares of the Rainier Mid Cap Equity Fund and Rainier Small/Mid Cap Equity Fund into Institutional Class shares of the surviving fund.

(D)
The adjustments to federal and state registration fees, professional fees, compliance expense, reports to shareholders and Trustees' fees and expenses, insurance expense and other expense reflects the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

(E)
The expenses of the surviving fund will be capped pursuant to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of the Rainier Mid Cap Equity Fund or the Rainier Small/Mid Cap Equity Fund for a period of two years from the date of the reorganization. The surviving fund does not anticipate waivers or reimbursements post-reorganization.

The accompanying notes are an integral part of these financial statements.

Notes to Pro Forma Combined Financial Statements of
Hennessy Cornerstone Mid Cap 30 Fund, Rainier Mid Cap Equity Fund and Rainier Small/Mid Cap Equity Fund
April 30, 2017 (Unaudited)

1.	Basis of Combination

The Hennessy Cornerstone Mid Cap 30 Fund (the “Acquiring Fund”), is a diversified series of Hennessy Funds Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Rainier Mid Cap Equity Fund and Rainier Small/Mid Cap Equity Fund (each a “Target Fund” and collectively, the “Target Funds”), are each diversified series of Rainier Investment Management Mutual Funds (the “Rainier Trust”), which is registered as an open-end management investment company under the 1940 Act.

The Statement of Assets and Liabilities, Statement of Operations, and Schedule of Investments reflect the accounts of the Target Funds and the Acquiring Fund as if the proposed reorganization occurred as of and for the period ended April 30, 2017. These statements have been derived from books and records utilized in calculating daily net asset value at April 30, 2017. The Acquiring Fund will be the accounting survivor of the reorganization.

The accompanying combined pro forma financial statements should be read in conjunction with the financial statements of the Target Funds and the Acquiring Fund included in their respective annual report dated March 31, 2017, and semi-annual report dated April 30, 2017.

Under the terms of the Agreement and Plan of Reorganization between Hennessy Funds Trust and the Rainier Trust pursuant to which (i) all of the assets of the Rainier Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Mid Cap Equity Fund’s liabilities (other than the excluded liabilities) and (ii) all of the assets of the Rainier Small/Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Small/Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Small/Mid Cap Equity Fund’s liabilities (other than the excluded liabilities). The reorganization has been structured with the intention that it qualify, for federal income tax purposes, as a tax-free reorganization under the Internal Revenue Code of 1986, as amended. Therefore, shareholders of the Target Funds should not recognize any gain or loss on their Target Fund shares for federal income tax purposes as a result of the reorganization.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Target Funds and the Acquiring Fund (each a “Fund” and, collectively, the “Funds”), in preparation of their financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation

The Funds follow authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that a Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Acquiring Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Acquiring Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Acquiring Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Acquiring Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Acquiring Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Acquiring Fund’s securities as of April 30, 2017, are included in the Pro Forma Combined Schedules of Investments.

b) Federal Income Taxes

No provision for federal income taxes or excise taxes has been made since each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Funds recognize interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c) Other

Investment and shareholder transactions are recorded on the trade date. The Acquiring Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Service Providers

The Advisor will serve as the Acquiring Fund’s investment advisor after the reorganization. U.S. Bancorp Fund Services, LLC (the “Administrator”) will serve as the administrator, transfer agent and fund accountant to the Acquiring Fund after the reorganization. U.S. Bank, N.A., an affiliate of the Administrator, will serve as the custodian to the Acquiring Fund after the reorganization.

4. Share Classes and Fees

The Target Funds offer Original Class and Institutional Class shares. The Acquiring Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing and sub-transfer agent expenses and sales charges, if any. Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. More information on the classes of shares offered can be found in the Proxy Statement/Prospectus.

The investment advisory fee and service fees have been charged to the Acquiring Fund at the combined level of average net assets for the period ended April 30, 2017.

The Pro Forma net asset values per share assume shareholders of the Original Class shares of the Target Funds would receive Investor Class shares of the Acquiring Fund, and shareholders of the Institutional Class shares of the Target Funds would receive Institutional Class shares of the Acquiring Fund, based on conversion ratios determined on April 30, 2017, in connection with the proposed reorganization. The conversion ratios are calculated by dividing the net assets of each class of the Target Funds by the net asset value per share of each class of the Acquiring Fund.

Each of the Funds has entered into an agreement with its investment advisor to furnish investment advisory services to the Funds. The terms of these agreements are as follows:

Currently, the Acquiring Fund pays the Advisor a monthly fee at the annual rate of 0.74% of the Acquiring Fund’s average daily net assets. This agreement will continue in effect following the reorganization.

Currently, the Target Funds pay Rainier Investment Management, LLC (“Rainier”) a monthly fee at the annual rate of 0.85% of the Target Funds’ average daily net assets.

Rainier contractually agreed to waive/reimburse expenses through July 31, 2017, to the extent necessary so that the Target Funds’ ratios of operating expenses to average daily net assets, excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, extraordinary expenses, and sales charges, will not exceed 1.35% for Original Class shares and 1.10% for Institutional Class shares of the Rainier Mid Cap Equity Fund, and 1.48% for Original Class shares and 1.23% for Institutional Class shares of the Rainier Small/Mid Cap Equity Fund. In connection with the reorganization, the preceding waivers and expense subsidies were extended for up to a one-year period ending on July 31, 2018.

The Advisor has agreed that fees and expenses of the Acquiring Fund will be capped, pursuant to the written direction of the Board of Trustees of Hennessy Funds Trust, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of either of the Target Funds for a period of two years from the date of the reorganization.

The Acquiring Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that authorizes payments in connection with the distribution of the Acquiring Fund’s shares at an annual rate of up to 0.25% of the Acquiring Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Acquiring Fund is currently using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors.

The Target Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act that authorizes payments in connection with the distribution of the Target Funds’ shares at an annual rate of up to 0.25% of the Target Funds’ average daily net assets attributable to Original Class shares. The fee is paid as reimbursement for, or in anticipation of, expenses incurred by third parties or Rainier for distribution-related and shareholder servicing activities related to Original Class shares.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Acquiring Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Acquiring Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Acquiring Fund attributable to Investor Class shares. This agreement will continue in effect following the reorganization.

The Acquiring Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Acquiring Fund. The agreements provide for periodic payments by the Acquiring Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions.

The Target Funds enter into agreements with certain broker-dealers and other financial intermediaries pursuant to which the Funds pay the financial intermediaries for services such as recordkeeping, networking or sub-transfer agency in amounts determined by the Board of Trustees of the Rainier Trust to be reasonable. Rainier has voluntarily undertaken to limit the sub-transfer agency expenses to no more than 0.10% of the average daily net assets of the Institutional Shares and 0.15% of the average daily net assets of the Original Shares.

5. Capital Shares

The combined pro forma net asset values per share assume that the issuance of Acquiring Fund shares to each of the Target Fund’s shareholders would have occurred at April 30, 2017, in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2017:

	Hennessy Cornerstone Mid Cap 30 Fund	Rainier Mid Cap Equity Fund	Rainier Small/Mid Cap Equity Fund	Pro Forma Adjustments	Hennessy Cornerstone Mid Cap 30 Fund Pro Forma Combined
Investor/Original Class
Shares Outstanding	19,499,278	855,932	6,519,856	5,906,356	32,781,422
Institutional Class
Shares Outstanding	32,076,103	2,218,123	2,433,513	4,132,456	40,860,195

6. Merger Costs

All costs associated with the reorganization, other than expenses related to any portfolio realignment, will be paid by the Advisor and Rainier.

PRO FORMA COMBINED
SCHEDULES OF INVESTMENTS - April 30, 2017 (Unaudited)

Hennessy Cornerstone Large Growth Fund
Rainier Large Cap Equity Fund
Hennessy Cornerstone Large Growth Fund Pro Forma Combined

HENNESSY CORNERSTONE
HENNESSY		RAINIER				LARGE GROWTH FUND
CORNERSTONE		LARGE CAP		PRO FORMA		PRO FORMA
LARGE GROWTH FUND		EQUITY FUND		ADJUSTMENTS		COMBINED
Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value

COMMON STOCKS - 98.44%

Consumer Discretionary - 24.07%
Amazon.com, Inc.(a)	–	$-	3,670	$3,394,713	–	$-	3,670	$3,394,713
AutoZone, Inc. (a)	2,700	1,868,913	–	–	–	–	2,700	1,868,913
Best Buy Co., Inc.	46,000	2,383,260	–	–	–	–	46,000	2,383,260
CBS Corp., Class B	31,800	2,116,608	–	–	–	–	31,800	2,116,608
Coach, Inc.	53,900	2,123,121	–	–	–	–	53,900	2,123,121
Comcast Corp., Class A	–	–	32,520	1,274,459	–	–	32,520	1,274,459
Darden Restaurants, Inc.	27,500	2,342,725	–	–	–	–	27,500	2,342,725
Dollar General Corp.	26,900	1,955,899	–	–	–	–	26,900	1,955,899
Foot Locker, Inc.	29,000	2,242,860	–	–	–	–	29,000	2,242,860
Harley-Davidson, Inc.	35,500	2,016,755	–	–	–	–	35,500	2,016,755
L Brands, Inc.	34,400	1,816,664	–	–	–	–	34,400	1,816,664
Lear Corp.	14,400	2,054,304	–	–	–	–	14,400	2,054,304
Mohawk Industries, Inc. (a)	–	–	6,220	1,460,394	–	–	6,220	1,460,394
Newell Brands, Inc.	–	–	31,910	1,523,383	–	–	31,910	1,523,383
Nordstrom, Inc.	45,300	2,186,631	–	–	–	–	45,300	2,186,631
Omnicom Group, Inc.	23,800	1,954,456	–	–	–	–	23,800	1,954,456
O'Reilly Automotive, Inc. (a)	–	–	7,600	1,885,940	–	–	7,600	1,885,940
Starbucks Corp.	–	–	33,000	1,981,980	–	–	33,000	1,981,980
Target Corp.	31,200	1,742,520	–	–	–	–	31,200	1,742,520
The Gap, Inc.	86,600	2,268,920	–	–	–	–	86,600	2,268,920
The Home Depot, Inc.	–	–	15,950	2,489,795	–	–	15,950	2,489,795
The Interpublic Group of Companies, Inc.	87,600	2,064,732	–	–	–	–	87,600	2,064,732
The Walt Disney Co.	18,500	2,138,600	–	–	–	–	18,500	2,138,600
VF Corp.	41,100	2,245,293	–	–	–	–	41,100	2,245,293
Yum! Brands, Inc.	30,300	1,992,225	–	–	–	–	30,300	1,992,225
		37,514,486		14,010,664		–		51,525,150
Consumer Staples - 5.51%
Church & Dwight Co., Inc.	–	–	22,246	1,101,844	–	–	22,246	1,101,844
Constellation Brands, Inc., Class A	–	–	11,350	1,958,329	–	–	11,350	1,958,329
Costco Wholesale Corp.	–	–	9,655	1,713,956	–	–	9,655	1,713,956
Monster Beverage Corp. (a)	–	–	33,520	1,521,138	–	–	33,520	1,521,138
Spectrum Brands Holdings, Inc.	–	–	8,150	1,171,399	–	–	8,150	1,171,399
The Kroger Co.	61,500	1,823,475	–	–	–	–	61,500	1,823,475
Whole Foods Market, Inc.	68,900	2,505,893	–	–	–	–	68,900	2,505,893
		4,329,368		7,466,666		–		11,796,034

HENNESSY CORNERSTONE
HENNESSY		RAINIER				LARGE GROWTH FUND
CORNERSTONE		LARGE CAP		PRO FORMA		PRO FORMA
LARGE GROWTH FUND		EQUITY FUND		ADJUSTMENTS		COMBINED
Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value

Energy - 3.36%
Anadarko Petroleum Corp.	–	–	16,810	958,506	–	–	16,810	958,506
Cimarex Energy Co.	–	–	7,180	837,762	–	–	7,180	837,762
Concho Resources, Inc. (a)	–	–	7,700	975,282	–	–	7,700	975,282
Continental Resources, Inc. (a)	–	–	17,850	757,019	–	–	17,850	757,019
EOG Resources, Inc.	–	–	11,370	1,051,725	–	–	11,370	1,051,725
Newfield Exploration Co. (a)	–	–	28,850	998,787	–	–	28,850	998,787
Schlumberger Ltd. (c)	–	–	22,253	1,615,345	–	–	22,253	1,615,345
		–		7,194,426		–		7,194,426

Financials - 8.37%
Ameriprise Financial, Inc.	16,600	2,122,310	–	–	–	–	16,600	2,122,310
BlackRock, Inc.	–	–	6,650	2,557,390	–	–	6,650	2,557,390
CME Group, Inc.	–	–	10,330	1,200,243	–	–	10,330	1,200,243
Intercontinental Exchange, Inc.	–	–	28,340	1,706,068	–	–	28,340	1,706,068
JPMorgan Chase & Co.	–	–	44,080	3,834,960	–	–	44,080	3,834,960
Raymond James Financial, Inc.	–	–	22,060	1,643,911	–	–	22,060	1,643,911
The Goldman Sachs Group, Inc.	–	–	12,190	2,728,122	–	–	12,190	2,728,122
T. Rowe Price Group, Inc.	29,900	2,119,611	–	–	–	–	29,900	2,119,611
		4,241,921		13,670,694		–		17,912,615
Health Care - 13.62%
AbbVie, Inc.	33,400	2,202,396	–	–	–	–	33,400	2,202,396
Alexion Pharmaceuticals, Inc. (a)	–	–	11,970	1,529,527	–	–	11,970	1,529,527
AmerisourceBergen Corp.	22,200	1,821,510	–	–	–	–	22,200	1,821,510
Biogen, Inc. (a)	7,500	2,034,075	–	–	–	–	7,500	2,034,075
Boston Scientific Corp. (a)	–	–	43,070	1,136,187	–	–	43,070	1,136,187
Cardinal Health, Inc.	25,900	1,880,081	–	–	–	–	25,900	1,880,081
Celgene Corp. (a)	–	–	12,520	1,553,106	–	–	12,520	1,553,106
Gilead Sciences, Inc.	30,200	2,070,210	–	–	–	–	30,200	2,070,210
HCA Holdings, Inc. (a)	24,300	2,046,303	–	–	–	–	24,300	2,046,303
McKesson Corp.	14,300	1,977,547	–	–	–	–	14,300	1,977,547
Regeneron Pharmaceuticals, Inc. (a)	–	–	4,610	1,790,939	–	–	4,610	1,790,939
Shire PLC - ADR (c)	–	–	13,730	2,429,661	–	–	13,730	2,429,661
The Cooper Companies, Inc.	–	–	8,050	1,612,657	–	–	8,050	1,612,657
UnitedHealth Group, Inc.	–	–	12,670	2,215,730	–	–	12,670	2,215,730
Universal Health Services, Inc., Class B	–	–	4,390	530,136	–	–	4,390	530,136
Varian Medical Systems, Inc. (a)	25,500	2,313,870	–	–	–	–	25,500	2,313,870
		16,345,992		12,797,943		–		29,143,935
Industrials - 18.22%
Alaska Air Group, Inc.	20,800	1,769,872	–	–	–	–	20,800	1,769,872
American Airlines Group, Inc.	44,800	1,909,376	–	–	–	–	44,800	1,909,376
Cintas Corp.	–	–	15,490	1,897,060	–	–	15,490	1,897,060
Cummins, Inc.	13,900	2,098,066	–	–	–	–	13,900	2,098,066
Deere & Co.	18,600	2,075,946	–	–	–	–	18,600	2,075,946
Delta Air Lines, Inc.	42,000	1,908,480	25,370	1,152,813	–	–	67,370	3,061,293
Fortive Corp.	–	–	30,070	1,902,228	–	–	30,070	1,902,228
Ingersoll-Rand PLC (c)	–	–	10,700	949,625	–	–	10,700	949,625
J.B. Hunt Transport Services, Inc.	20,600	1,846,996	–	–	–	–	20,600	1,846,996
Lockheed Martin Corp.	7,900	2,128,655	–	–	–	–	7,900	2,128,655
Northrop Grumman Corp.	–	–	5,420	1,333,103	–	–	5,420	1,333,103
Raytheon Co.	–	–	13,210	2,050,324	–	–	13,210	2,050,324

HENNESSY CORNERSTONE
HENNESSY		RAINIER				LARGE GROWTH FUND
CORNERSTONE		LARGE CAP		PRO FORMA		PRO FORMA
LARGE GROWTH FUND		EQUITY FUND		ADJUSTMENTS		COMBINED
Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value

Rockwell Collins, Inc.	22,300	2,321,207	–	–	–	–	22,300	2,321,207
Southwest Airlines Co.	38,200	2,147,604	–	–	–	–	38,200	2,147,604
Stericycle, Inc. (a)	–	–	13,620	1,162,331	–	–	13,620	1,162,331
Union Pacific Corp.	18,800	2,104,848	19,108	2,139,332	–	–	37,908	4,244,180
United Continental Holdings, Inc. (a)	28,200	1,979,922	–	–	–	–	28,200	1,979,922
United Parcel Service, Inc., Class B	19,000	2,041,740	–	–	–	–	19,000	2,041,740
Waste Connections, Inc. (c)	–	–	22,620	2,081,492	–	–	22,620	2,081,492
		24,332,712		14,668,308		–		39,001,020
Information Technology - 19.76%
Adobe Systems, Inc. (a)	–	–	5,370	718,184	–	–	5,370	718,184
Alphabet, Inc., Class A (a)	–	–	4,636	4,286,075	–	–	4,636	4,286,075
Apple, Inc.	15,250	2,190,663	28,410	4,081,096	–	–	43,660	6,271,759
Broadcom Ltd. (c)	–	–	5,350	1,181,334	–	–	5,350	1,181,334
Facebook, Inc., Class A (a)	–	–	22,550	3,388,138	–	–	22,550	3,388,138
FleetCor Technologies, Inc. (a)	–	–	10,010	1,412,811	–	–	10,010	1,412,811
HP, Inc.	130,200	2,450,364	–	–	–	–	130,200	2,450,364
Intel Corp.	–	–	57,840	2,090,916	–	–	57,840	2,090,916
International Business Machines Corp.	11,500	1,843,335	–	–	–	–	11,500	1,843,335
KLA-Tencor Corp.	23,200	2,278,704	–	–	–	–	23,200	2,278,704
MasterCard, Inc., Class A	–	–	16,140	1,877,405	–	–	16,140	1,877,405
Microsoft Corp.	–	–	64,260	4,399,240	–	–	64,260	4,399,240
salesforce.com, Inc. (a)	–	–	15,670	1,349,500	–	–	15,670	1,349,500
Skyworks Solutions, Inc.	22,000	2,194,280	–	–	–	–	22,000	2,194,280
The Western Union Co.	101,400	2,013,804	–	–	–	–	101,400	2,013,804
Total System Services, Inc.	–	–	27,030	1,549,089	–	–	27,030	1,549,089
Visa, Inc. Cl. A	–	–	32,670	2,980,157	–	–	32,670	2,980,157
		12,971,150		29,313,945		–		42,285,095
Materials - 3.08%
Air Products and Chemicals, Inc.	14,600	2,051,300	–	–	–	–	14,600	2,051,300
Axalta Coating Systems Ltd. (a)(c)	–	–	36,300	1,138,731	–	–	36,300	1,138,731
The Sherwin-Williams Co.	–	–	5,320	1,780,498	–	–	5,320	1,780,498
Vulcan Materials Co.	–	–	13,430	1,623,418	–	–	13,430	1,623,418
		2,051,300		4,542,647		–		6,593,947
Real Estate Investment Trusts - 1.12%
American Tower Corp.	–	–	19,030	2,396,638	–	–	19,030	2,396,638
		–		2,396,638		–		2,396,638
Utilities - 0.44%
American Water Works Co., Inc.	–	–	11,890	948,346	–	–	11,890	948,346
		–		948,346		–		948,346
Telecommunication Services - 0.89%
Verizon Communications, Inc.	41,700	1,914,447	–	–	–	–	41,700	1,914,447
TOTAL COMMON STOCKS (Cost $173,270,312)		$103,701,376		$107,010,277		$-		$210,711,653

SHORT-TERM INVESTMENTS - 1.52%
Money Market Funds - 1.52%
Fidelity Government Portfolio, Institutional Class, 0.60% (b)	1,948,408	1,948,408	–	–	–	–	1,948,408	1,948,408
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.61% (b)	–	–	1,308,324	1,308,324	–	–	1,308,324	1,308,324
TOTAL SHORT-TERM INVESTMENTS (Cost $3,256,732)		$1,948,408		$1,308,324		$-		$3,256,732

Total Investments (d) (Cost $176,527,044) - 99.96%		105,649,784		108,318,601		–		213,968,385
Other Assets in Excess of Liabilities - 0.04%		(190,525)		284,729		–		94,204
TOTAL NET ASSETS - 100.00%		$105,459,259		$108,603,330		$–		$214,062,589

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund's 7-day yield as of April 30, 2017.
(c)	U.S. Dollar denominated foreign security.
(d)
Over 90% of the investments of the Rainier Large Cap Equity Fund are eligible investments of the Hennessy Cornerstone Large Growth Fund (meaning that over 90% of the investments of the Rainier Large Cap Equity Fund are equity securities that are subject to evaluation under the formula utilized by the Hennessy Cornerstone Large Growth Fund, and that the Hennessy Cornerstone Large Growth Fund provides in its prospectus that it may hold indefinitely the portfolio securities transferred to it from another fund pursuant to an acquisition).

Summary of Fair Value Exposure at April 30, 2017

The following is a summary of the inputs used to value the Hennessy Cornerstone Large Growth Fund's net assets as of April 30, 2017:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$37,514,486	$-	$-	$37,514,486
Consumer Staples	4,329,368	-	-	4,329,368
Financials	4,241,921	-	-	4,241,921
Health Care	16,345,992	-	-	16,345,992
Industrials	24,332,712	-	-	24,332,712
Information Technology	12,971,150	-	-	12,971,150
Materials	2,051,300	-	-	2,051,300
Telecommunication Services	1,914,447	-	-	1,914,447
Total Common Stock	$103,701,376	$-	$-	$103,701,376

Short-Term Investments
Money Market Funds	$1,948,408	$-	$-	$1,948,408
Total Short-Term Investments	$1,948,408	$-	$-	$1,948,408

Total Investments in Securities	$105,649,784	$-	$-	$105,649,784

Transfers between levels are recognized at the end of the reporting period. During the twelve-month period ended April 30, 2017, the Hennessy Cornerstone Large Growth Fund recognized no transfers between levels.

The following is a summary of the inputs used to value the Rainier Large Cap Equity Fund's net assets as of April 30, 2017:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$14,010,664	$-	$-	$14,010,664
Consumer Staples	7,466,666			7,466,666
Energy	7,194,426	-	-	7,194,426
Financials	13,670,694	-	-	13,670,694
Health Care	12,797,943	-	-	12,797,943
Industrials	14,668,308	-	-	14,668,308
Information Technology	29,313,945	-	-	29,313,945
Materials	4,542,647	-	-	4,542,647
Real Estate Investment Trusts	2,396,638	-	-	2,396,638
Utilities	948,346	-	-	948,346
Total Common Stock	$107,010,277	$-	$-	$107,010,277

Short-Term Investments
Money Market Funds	$1,308,324	$-	$-	$1,308,324
Total Short-Term Investments	$1,308,324	$-	$-	$1,308,324

Total Investments in Securities	$108,318,601	$-	$-	$108,318,601

Transfers between levels are recognized at the end of the reporting period. During the twelve-month period ended April 30, 2017, the Rainier Large Cap Equity Fund recognized no transfers between levels.

The following is a summary of the inputs used to value the combined net assets of the Hennessy Cornerstone Large Growth Fund and Rainier Large Cap Equity Fund as of April 30, 2017:

Common Stock	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$51,525,150	$-	$-	$51,525,150
Consumer Staples	11,796,034	-	-	11,796,034
Energy	7,194,426	-	-	7,194,426
Financials	17,912,615	-	-	17,912,615
Health Care	29,143,935	-	-	29,143,935
Industrials	39,001,020	-	-	39,001,020
Information Technology	42,285,095	-	-	42,285,095
Materials	6,593,947	-	-	6,593,947
Real Estate Investment Trusts	2,396,638	-	-	2,396,638
Utilities	948,346	-	-	948,346
Telecommunication Services	1,914,447	-	-	1,914,447
Total Common Stock	$210,711,653	$-	$-	$210,711,653

Short-Term Investments
Money Market Funds	$3,256,732	$-	$-	$3,256,732
Total Short-Term Investments	$3,256,732	$-	$-	$3,256,732

Total Investments in Securities	$213,968,385	$-	$-	$213,968,385

Transfers between levels are recognized at the end of the reporting period. During the twelve-month period ended April 30, 2017, the Hennessy Cornerstone Large Growth Fund and the Rainier Large Cap Equity Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF ASSETS AND LIABILITIES - At April 30, 2017 (Unaudited)

Hennessy Cornerstone Large Growth Fund
Rainier Large Cap Equity Fund
Hennessy Cornerstone Large Growth Fund Pro Forma Combined

					HENNESSY CORNERSTONE
	HENNESSY CORNERSTONE	RAINIER			LARGE GROWTH FUND
	LARGE	LARGE CAP	PRO FORMA		PRO FORMA
	GROWTH FUND	EQUITY FUND	ADJUSTMENTS		COMBINED

ASSETS:
Investments in securities, at value (cost $96,107,795 and $80,419,249, respectively)	$105,649,784	$108,318,601	$-		$213,968,385
Cash	-	1,904	-		1,904
Dividends and interest receivable	98,365	385,545	-		483,910
Receivable for fund shares sold	89	-	-		89
Receivable for securities sold	-	-	-		-
Prepaid expenses and other assets	20,743	26,968	-		47,711
Total Assets	105,768,981	108,733,018	-		214,501,999

LIABILITIES:
Payable for fund shares redeemed	62,868	3,017	-		65,885
Payable to Advisor	64,716	56,049	-		120,765
Payable to Administrator	17,546	12,370	-		29,916
Payable to Auditor	13,202	6,160	-		19,362
Accrued distribution fees	122,483	22,719	-		145,202
Accrued interest payable	287	-	-		287
Accrued trustees fees	3,209	2,280	-		5,489
Accrued service fees	7,699	14,509	-		22,208
Accrued expenses and other liabilites	17,712	12,585	-		30,297
Total Liabilities	309,722	129,688	-		439,410

NET ASSETS	$105,459,259	$108,603,330	$-		$214,062,589

NET ASSETS CONSIST OF:
Capital stock	$91,249,061	$55,468,010	$-		$146,717,071
Accumulated net investment income (loss)	602,229	(191,827)	-		410,402
Accumulated net realized gain on investments	4,065,980	25,427,839	-		29,493,819
Unrealized net appreciation on investments	9,541,989	27,899,308	-		37,441,297
Total Net Assets	$105,459,259	$108,603,330	$-		$214,062,589

NET ASSETS

Investor Class:
Shares authorized (no par value)	Unlimited	N/A	N/A		Unlimited
Net assets applicable to outstanding Investor Class shares	$92,696,199	$-	$80,938,137	(A)	$173,634,336
Shares issued and outstanding	8,165,680	-	7,131,113	(A)	15,296,793
Net asset value, offering price and redemption price per share	$11.35	$-	$-		$11.35

Institutional Class:
Shares authorized (no par value)	Unlimited	N/A	N/A		Unlimited
Net assets applicable to outstanding Institutional Class shares	$12,763,060	$-	$27,665,193	(B)	$40,428,253
Shares issued and outstanding	1,114,743	-	2,416,174	(B)	3,530,917
Net asset value, offering price and redemption price per share	$11.45	$-	$-		$11.45

Original Class:
Shares authorized ($0.01 par value)	N/A	N/A	N/A		N/A
Net assets applicable to outstanding Original Class shares	$-	$80,938,137	$(80,938,137)	(A)	$-
Shares issued and outstanding	-	4,175,298	(4,175,298)	(A)	-
Net asset value, offering price and redemption price per share	$-	$19.38	$-		$-

Institutional Class:
Shares authorized ($0.01 par value)	N/A	N/A	N/A		N/A
Net assets applicable to outstanding Institutional Class shares	$-	$27,665,193	$(27,665,193)	(B)	$-
Shares issued and outstanding	-	1,381,577	(1,381,577)	(B)	-
Net asset value, offering price and redemption price per share	$-	$20.02	$-		$-

(A)
Original Class shares of the Rainier Large Cap Equity Fund will be converted to Investor Class shares upon consummation of the reorganization. Adjustment reflects additional shares issued in the reorganization.

(B)
Institutional Class shares of the Rainier Large Cap Equity Fund will be converted to Institutional Class shares upon consummation of the reorganization. Adjustment reflects additional shares issued in the reorganization.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF OPERATIONS - For the twelve-month period ended April 30, 2017 (Unaudited)

Hennessy Cornerstone Large Growth Fund
Rainier Large Cap Equity Fund
Hennessy Cornerstone Large Growth Fund Pro Forma Combined

					HENNESSY
					CORNERSTONE LARGE GROWTH FUND PRO FORMA
	HENNESSY	RAINIER LARGE CAP
	CORNERSTONE LARGE GROWTH		PRO FORMA
	FUND	EQUITY FUND	ADJUSTMENTS		COMBINED
INVESTMENT INCOME:
Dividend income (1)	$2,447,509	$1,542,055	$-		$3,989,564
Interest income	9,561	5,036	-		14,597
Total investment income	2,457,070	1,547,090	-		4,004,160

EXPENSES:
Investment advisory fees	779,915	876,603	(72,938)	(A)	1,583,580
Administration, fund accounting, custody and transfer agent fees	100,255	73,807	21,999	(A)	196,061
Sub-transfer agent expenses:
Investor/Original Class	42,130	116,589	(3,276)	(B)	155,443
Institutional Class	6,253	19,812	(5,979)	(C)	20,086
Distribution fees - Investor Class	137,085	206,987	(85,400)	(B)	258,672
Service fees - Investor Class	91,391	-	81,057	(B)	172,448
Federal and state registration fees	31,574	31,295	(19,795)	(D)	43,074
Professional fees	22,919	29,484	(23,734)	(D)	28,669
Compliance expense	24,847	17,335	(13,320)	(D)	28,862
Reports to shareholders	16,643	13,336	(3,836)	(D)	26,143
Trustees' fees and expenses	16,681	27,543	(24,258)	(D)	19,966
Interest expense	563	185	(185)	(D)	563
Other	9,783	57,480	(50,980)	(D)	16,283
Total expenses	1,280,039	1,470,456	(200,646)		2,549,849
Expense reimbursement and/or fee waivers (See Note 4)	-	(87,660)	87,660	(E)	-
Net expenses	1,280,039	1,382,796	(112,986)		2,549,849
NET INVESTMENT INCOME	$1,177,031	$164,295	$112,986		$1,454,311

REALIZED AND UNREALIZED GAINS:

Net realized gain on investments	$8,668,977	$18,119,391	$-		$26,788,368
Change in unrealized appreciation (depreciation) on investments	6,052,448	(3,028,045)	-		3,024,403
Net gain on investments	14,721,425	15,091,346	-		29,812,771

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,898,456	$15,255,640	$112,986		$31,267,082

(1)	Net of foreign taxes withheld and issuance fees of $0 and $4,084, respectively.

(A)	Based on the agreement in effect for the surviving fund.
(B)
The adjustments to service fees, distribution (12b-1 fees), and sub-transfer agent expenses are due to the conversion of Original Class shares of the Rainier Large Cap Equity Fund into Investor Class shares of the surviving fund.

(C)	The adjustments to sub-transfer agent fees are due to the conversion of Institutional Class shares of the Rainier Large Cap Equity Fund into Institutional Class shares of the surviving fund.
(D)
The adjustments to federal and state registration fees, professional fees, compliance expense, reports to shareholders and Trustees' fees and expenses, insurance expense and other expense reflects the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

(E)
The expenses of the surviving fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of the Rainier Large Cap Equity Fund for a period of two years from the date of the reorganization. The surviving fund does not anticipate waivers or reimbursements post-reorganization.

The accompanying notes are an integral part of these financial statements.

Notes to Pro Forma Combined Financial Statements of
Hennessy Cornerstone Large Growth Fund and Rainier Large Cap Equity Fund
April 30, 2017 (Unaudited)

1.	Basis of Combination

The Hennessy Cornerstone Large Growth Fund (the “Acquiring Fund”), is a diversified series of Hennessy Funds Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Rainier Large Cap Equity Fund (the “Target Fund”), is a diversified series of Rainier Investment Management Mutual Funds (the “Rainier Trust”), which is registered as an open-end management investment company under the 1940 Act.

The Statement of Assets and Liabilities, Statement of Operations, and Schedule of Investments reflect the accounts of the Target Fund and the Acquiring Fund as if the proposed reorganization occurred as of and for the period ended April 30, 2017. These statements have been derived from books and records utilized in calculating daily net asset value at April 30, 2017. The Acquiring Fund will be the accounting survivor of the reorganization.

The accompanying combined pro forma financial statements should be read in conjunction with the financial statements of the Target Fund and the Acquiring Fund included in their respective annual report dated March 31, 2017, and semi-annual report dated April 30, 2017.

Under the terms of the Agreement and Plan of Reorganization between Hennessy Funds Trust and the Rainier Trust pursuant to which all of the assets of the Rainier Large Cap Equity Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the Rainier Large Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Large Growth Fund will assume the Rainier Large Cap Equity Fund’s liabilities (other than the excluded liabilities). The reorganization has been structured with the intention that it qualify, for federal income tax purposes, as a tax-free reorganization under the Internal Revenue Code of 1986, as amended. Therefore, shareholders of the Target Fund should not recognize any gain or loss on their Target Fund shares for federal income tax purposes as a result of the reorganization.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Target Fund and the Acquiring Fund (each a “Fund” and, collectively, the “Funds”), in preparation of their financial statements. These policies conform with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation

The Funds follow authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that a Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (ÒNASDAQÓ) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Acquiring Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other similar securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Acquiring Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Acquiring Fund’s investment advisor. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Acquiring Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Acquiring Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Acquiring Fund’s securities as of April 30, 2017, are included in the Pro Forma Combined Schedules of Investments.

b) Federal Income Taxes

No provision for federal income taxes or excise taxes has been made since each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from that reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Funds recognize interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.

c) Other

Investment and shareholder transactions are recorded on the trade date. The Acquiring Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Service Providers

The Advisor will serve as the Acquiring Fund’s investment advisor after the reorganization. U.S. Bancorp Fund Services, LLC (the “Administrator”) will serve as the administrator, transfer agent and fund accountant to the Acquiring Fund after the reorganization. U.S. Bank, N.A., an affiliate of the Administrator, will serve as the custodian to the Acquiring Fund after the reorganization.

4. Share Classes and Fees

The Target Fund offers Original Class and Institutional Class shares. The Acquiring Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing and sub-transfer agent expenses and sales charges, if any. Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. More information on the classes of shares offered can be found in the Proxy Statement/Prospectus.

The investment advisory fee and service fees have been charged to the Acquiring Fund at the combined level of average net assets for the period ended April 30, 2017.

The Pro Forma net asset values per share assume shareholders of the Original Class shares of the Target Fund would receive Investor Class shares of the Acquiring Fund, and shareholders of the Institutional Class shares of the Target Fund would receive Institutional Class shares of the Acquiring Fund, based on conversion ratios determined on April 30, 2017, in connection with the proposed reorganization. The conversion ratios are calculated by dividing the net assets of each class of the Target Fund by the net asset value per share of each class of the Acquiring Fund.

Each of the Funds has entered into an agreement with its investment advisor to furnish investment advisory services to the Funds. The terms of these agreements are as follows:

Currently, the Acquiring Fund pays the Advisor a monthly fee at the annual rate of 0.74% of the Acquiring Fund’s average daily net assets. This agreement will continue in effect following the reorganization.

Currently, the Target Fund pays Rainier Investment Management, LLC (“Rainier”) a monthly fee at the annual rate of 0.70% of the Target Fund’s average daily net assets.

Rainier contractually agreed to waive/reimburse expenses through July 31, 2017, to the extent necessary so that the Target Fund's ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, extraordinary expenses, and sales charges, will not exceed 1.29% for Original Class shares and 1.04% for Institutional Class shares of the Target Fund.  In connection with the reorganization, the preceding waivers and expense subsidies were extended for up to a one-year period ending on July 31, 2018.

In addition to the above referenced waiver and expense subsidy, Rainier contractually agreed to reduce its advisory fee for the Target Fund by 0.07% through July 31, 2017. This waiver will expire and the advisory fee will increase to the contractual rate on August 1, 2017.

The Advisor has agreed that fees and expenses of the Acquiring Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of the Target Fund for a period of two years from the date of the reorganization.

The Acquiring Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, that authorizes payments in connection with the distribution of the Acquiring Fund’s shares at an annual rate of up to 0.25% of the Acquiring Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Acquiring Fund is currently using 0.15% of its average daily net assets attributable to Investor Class shares for such purposes. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors.

The Target Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, that authorizes payments in connection with the distribution of the Target Fund’s shares at an annual rate of up to 0.25% of the Target Fund’s average daily net assets attributable to Original Class shares. The fee is paid as reimbursement for, or in anticipation of, expenses incurred by third parties or Rainier for distribution-related and shareholder servicing activities related to Original Class shares.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Acquiring Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Acquiring Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Acquiring Fund attributable to Investor Class shares. This agreement will continue in effect following the reorganization.

The Acquiring Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Acquiring Fund. The agreements provide for periodic payments by the Acquiring Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions.

The Target Fund enters into agreements with certain broker-dealers and other financial intermediaries pursuant to which the Fund pays the financial intermediaries for services such as recordkeeping, networking or sub-transfer agency in amounts determined by the Board of Trustees of the Rainier Trust to be reasonable. Rainier has voluntarily undertaken to limit the sub-transfer agency expenses to no more than 0.10% of the average daily net assets of the Institutional Shares and 0.15% of the average daily net assets of the Original Shares.

Rainier has contractually agreed to waive/reimburse expenses through July 31, 2017 to the extent necessary so that the Target Fund’s ratio of operating expenses to average daily net assets, excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, extraordinary expenses, and sales charges, will not exceed 1.29% for Original Class shares and 1.04% for Institutional Class shares.

The Advisor has agreed that fees and expenses of the Acquiring Fund will be capped, pursuant to an expense limitation agreement, to the extent necessary so that expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed the total annual fees and expenses of the Target Fund for a period of two years from the date of the reorganization.

5. Capital Shares

The combined pro forma net asset values per share assume that the issuance of Acquiring Fund shares to the Target Fund’s shareholders would have occurred at April 30, 2017, in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2017:

	Hennessy Cornerstone Large Growth Fund	Rainier Large Cap Equity Fund	Pro Forma Adjustments	Hennessy Cornerstone Large Growth Fund Pro Forma Combined
Investor/Original Class
Shares Outstanding	8,165,680	4,175,298	2,955,815	15,296,793
Institutional Class
Shares Outstanding	1,114,743	1,381,577	1,034,597	3,530,917

6. Merger Costs

All costs associated with the reorganization, other than expenses related to any portfolio realignment, will be paid by the Advisor and Rainier.

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Your vote is important no matter how many shares are owned. Please cast your PROXY vote today! PROXY VOTING OPTIONS:
To vote by Internet 1) Read the Proxy Statement/Prospectus and have the proxy card below at hand. 2) Go to website www.proxyvote.com 3) Follow the instructions provided on the website.
To vote by Telephone 1) Read the Proxy Statement/Prospectus and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions.
To vote by Mail 1) Read the Proxy Statement/Prospectus. 2) Check the appropriate boxes on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

E30852-S59899           KEEP THIS PORTION FOR YOUR RECORDS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

DETACH AND RETURN THIS PORTION ONLY

	The Board of Trustees recommends that you vote FOR the Agreement and Plan of Reorganization and FOR adjournment of the special meeting.	For	Against	Abstain

1.
Proposal to approve an Agreement and Plan of Reorganization pursuant to which all of the assets of the Rainier Large Cap Equity Fund will be transferred to the Hennessy Cornerstone Large Growth Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Large Growth Fund, which will be distributed pro rata by the Rainier Large Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Large Growth Fund will assume the Rainier Large Cap Equity Fund's liabilities (other than the excluded liabilities):
		☐	☐	☐

2.
If necessary, a proposal to adjourn the special meeting to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the special meeting to approve the Agreement and Plan of Reorganization:
		☐	☐	☐

In the discretion of the above named proxies, to transact such other business that may properly come before the special meeting or any postponements or adjustments thereof.

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

PLEASE DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

Are you planning to attend the meeting?		Yes No ☐ ☐

Please sign this proxy exactly as your name appears on the books of the Fund. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders:
The Notice, Proxy Statement, most recent Annual Report of the Rainier U.S. Funds, most recent Annual and Semi-Annual Reports of the Hennessy Funds and Form of Proxy are available at www.proxyvote.com.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

E30853-S59899

Rainier Investment Management Mutual Funds

Rainier Large Cap Equity Fund

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES
SPECIAL MEETING OF SHAREHOLDERS – SEPTEMBER 14, 2017

The undersigned shareholder constitutes and appoints Neil J. Hennessy, Teresa M. Nilsen and Daniel B. Steadman, and each of them singly, with power of substitution, attorneys and proxies for and in the name and place of the undersigned to represent and to vote all shares of Original Class and Institutional Class stock of the Rainier Large Cap Equity Fund held of record by the undersigned on June 28, 2017, as designated on the reverse side, at the Special Meeting of Shareholders of the Rainier Large Cap Equity Fund at 601 Union Street, Suite 3525, Seattle, Washington 98101 on September 14, 2017, at 10:00 a.m., local time, and at any adjournments or postponements thereof.

This proxy, when properly executed, will be voted in the manner directed herein. If no such direction is made, this proxy will be voted in accordance with the Board of Trustees' recommendations.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Your vote is important no matter how many shares are owned. Please cast your PROXY vote today! PROXY VOTING OPTIONS:

To vote by Internet 1) Read the Proxy Statement/Prospectus and have the proxy card below at hand. 2) Go to website www.proxyvote.com 3) Follow the instructions provided on the website.

To vote by Telephone 1) Read the Proxy Statement/Prospectus and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions.

To vote by Mail 1) Read the Proxy Statement/Prospectus. 2) Check the appropriate boxes on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
E30854-S59899           KEEP THIS PORTION FOR YOUR RECORDS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

DETACH AND RETURN THIS PORTION ONLY

	The Board of Trustees recommends that you vote FOR the Agreement and Plan of Reorganization and FOR adjournment of the special meeting.	For	Against	Abstain
1.	Proposal to approve an Agreement and Plan of Reorganization pursuant to which all of the assets of the Rainier Small/Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Small/Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Small/Mid Cap Equity Fund's liabilities (other than the excluded liabilities):	☐	☐	☐

2.	If necessary, a proposal to adjourn the special meeting to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the special meeting to approve the Agreement and Plan of Reorganization:	☐	☐	☐

In the discretion of the above named proxies, to transact such other business that may properly come before the special meeting or any postponements or adjustments thereof.

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

PLEASE DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

Are you planning to attend the meeting?		Yes No ☐ ☐

Please sign this proxy exactly as your name appears on the books of the Fund. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders:
The Notice, Proxy Statement, most recent Annual Report of the Rainier U.S. Funds, most recent Annual and Semi-Annual Reports of the Hennessy Funds and Form of Proxy are available at www.proxyvote.com.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
E30855-S59899

Rainier Investment Management Mutual Funds

Rainier Small/Mid Cap Equity Fund

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES
SPECIAL MEETING OF SHAREHOLDERS – SEPTEMBER 14, 2017

The undersigned shareholder constitutes and appoints Neil J. Hennessy, Teresa M. Nilsen and Daniel B. Steadman, and each of them singly, with power of substitution, attorneys and proxies for and in the name and place of the undersigned to represent and to vote all shares of Original Class and Institutional Class stock of the Rainier Small/Mid Cap Equity Fund held of record by the undersigned on June 28, 2017, as designated on the reverse side, at the Special Meeting of Shareholders of the Rainier Small/Mid Cap Equity Fund at 601 Union Street, Suite 3525, Seattle, Washington 98101 on September 14, 2017, at 10:00 a.m., local time, and at any adjournments or postponements thereof.

This proxy, when properly executed, will be voted in the manner directed herein. If no such direction is made, this proxy will be voted in accordance with the Board of Trustees' recommendations.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735	Your vote is important no matter how many shares are owned. Please cast your PROXY vote today! PROXY VOTING OPTIONS:

To vote by Internet 1) Read the Proxy Statement/Prospectus and have the proxy card below at hand. 2) Go to website www.proxyvote.com 3) Follow the instructions provided on the website.

To vote by Telephone 1) Read the Proxy Statement/Prospectus and have the proxy card below at hand. 2) Call 1-800-690-6903 3) Follow the instructions.

To vote by Mail 1) Read the Proxy Statement/Prospectus. 2) Check the appropriate boxes on the proxy card below. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
E30856-S59899           KEEP THIS PORTION FOR YOUR RECORDS
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

DETACH AND RETURN THIS PORTION ONLY

	The Board of Trustees recommends that you vote FOR the Agreement and Plan of Reorganization and FOR adjournment of the special meeting.	For	Against	Abstain
1.	Proposal to approve an Agreement and Plan of Reorganization pursuant to which all of the assets of the Rainier Mid Cap Equity Fund will be transferred to the Hennessy Cornerstone Mid Cap 30 Fund, in exchange for Investor Class and Institutional Class shares of the Hennessy Cornerstone Mid Cap 30 Fund, which will be distributed pro rata by the Rainier Mid Cap Equity Fund to its Original Class and Institutional Class shareholders, respectively, and the Hennessy Cornerstone Mid Cap 30 Fund will assume the Rainier Mid Cap Equity Fund's liabilities (other than the excluded liabilities):	☐	☐	☐

2.	If necessary, a proposal to adjourn the special meeting to permit further solicitation of proxies in the event a quorum does not exist or a quorum exists but there are not sufficient votes at the time of the special meeting to approve the Agreement and Plan of Reorganization:	☐	☐	☐

In the discretion of the above named proxies, to transact such other business that may properly come before the special meeting or any postponements or adjustments thereof.

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

PLEASE DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

Are you planning to attend the meeting?		Yes No ☐ ☐

Please sign this proxy exactly as your name appears on the books of the Fund. Joint owners should each sign personally. Directors and other fiduciaries should indicate the capacity in which they sign. If a corporation, this signature should be that of an authorized officer who should state his or her title.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the
Special Meeting of Shareholders:
The Notice, Proxy Statement, most recent Annual Report of the Rainier U.S. Funds, most recent Annual and Semi-Annual Reports of the Hennessy Funds and Form of Proxy are available at www.proxyvote.com.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
E30857-S59899

Rainier Investment Management Mutual Funds

Rainier Mid Cap Equity Fund

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES
SPECIAL MEETING OF SHAREHOLDERS – SEPTEMBER 14, 2017

The undersigned shareholder constitutes and appoints Neil J. Hennessy, Teresa M. Nilsen and Daniel B. Steadman, and each of them singly, with power of substitution, attorneys and proxies for and in the name and place of the undersigned to represent and to vote all shares of Original Class and Institutional Class stock of the Rainier Mid Cap Equity Fund held of record by the undersigned on June 28, 2017, as designated on the reverse side, at the Special Meeting of Shareholders of the Rainier Mid Cap Equity Fund at 601 Union Street, Suite 3525, Seattle, Washington 98101 on September 14, 2017, at 10:00 a.m., local time, and at any adjournments or postponements thereof.

This proxy, when properly executed, will be voted in the manner directed herein. If no such direction is made, this proxy will be voted in accordance with the Board of Trustees' recommendations.

PLEASE VOTE, SIGN AND DATE THIS PROXY AND RETURN IT IN THE ENCLOSED POSTAGE-PAID ENVELOPE